UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2009

Date of reporting period:	06/30/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Blended Equity Fund

	Shares	Value ($)*
Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 1.5%
BorgWarner, Inc.	89,400	3,967,572
Lear Corp. (a)	20,000	283,600
Auto Components Total		4,251,172
Hotels, Restaurants & Leisure – 1.3%
Life Time Fitness, Inc. (a)	125,700	3,714,435
Hotels, Restaurants & Leisure Total		3,714,435
Media – 2.1%
Interpublic Group of Companies, Inc. (a)	1,155	9,933
John Wiley & Sons, Inc., Class A	130,000	5,853,900
Media Total		5,863,833
Multiline Retail – 3.5%
Sears Holdings Corp. (a)	20,000	1,473,200
Target Corp.	176,400	8,200,836
Multiline Retail Total		9,674,036
CONSUMER DISCRETIONARY TOTAL		23,503,476
CONSUMER STAPLES – 8.3%
Beverages – 1.3%
Anheuser-Busch Companies, Inc.	59,000	3,665,080
Beverages Total		3,665,080
Food & Staples Retailing – 4.2%
Olam International Ltd.	1,634,600	2,919,465
Wal-Mart Stores, Inc.	156,100	8,772,820
Food & Staples Retailing Total		11,692,285
Food Products – 1.3%
Kraft Foods, Inc., Class A	61,036	1,736,474
Wilmar International Ltd.	500,000	1,859,542
Food Products Total		3,596,016
Tobacco – 1.5%
Philip Morris International, Inc.	88,200	4,356,198
Tobacco Total		4,356,198
CONSUMER STAPLES TOTAL		23,309,579
ENERGY – 15.5%
Oil, Gas & Consumable Fuels – 15.5%
Apache Corp.	50,000	6,950,000
Chevron Corp.	37,100	3,677,723
Cimarex Energy Co.	100,000	6,967,000
El Paso Corp.	325,000	7,065,500

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp.	128,522	11,326,644
Royal Dutch Shell PLC, ADR	13,200	1,078,572
Suncor Energy, Inc.	111,500	6,480,380
Oil, Gas & Consumable Fuels Total		43,545,819
ENERGY TOTAL		43,545,819
FINANCIALS – 19.4%
Capital Markets – 6.9%
American Capital Strategies Ltd.	128,500	3,054,445
Ameriprise Financial, Inc.	18,520	753,208
Bank of New York Mellon Corp.	49,088	1,856,999
State Street Corp.	213,100	13,636,269
Capital Markets Total		19,300,921
Consumer Finance – 0.6%
American Express Co.	44,600	1,680,082
Consumer Finance Total		1,680,082
Diversified Financial Services – 8.0%
Bank of America Corp. (b)	168,520	4,022,573
Leucadia National Corp.	161,400	7,576,116
Nasdaq OMX Group (a)	95,000	2,522,250
NYSE Euronext	75,000	3,799,500
RHJ International (a)	208,500	2,626,184
Singapore Exchange Ltd.	400,000	2,031,531
Diversified Financial Services Total		22,578,154
Insurance – 2.4%
American International Group, Inc.	18,626	492,844
Berkshire Hathaway Inc., Class A (a)	52	6,279,000
Insurance Total		6,771,844
Real Estate Management & Development – 1.5%
St. Joe Co.	120,000	4,118,400
Real Estate Management & Development Total		4,118,400
FINANCIALS TOTAL		54,449,401
HEALTH CARE – 11.6%
Biotechnology – 1.0%
Genzyme Corp. (a)	22,100	1,591,642
Senomyx, Inc. (a)	267,000	1,316,310
Biotechnology Total		2,907,952
Health Care Equipment & Supplies – 0.3%
Hospira, Inc. (a)	18,100	725,991
Health Care Equipment & Supplies Total		725,991

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 10.3%
Abbott Laboratories	180,800	9,576,976
Johnson & Johnson	163,711	10,533,166
Novo Nordisk A/S, ADR	94,000	6,204,000
Pfizer, Inc.	94,058	1,643,193
Schering-Plough Corp.	43,100	848,639
Pharmaceuticals Total		28,805,974
HEALTH CARE TOTAL		32,439,917
INDUSTRIALS – 13.7%
Aerospace & Defense – 4.4%
Bombardier, Inc., Class B (a)	1,200,000	8,720,212
Rolls-Royce Group PLC, ADR	110,000	3,685,000
Aerospace & Defense Total		12,405,212
Air Freight & Logistics – 1.3%
Expeditors International Washington, Inc.	87,500	3,762,500
Air Freight & Logistics Total		3,762,500
Building Products – 0.9%
Simpson Manufacturing Co., Inc.	101,500	2,409,610
Building Products Total		2,409,610
Commercial Services & Supplies – 0.8%
Waste Management, Inc.	59,100	2,228,661
Commercial Services & Supplies Total		2,228,661
Construction & Engineering – 1.7%
Quanta Services, Inc. (a)	140,000	4,657,800
Construction & Engineering Total		4,657,800
Electrical Equipment – 0.2%
American Superconductor Corp. (a)	15,000	537,750
Electrical Equipment Total		537,750
Industrial Conglomerates – 1.6%
General Electric Co.	132,605	3,539,227
Jardine Strategic Holdings Ltd.	50,000	850,000
Industrial Conglomerates Total		4,389,227
Machinery – 0.9%
Dover Corp.	51,100	2,471,707
Machinery Total		2,471,707

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.9%
Noble Group Ltd.	3,120,000	5,434,861
Trading Companies & Distributors Total		5,434,861
INDUSTRIALS TOTAL		38,297,328
INFORMATION TECHNOLOGY – 12.3%
Communications Equipment – 3.6%
Cisco Systems, Inc. (a)	432,065	10,049,832
Communications Equipment Total		10,049,832
Computers & Peripherals – 2.4%
NCR Corp. (a)	141,200	3,558,240
Teradata Corp. (a)	141,200	3,267,368
Computers & Peripherals Total		6,825,608
Electronic Equipment & Instruments – 1.1%
National Instruments Corp.	110,000	3,120,700
Electronic Equipment & Instruments Total		3,120,700
Internet Software & Services – 0.2%
eBay, Inc. (a)	21,000	573,930
Internet Software & Services Total		573,930
Semiconductors & Semiconductor Equipment – 1.9%
Microchip Technology, Inc.	125,000	3,817,500
NVIDIA Corp. (a)	75,000	1,404,000
Semiconductors & Semiconductor Equipment Total		5,221,500
Software – 3.1%
Microsoft Corp.	316,700	8,712,417
Software Total		8,712,417
INFORMATION TECHNOLOGY TOTAL		34,503,987
MATERIALS – 6.5%
Chemicals – 0.4%
Huabao International Holdings Ltd.	1,000,000	949,053
Solutia, Inc. (a)	10,000	128,200
Chemicals Total		1,077,253
Construction Materials – 1.4%
Vulcan Materials Co.	67,100	4,011,238
Construction Materials Total		4,011,238
Metals & Mining – 2.6%
Nucor Corp.	99,600	7,437,132
Metals & Mining Total		7,437,132
Paper & Forest Products – 2.1%
AbitibiBowater, Inc.	30,000	279,900

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Aracruz Celulose SA, ADR	74,800	5,489,572
Paper & Forest Products Total		5,769,472
MATERIALS TOTAL		18,295,095
UTILITIES – 1.5%
Independent Power Producers & Energy Traders – 1.5%
AES Corp. (a)	225,000	4,322,250
Independent Power Producers & Energy Traders Total		4,322,250
UTILITIES TOTAL		4,322,250

Total Common Stocks (cost of $150,427,533)		272,666,852

	Par ($)
Short-Term Obligation – 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $2,806,794 (repurchase proceeds $2,749,168)	2,749,000	2,749,000

Total Short-Term Obligation (cost of $2,749,000)		2,749,000

5

Total Investments – 98.2% (cost of $153,176,533)(c)(d)	$275,415,852

Other Assets & Liabilities, Net – 1.8%	5,004,153

Net Assets – 100.0%	$280,420,005

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008 in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$272,666,852	$—
Level 2 – Other Significant Observable Inputs	2,749,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$275,415,852	$—
(a)	Non-income producing security.

(b)	Investments in affiliates during the three month period ended June 30, 2008:

Security name: Bank of America Corp.
Shares as of 03/31/08:	168,520
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	168,520
Net realized gain/loss:	$—
Dividend income earned:	$107,853
Value at end of period:	$4,022,573

(c)	Cost for federal income tax purposes is $153,176,533.

(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$134,921,359	$(12,682,040)	$122,239,319

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 37.9%
Federal Home Loan Mortgage Corporation
	5.000% 03/01/21	114,474	113,348
	5.500% 03/01/37	1,886,272	1,860,041
	5.893% 06/01/36(a)	5,746,451	5,875,041
	7.000% 12/01/35	1,750,702	1,842,137
Federal National Mortgage Association
	4.500% 08/01/35	4,603,762	4,272,327
	4.500% 09/01/35	5,068,269	4,703,394
	4.616% 07/01/34(a)	1,087,752	1,104,017
	4.864% 05/01/38(a)	11,627,047	11,649,607
	5.000% 03/01/37	4,462,929	4,282,156
	5.000% 05/01/37	36,840,841	35,348,585
	5.500% 10/01/28	179,019	177,897
	5.500% 11/01/28	330,439	328,367
	5.500% 12/01/28	5,788	5,752
	5.500% 11/01/29	494,745	491,643
	5.500% 04/01/31	293,462	291,255
	5.500% 02/01/32	1,362,277	1,351,738
	5.500% 04/01/33	188,941	187,343
	5.500% 05/01/33	54,028	53,571
	5.500% 02/01/35	319,404	316,703
	5.500% 04/01/35	704,968	697,023
	5.500% 05/01/35	1,250,990	1,236,892
	5.500% 06/01/35	9,689,364	9,580,170
	5.500% 04/01/36	20,200,386	19,972,737
	5.500% 06/01/36	4,339,729	4,285,398
	5.500% 06/01/38(b)	5,500,000	5,427,705
	5.500% 06/01/38	5,260,000	5,186,031
	6.000% 03/01/36	3,958,163	3,998,904
	6.000% 09/01/36	570,035	575,902
	6.000% 12/01/36	7,191,375	7,265,396
	6.000% 09/01/37	2,464,755	2,477,498
	6.000% 11/01/37	18,117,465	18,300,098
	6.000% 05/01/38	11,261,919	11,374,318
	6.124% 09/01/37(a)	6,417,219	6,549,742
	6.500% 02/01/13	134,100	139,684
	6.500% 08/01/37	8,346,679	8,602,967
	7.500% 10/01/29	66,868	72,172
TBA,
	5.500% 12/01/38(b)	20,000,000	19,712,500

1

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
4.500% 07/20/33	1,597,815	1,487,579
4.500% 09/15/33	690,612	645,709
5.000% 09/20/33	1,438,908	1,393,653
5.500% 02/15/18	978,762	996,798
5.500% 03/15/18	419,048	426,769
6.000% 03/20/28	248,951	253,861
6.375% 04/20/28(a)	13,905	14,150
6.375% 06/20/28(a)	111,621	113,587
6.500% 05/15/23	2,657	2,762
6.500% 05/15/28	111,805	116,228
6.500% 06/15/28	51,564	53,604
6.500% 12/15/31	196,492	204,081
6.500% 04/15/32	40,564	42,118
7.000% 05/15/29	111,854	119,224
7.500% 03/15/28	45,598	49,088
8.000% 10/15/17	143,400	155,344
8.000% 01/15/30	247,251	270,892
8.500% 06/15/17	308,506	338,153
8.500% 11/15/17	126,023	137,433
8.500% 12/15/17	555,876	606,206
9.000% 12/15/17	538,150	585,184
9.000% 06/15/30	28,748	31,660
9.500% 11/15/17	421,646	464,344

	Total Mortgage-Backed Securities (Cost of $207,661,824)	208,218,486
Corporate Fixed-Income Bonds & Notes – 22.0%
BASIC MATERIALS – 0.5%
Iron/Steel – 0.5%
Nucor Corp.

5.850% 06/01/18	2,680,000	2,707,950
	Iron/Steel Total	2,707,950
	BASIC MATERIALS TOTAL	2,707,950
COMMUNICATIONS – 2.8%
Media – 1.4%
Comcast Cable Holdings LLC
9.800% 02/01/12	2,600,000	2,930,767
Time Warner Cable, Inc.
6.200% 07/01/13	2,370,000	2,409,975
Time Warner Cos., Inc.

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
	7.250% 10/15/17	2,183,000	2,222,743
Media Total			7,563,485
Telecommunication Services – 1.4%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,615,000	2,571,447
AT&T, Inc.
	5.500% 02/01/18	1,850,000	1,792,665
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.250% 06/15/30	1,500,000	1,721,067
Sprint Capital Corp.
	8.750% 03/15/32	1,670,000	1,590,675
Telecommunication Services Total			7,675,854
COMMUNICATIONS TOTAL			15,239,339
CONSUMER CYCLICAL – 2.2%
Retail – 2.2%
McDonald’s Corp.
	5.800% 10/15/17	3,500,000	3,572,653
Target Corp.
	5.875% 07/15/16	4,100,000	4,164,313
Wal-Mart Stores, Inc.
	4.125% 02/15/11(d)	2,441,000	2,457,701
	5.000% 04/05/12	1,735,000	1,798,558
Retail Total			11,993,225
CONSUMER CYCLICAL TOTAL			11,993,225
CONSUMER NON-CYCLICAL – 1.8%
Beverages – 1.0%
Bottling Group LLC
	5.500% 04/01/16	5,520,000	5,544,012
Beverages Total			5,544,012
Food – 0.5%
General Mills, Inc.
	5.650% 09/10/12	2,710,000	2,763,281
Food Total			2,763,281

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 0.3%
UnitedHealth Group, Inc.
	6.000% 06/15/17	1,600,000	1,557,895
Healthcare Services Total			1,557,895
CONSUMER NON-CYCLICAL TOTAL			9,865,188
ENERGY – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
ConocoPhillips
	4.400% 05/15/13	1,965,000	1,927,777
Oil, Gas & Consumable Fuels Total			1,927,777
ENERGY TOTAL			1,927,777
FINANCIALS – 8.6%
Banks – 4.4%
Bank One Corp.
	7.875% 08/01/10	5,700,000	6,033,467
Barclays Bank PLC
	5.926% 12/31/49(a)(c)(e)	3,000,000	2,557,614
Credit Suisse/New York NY
	5.000% 05/15/13	2,215,000	2,155,561
RBS Capital Trust III
	5.512% 09/29/49(a)(e)	3,440,000	2,989,690
UBS Preferred Funding Trust I
	8.622% 10/29/49(a)(e)	2,560,000	2,572,390
Wachovia Corp.
	5.500% 05/01/13(d)	2,500,000	2,392,753
Wells Fargo & Co.
	5.000% 11/15/14(d)	5,350,000	5,286,132
Banks Total			23,987,607
Diversified Financial Services – 3.6%
American Express Credit Corp.
	5.875% 05/02/13	2,355,000	2,341,284
Citigroup, Inc.
	5.250% 02/27/12(d)	2,605,000	2,571,143
General Electric Capital Corp., MTN
	5.000% 11/15/11	1,400,000	1,426,922
	5.875% 02/15/12	1,695,000	1,758,529
	6.000% 06/15/12(d)	2,995,000	3,094,991
Goldman Sachs Group, Inc.
	6.150% 04/01/18	2,870,000	2,784,356

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13	4,000,000	3,786,020
Morgan Stanley
	6.750% 04/15/11	2,000,000	2,051,590
Diversified Financial Services Total			19,814,835
Insurance – 0.6%
New York Life Global Funding
	4.650% 05/09/13(c)	2,000,000	1,983,876
Prudential Financial, Inc.
	5.100% 09/20/14	1,441,000	1,404,047
Insurance Total			3,387,923
FINANCIALS TOTAL			47,190,365
INDUSTRIALS – 0.5%
Machinery – 0.5%
Caterpillar Financial Services Corp.
	4.850% 12/07/12(d)	265,000	264,215
	5.850% 09/01/17	2,715,000	2,780,629
Machinery Total			3,044,844
INDUSTRIALS TOTAL			3,044,844
TECHNOLOGY – 2.0%
Computers – 1.2%
Hewlett-Packard Co.
	4.500% 03/01/13	2,900,000	2,872,230
International Business Machines Corp.
	5.700% 09/14/17(d)	3,600,000	3,653,694
Computers Total			6,525,924
Office/Business Equipment – 0.1%
Xerox Corp.
	6.400% 03/15/16	950,000	948,289
Office/Business Equipment Total			948,289
Software – 0.7%
Oracle Corp.
	5.250% 01/15/16	3,825,000	3,763,685
Software Total			3,763,685
TECHNOLOGY TOTAL			11,237,898
UTILITIES – 3.3%
Electric – 3.3%
Consolidated Edison Co. of New York
	5.850% 04/01/18	3,500,000	3,513,041

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Duke Energy Carolinas LLC
	5.100% 04/15/18(d)	1,000,000	975,272
	5.250% 01/15/18	2,000,000	1,973,732
Georgia Power Co.
	5.700% 06/01/17	1,185,000	1,209,988
Nisource Finance Corp.
	5.250% 09/15/17	685,000	607,505
Pacific Gas & Electric Co.
	5.625% 11/30/17	3,500,000	3,486,416
Peco Energy Co.
	5.350% 03/01/18	3,175,000	3,107,338
Virginia Electric & Power Co.
	5.950% 09/15/17	3,050,000	3,065,119
Electric Total			17,938,411
UTILITIES TOTAL			17,938,411

	Total Corporate Fixed-Income Bonds & Notes (Cost of $123,666,548)		121,144,997
Commercial Mortgage-Backed Securities – 17.0%
Asset Securitization Corp.
	8.044% 04/14/29(a)	4,225,000	4,320,933
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	2,497,000	2,400,206
Bear Stearns Commercial Mortgage Securities
	5.518% 09/11/41	5,000,000	4,778,864
	5.742% 09/11/42	5,000,000	4,725,848
Credit Suisse First Boston Mortgage Securities Corp.
	6.006% 11/15/36(c)	1,000,000	908,127
GE Capital Commercial Mortgage Corp.
	6.734% 01/15/33	6,775,000	6,683,907
GMAC Commercial Mortgage Securities
	7.069% 05/15/33(a)	1,781,000	1,801,874
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36	3,449,000	3,389,547
GS Mortgage Securities Corp. II
	6.526% 08/15/18(c)	1,905,000	1,962,945

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
	6.462% 03/15/31	2,360,000	2,447,022
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.957% 08/12/49(a)	5,700,000	5,505,819
Morgan Stanley Capital I
	5.208% 11/14/42(a)	1,220,000	1,188,835
	5.168% 01/14/42	1,059,000	1,021,546
	5.283% 11/12/41(a)	1,180,000	1,166,365
	5.809% 12/12/49	4,008,200	3,805,232
	5.984% 08/12/41	1,590,000	1,561,142
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,199,996
	7.500% 10/15/33	3,150,000	3,294,075
Nomura Asset Securities Corp.
	7.783% 03/15/30(a)	5,571,000	6,051,493
Wachovia Bank Commercial Mortgage Trust
	4.608% 12/15/35	3,601,000	3,541,217
	5.001% 07/15/41	6,099,000	6,088,391
	5.087% 07/15/42	17,926,000	17,663,814
	5.230% 07/15/41	3,905,000	3,864,965
	6.287% 04/15/34	4,225,000	4,332,408

	Total Commercial Mortgage-Backed Securities (Cost of $96,427,312)		93,704,571
Government & Agency Obligations – 9.6%
U.S. GOVERNMENT OBLIGATIONS – 9.6%
U.S. Treasury Bonds
	4.375% 02/15/38(d)	13,000,000	12,670,944
	6.125% 11/15/27	1,600,000	1,913,375
	6.250% 05/15/30	7,000,000	8,616,013
	7.125% 02/15/23(d)(f)	13,000,000	16,644,056
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/25(d)	2,848,600	2,987,469
	2.375% 01/15/27(d)	5,069,590	5,314,751
U.S. Treasury Notes
	2.625% 05/31/10(d)	4,390,000	4,392,744

7

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	3.875% 05/15/18(d)	30,000	29,749
U.S. GOVERNMENT OBLIGATIONS TOTAL			52,569,101

	Total Government & Agency Obligations (Cost of $51,024,349)		52,569,101
Asset-Backed Securities – 9.2%
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,591,433
	5.210% 03/17/14	2,015,000	2,045,817
	5.300% 05/15/14	2,725,000	2,761,184
	5.500% 04/20/10(c)	4,200,000	4,223,286
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	1,280,000	1,297,507
	4.850% 02/18/14	3,375,000	3,389,859
Carmax Auto Owner Trust
	5.270% 11/15/12	1,500,000	1,519,455
Chase Issuance Trust
	4.960% 09/17/12	4,250,000	4,317,456
Citibank Credit Card Issuance Trust
	4.750% 12/10/15	6,765,000	6,634,229
Daimler Chrysler Auto Trust
	4.480% 08/08/14	3,190,140	3,177,156
	5.320% 11/10/14	2,245,000	2,258,808
Discover Card Master Trust
	5.100% 10/15/13	3,940,000	3,967,883
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	1,017,769
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	1,635,000	1,641,229
Nissan Auto Receivables Owner Trust
	4.280% 06/16/14	4,350,000	4,278,542
USAA Auto Owner Trust
	4.500% 10/15/13	3,785,000	3,747,624

	Total Asset-Backed Securities (Cost of $50,872,987)		50,869,237
Collateralized Mortgage Obligations – 3.3%
AGENCY – 1.0%
Federal Home Loan Mortgage Corporation
	6.500% 07/15/31	2,084,151	2,190,053

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association
	5.000% 08/25/27	3,080,000	3,111,263
AGENCY TOTAL			5,301,316
NON – AGENCY – 2.3%
Citigroup Mortgage Loan Trust, Inc.
	4.436% 12/25/34(a)	1,652,014	1,634,707
Countrywide Alternative Loan Trust
	5.500% 07/25/34	2,169,194	2,103,930
JP Morgan Mortgage Trust
	5.138% 09/25/35	6,546,116	6,446,760
Wells Fargo Mortgage Backed Securities Trust
	4.539% 02/25/35(a)	2,424,347	2,389,891
NON – AGENCY TOTAL			12,575,288

	Total Collateralized Mortgage Obligations (Cost of $18,059,716)		17,876,604
Municipal Bond – 0.3%
MASSACHUSETTS – 0.3%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue Bonds, Series A
	5.000% 07/01/31	1,590,000	1,647,510
MASSACHUSETTS TOTAL			1,647,510

	Total Municipal Bond (Cost of $1,748,970)		1,647,510

		Shares
Securities Lending Collateral – 9.3%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.633%)	51,083,375	51,083,375

	Total Securities Lending Collateral (Cost of $51,083,375)		51,083,375

		Par ($)
Short-Term Obligation – 4.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/05/11, market value $22,880,325 (repurchase proceeds $22,430,371)	22,429,000	22,429,000

	Total Short-Term Obligation (Cost of $22,429,000)		22,429,000

9

Total Investments – 112.7% (Cost of $622,974,081)(h)(i)	$619,542,881

Other Assets & Liabilities, Net – (12.7)%	(69,614,332)

Net Assets – 100.0%	$549,928,549

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

10

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
	Level 1 – Quoted Prices	$123,364,976	$68,425
	Level 2 – Other Significant Observable Inputs	493,518,907	—
	Level 3 – Significant Unobservable Inputs	2,658,998	—
	Total	$619,542,881	$68,425

* Other financial instruments consist of futures contracts, which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 1, 2008	$—	$—
	Amortization of premiums	1	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(5,837)	—
	Net purchases	2,664,834	—
	Transfers in and or out of Level 3	—	—
	Balance as of June 30, 2008	$2,658,998	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(b)	Security purchased on a delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $11,635,848, which represents 2.1% of net assets.

(d)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $47,637,334.
(e)	Perpetual Maturity. Maturity date presented represents the next call date.
(f)	A portion of this security with a market value of $320,078 is pledged as collateral for open futures contracts.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $622,974,081.

11

(i)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,250,933	$(7,682,133)	$(3,431,200)

Acronym	Name

MTN	Medium-Term Note
TBA	To Be Announced

At June 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	100	$21,120,313	$21,051,888	Sept-2008	$68,425

12

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Emerging Markets Fund

	Shares	Value ($)*
Common Stocks – 89.5%
CONSUMER DISCRETIONARY – 4.3%
Automobiles – 0.4%
PT Astra International Tbk	1,551,000	3,238,259
Automobiles Total		3,238,259
Diversified Consumer Services – 0.2%
Educomp Solutions Ltd.	29,350	1,745,652
Diversified Consumer Services Total		1,745,652
Hotels, Restaurants & Leisure – 0.8%
Genting Berhad	3,130,200	5,364,688
Kangwon Land, Inc.	95,590	2,092,645
Hotels, Restaurants & Leisure Total		7,457,333
Household Durables – 0.9%
Cyrela Brazil Realty SA	136,300	1,882,404
Rossi Residencial SA	224,600	1,681,243
Urbi Desarrollos Urbanos SA de CV (a)	1,303,729	4,506,689
Household Durables Total		8,070,336
Media – 1.4%
RBC Information Systems, ADR	241,784	8,220,656
VisionChina Media, Inc., ADR (a)	135,033	2,142,974
Woongjin Thinkbig Co., Ltd.	62,000	1,434,348
Media Total		11,797,978
Specialty Retail – 0.6%
Grupo Elektra SA de CV	142,905	5,258,598
Specialty Retail Total		5,258,598
CONSUMER DISCRETIONARY TOTAL		37,568,156
CONSUMER STAPLES – 9.0%
Beverages – 1.8%
Fomento Economico Mexicano SAB de CV, ADR	74,388	3,385,398
Lotte Chilsung Beverage Co., Ltd.	12,393	11,977,747
Beverages Total		15,363,145
Food & Staples Retailing – 1.8%
President Chain Store Corp.	4,814,453	16,020,155
Food & Staples Retailing Total		16,020,155
Food Products – 3.8%
Chaoda Modern Agriculture	12,382,191	15,626,119
IJM Plantations Berhad	1,368,700	1,516,356
IOI Corp. Berhad	2,474,500	5,641,936

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Marfrig Frigorificos e Comercio de Alimentos SA	316,000	4,090,200
PT Astra Agro Lestari Tbk	683,000	2,189,008
PT Bisi International (a)	1,700,000	940,347
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	2,180,000	2,482,647
Food Products Total		32,486,613
Household Products – 0.6%
Hypermarcas SA (a)	407,900	4,910,779
Household Products Total		4,910,779
Tobacco – 1.0%
KT&G Corp.	104,911	9,026,328
Tobacco Total		9,026,328
CONSUMER STAPLES TOTAL		77,807,020
ENERGY – 14.2%
Oil, Gas & Consumable Fuels – 14.2%
China Coal Energy Co., Class H	2,536,000	4,436,313
CNOOC Ltd.	8,082,000	13,910,089
Gazprom OAO, Registered Shares, ADR	614,012	35,612,696
LUKOIL, ADR	190,550	18,788,230
PetroChina Co., Ltd., ADR	119,788	15,435,882
PT Bumi Resources Tbk	14,135,000	12,571,258
PTT Exploration & Production PCL, Foreign Registered Shares	847,500	4,892,104
Sasol Ltd.	293,904	17,303,926
Oil, Gas & Consumable Fuels Total		122,950,498
ENERGY TOTAL		122,950,498
FINANCIALS – 12.6%
Commercial Banks – 10.8%
Akbank TAS, ADR (b)	509,928	3,536,606
Banco Bradesco SA, ADR	277,900	5,685,834
Banco Santander Chile SA, ADR	223,252	9,602,068
Bangkok Bank PCL, Foreign Registered Shares	1,451,100	5,164,675
Bank of Communications Co., Ltd., Class H	8,310,000	9,730,392
China Construction Bank Corp., Class H	19,384,000	15,612,109
China Merchants Bank Co., Ltd., Class H	981,000	3,082,433
Hana Financial Group, Inc.	67,422	2,594,269
ICICI Bank Ltd., ADR	309,597	8,904,010

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Industrial & Commercial Bank of China, Class H	2,295,000	1,568,803
Kasikornbank Public Co., Ltd., Foreign Shares	1,010,700	2,146,245
Public Bank Berhad	2,214,950	7,185,454
Siam Commercial Bank PCL	326,800	757,500
Siam Commercial Bank PCL, Foreign Registered Shares (c)	1,852,700	4,294,429
Turkiye Is Bankasi, Class C	625,818	2,045,658
Uniao de Bancos Brasileiros SA, GDR	90,273	11,458,352
Commercial Banks Total		93,368,837
Diversified Financial Services – 0.6%
Bovespa Holding SA	240,000	2,979,228
Yuanta Financial Holding Co., Ltd. (a)	2,722,000	1,905,660
Diversified Financial Services Total		4,884,888
Insurance – 0.5%
Cathay Financial Holding Co., Ltd.	948,000	2,061,345
Ping An Insurance Group Co., Ltd., Class H	291,000	2,164,609
Insurance Total		4,225,954
Real Estate Management & Development – 0.7%
China Overseas Land & Investment Ltd.	1,696,000	2,679,755
Far East Consortium	14,036,722	3,690,440
Real Estate Management & Development Total		6,370,195
FINANCIALS TOTAL		108,849,874
HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
Diagnosticos da America SA	143,132	3,687,450
Health Care Providers & Services Total		3,687,450
HEALTH CARE TOTAL		3,687,450
INDUSTRIALS – 5.7%
Construction & Engineering – 0.6%
China Communications Construction Co., Ltd., Class H	1,654,000	2,829,762
Tekfen Holding AS	321,950	2,473,098
Construction & Engineering Total		5,302,860
Electrical Equipment – 2.9%
Bharat Heavy Electricals Ltd.	156,111	4,981,764
Harbin Power Equipment Co., Ltd., Class H	1,652,000	2,394,126
LS Cable Ltd.	144,437	12,647,989

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Suntech Power Holdings Co., Ltd., ADR (a)	43,092	1,614,227
Suzlon Energy Ltd. (a)	619,050	3,106,401
Electrical Equipment Total		24,744,507
Machinery – 1.3%
Industrias Romi SA	96,500	993,232
Lupatech SA (a)	132,500	4,959,142
PT United Tractors Tbk	4,297,500	5,663,191
Machinery Total		11,615,565
Marine – 0.9%
Pacific Basin Shipping Ltd.	1,979,000	2,827,415
STX Pan Ocean Co., Ltd.	1,180,600	2,341,900
U-Ming Marine Transport Corp.	981,000	2,585,576
Marine Total		7,754,891
INDUSTRIALS TOTAL		49,417,823
INFORMATION TECHNOLOGY – 9.5%
Computers & Peripherals – 1.6%
Wistron Corp.	9,490,552	13,569,992
Computers & Peripherals Total		13,569,992
Electronic Equipment & Instruments – 2.6%
HON HAI Precision Industry Co., Ltd.	2,658,365	13,093,453
Synnex Technology International Corp.	4,624,406	9,522,135
Electronic Equipment & Instruments Total		22,615,588
IT Services – 0.5%
Redecard SA	228,100	4,409,468
IT Services Total		4,409,468
Semiconductors & Semiconductor Equipment – 4.8%
Samsung Electronics Co., Ltd.	59,922	35,802,543
Taiwan Semiconductor Manufacturing Co., Ltd.	1,872	4,009
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	560,655	6,116,746
Semiconductors & Semiconductor Equipment Total		41,923,298
INFORMATION TECHNOLOGY TOTAL		82,518,346
MATERIALS – 18.5%
Chemicals – 3.4%
Israel Chemicals Ltd.	622,661	14,508,606
Makhteshim-Agan Industries Ltd.	363,944	3,389,925

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Uralkali, GDR	157,700	11,464,790
Chemicals Total		29,363,321
Construction Materials – 0.8%
PT Indocement Tunggal Prakarsa Tbk	11,194,200	6,616,962
Construction Materials Total		6,616,962
Metals & Mining – 14.3%
Anglo American PLC	275,763	19,299,888
Cia Siderurgica Nacional SA	180,400	8,043,785
Cia Vale do Rio Doce	1,015,800	36,371,356
Eurasian Natural Resources Corp. (a)	87,298	2,317,880
Evraz Group SA, GDR (b)(c)	44,500	5,184,250
Freeport-McMoRan Copper & Gold, Inc.	54,011	6,329,549
Grupo Mexico SAB de CV, Series B	2,891,600	6,560,922
Kazakhmys PLC	356,260	11,297,091
Mechel, ADR	86,550	4,287,687
MMC Norilsk Nickel, ADR	223,024	5,642,507
Novolipetsk Steel OJSC, GDR (b)	42,650	2,409,725
POSCO	27,265	14,179,207
Severstal, GDR (b)	81,587	2,113,103
Metals & Mining Total		124,036,950
MATERIALS TOTAL		160,017,233
TELECOMMUNICATION SERVICES – 15.1%
Diversified Telecommunication Services – 3.0%
Chunghwa Telecom Co., Ltd., ADR	742,151	18,828,371
PT Telekomunikasi Indonesia Tbk	4,293,700	3,399,568
Vimpel-Communications, ADR	135,434	4,019,681
Diversified Telecommunication Services Total		26,247,620
Wireless Telecommunication Services – 12.1%
America Movil SAB de CV, Series L, ADR	319,724	16,865,441
Bharti Airtel Ltd. (a)	151,000	2,526,903
China Mobile Ltd., ADR	530,982	35,549,245
Millicom International Cellular SA	25,750	2,665,125
Mobile TeleSystems OJSC, ADR	279,026	21,376,182
MTN Group Ltd.	681,873	10,842,042
NII Holdings, Inc. (a)	47,650	2,262,898
Philippine Long Distance Telephone Co., ADR	28,300	1,511,786
SK Telecom Co. Ltd., ADR	476,164	9,889,926

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Turkcell Iletisim Hizmet AS, ADR	103,545	1,506,580
Wireless Telecommunication Services Total		104,996,128
TELECOMMUNICATION SERVICES TOTAL		131,243,748
UTILITIES – 0.2%
Water Utilities – 0.2%
Thai Tap Water Supply PCL (a)	9,790,400	1,581,222
Water Utilities Total		1,581,222
UTILITIES TOTAL		1,581,222

Total Common Stocks (cost of $574,592,375)		775,641,370
Preferred Stocks – 9.1%
CONSUMER STAPLES – 0.4%
Food Products – 0.4%
Sadia SA	436,200	3,091,031
Food Products Total		3,091,031
CONSUMER STAPLES TOTAL		3,091,031
ENERGY – 6.6%
Oil, Gas & Consumable Fuels – 6.6%
Petroleo Brasileiro SA	1,982,100	57,134,827
Oil, Gas & Consumable Fuels Total		57,134,827
ENERGY TOTAL		57,134,827
MATERIALS – 0.8%
Metals & Mining – 0.8%
Usinas Siderurgicas de Minas Gerais SA	134,650	6,635,488
Metals & Mining Total		6,635,488
MATERIALS TOTAL		6,635,488
UTILITIES – 1.3%
Electric Utilities – 1.3%
Cia Energetica de Minas Gerais	483,651	11,729,992
Electric Utilities Total		11,729,992
UTILITIES TOTAL		11,729,992

Total Preferred Stocks (cost of $29,923,725)		78,591,338
Investment Company – 0.9%
India Fund, Inc.	219,132	7,752,890

Total Investment Company (cost of $5,579,269)		7,752,890

6

Total Investments – 99.5% (cost of $610,095,369)(d)(e)	$861,985,598

Other Assets & Liabilities, Net – 0.5%	4,562,873

Net Assets – 100.0%	$866,548,471

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

7

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008 in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$425,821,528	$—
Level 2 – Other Significant Observable Inputs	436,164,070	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$861,985,598	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for the following, amounted to $13,243,684, which represents 1.5% of net assets.

Acquisition
Security	Date	Shares	Cost	Value
Akbank TAS, ADR	06/14/99 – 10/15/07	509,928	$3,003,227	$3,536,606

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $9,478,679, which represents 1.1% of net assets.

(d)	Cost for federal income tax purposes is $610,095,369.

(e)	Unrealized appreciation and depreciation at June 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$283,250,569	$(31,360,340)	$251,890,229

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Energy and Natural Resources Fund

	Shares	Value ($)*
Common Stocks – 93.2%
ENERGY – 72.5%
Energy Equipment & Services – 23.2%
Atwood Oceanics, Inc. (a)	40,000	4,973,600
Diamond Offshore Drilling, Inc.	150,000	20,871,000
Halliburton Co.	500,000	26,535,000
Nabors Industries Ltd. (a)	550,000	27,076,500
National-Oilwell Varco, Inc. (a)	325,000	28,834,000
Oceaneering International, Inc. (a)	300,000	23,115,000
Schlumberger Ltd.	206,000	22,130,580
Tetra Technologies, Inc. (a)	800,000	18,968,000
Transocean, Inc. (a)	175,972	26,816,373
Weatherford International Ltd. (a)	600,000	29,754,000
Energy Equipment & Services Total		229,074,053
Oil, Gas & Consumable Fuels – 49.3%
Alpha Natural Resources, Inc. (a)	130,000	13,557,700
Anadarko Petroleum Corp.	300,000	22,452,000
Apache Corp.	150,000	20,850,000
Arena Resources, Inc. (a)	417,907	22,073,848
Canadian Natural Resources Ltd.	175,000	17,543,750
Devon Energy Corp.	216,388	26,001,182
EnCana Corp.	200,000	18,186,000
Exxon Mobil Corp.	300,000	26,439,000
Gasco Energy, Inc. (a)(b)	4,800,000	19,920,000
Hess Corp.	50,000	6,309,500
Kodiak Oil & Gas Corp. (a)	1,997,700	9,109,512
Marathon Oil Corp.	200,000	10,374,000
Occidental Petroleum Corp.	275,000	24,711,500
Oilsands Quest, Inc. (a)	2,700,000	17,550,000
Peabody Energy Corp.	350,000	30,817,500
PetroHawk Energy Corp. (a)	700,000	32,417,000
Plains Exploration & Production Co. (a)	250,000	18,242,500
Quicksilver Resources, Inc. (a)	356,400	13,771,296
Range Resources Corp.	197,000	12,911,380
SandRidge Energy, Inc. (a)	15,625	1,009,063
Southwestern Energy Co. (a)	505,200	24,052,572
Suncor Energy, Inc.	425,600	24,735,872
Teton Energy Corp. (a)	175,900	877,741
Ultra Petroleum Corp. (a)	213,400	20,955,880
Williams Companies, Inc.	647,000	26,080,570

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
XTO Energy, Inc.	383,332	26,262,075
Oil, Gas & Consumable Fuels Total		487,211,441
ENERGY TOTAL		716,285,494
INDUSTRIALS – 5.1%
Industrial Conglomerates – 4.5%
McDermott International, Inc. (a)	225,000	13,925,250
Walter Industries, Inc.	275,000	29,911,750
Industrial Conglomerates Total		43,837,000
Marine – 0.6%
DryShips, Inc.	75,000	6,013,500
Marine Total		6,013,500
INDUSTRIALS TOTAL		49,850,500
MATERIALS – 10.3%
Chemicals – 4.5%
Monsanto Co.	152,000	19,218,880
Mosaic Co.	175,000	25,322,500
Chemicals Total		44,541,380
Metals & Mining – 5.7%
Cia Vale do Rio Doce, ADR	700,000	25,074,000
Freeport-McMoRan Copper & Gold, Inc.	186,496	21,855,466
Kinross Gold Corp.	400,000	9,444,000
Metals & Mining Total		56,373,466
Paper & Forest Products – 0.1%
Aracruz Celulose SA, ADR	17,286	1,268,620
Paper & Forest Products Total		1,268,620
MATERIALS TOTAL		102,183,466
UTILITIES – 5.3%
Gas Utilities – 5.3%
Equitable Resources, Inc.	350,000	24,171,000
Questar Corp.	400,000	28,416,000
Gas Utilities Total		52,587,000
UTILITIES TOTAL		52,587,000

Total Common Stocks (cost of $673,947,440)		920,906,460

2

	Par ($)	Value ($)
Short-Term Obligation – 5.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/15/29, market value $54,554,700 (repurchase proceeds $53,488,269)	53,485,000	53,485,000

Total Short-Term Obligation (cost of $53,485,000)		53,485,000

Total Investments – 98.6% (cost of $727,432,440)(c)(d)		974,391,460

Other Assets & Liabilities, Net – 1.4%		13,575,346

Net Assets – 100.0%		987,966,806

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$920,906,460	$—
Level 2 – Other Significant Observable Inputs	53,485,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$974,391,460	$—

3

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three month period ended June 30, 2008, are as follows:

Security name:	Gasco Energy, Inc.
Shares as of 03/31/08:	5,000,000
Shares purchased:	—
Shares sold:	(200,000)
Shares as of 06/30/08:	4,800,000
Net realized gain:	$304,546
Dividend income earned:	$—
Value at end of period:	$19,920,000

(c)	Cost for federal income tax purposes is $727,432,440.

(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$251,494,732	$(4,535,712)	$246,959,020

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Income Fund

		Par ($)(a)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 73.1%
BASIC MATERIALS – 2.1%
Chemicals – 0.6%
Chemtura Corp.
	6.875% 06/01/16	420,000		363,300
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	170,000	222,155
	7.875% 11/15/14	395,000		361,425
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	375,000		246,562
Lubrizol Corp.
	6.500% 10/01/34(c)	1,310,000		1,190,942
MacDermid, Inc.
	9.500% 04/15/17(b)	295,000		266,975
Mosaic Co.
	7.875% 12/01/16(b)	435,000		463,275
NOVA Chemicals Corp.
	6.500% 01/15/12	355,000		317,725
Terra Capital, Inc.
	7.000% 02/01/17	130,000		127,400
Chemicals Total				3,559,759
Forest Products & Paper – 0.2%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	440,000		198,000
Domtar Corp.
	7.125% 08/15/15	390,000		371,475
Georgia-Pacific Corp.
	8.000% 01/15/24	375,000		346,875
NewPage Corp.
	10.000% 05/01/12	110,000		111,375
	12.000% 05/01/13	220,000		222,200
Forest Products & Paper Total				1,249,925
Iron/Steel – 1.0%
Nucor Corp.
	5.000% 06/01/13(c)	3,395,000		3,418,354
	5.850% 06/01/18(c)	1,710,000		1,727,834
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	405,000		402,975
Iron/Steel Total				5,549,163
Metals & Mining – 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(b)	505,000		588,325

1

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,015,000	1,070,825
Noranda Aluminium Holding Corp.
	PIK,
	8.578% 11/15/14(d)	340,000	278,800
Metals & Mining Total			1,937,950
BASIC MATERIALS TOTAL			12,296,797
COMMUNICATIONS – 11.8%
Media – 6.1%
Cablevision Systems Corp.
	8.000% 04/15/12	460,000	434,700
CanWest MediaWorks LP
	9.250% 08/01/15(b)	420,000	342,300
Charter Communications Holdings I LLC
	11.000% 10/01/15	245,000	181,606
Charter Communications Holdings II LLC
	10.250% 09/15/10	100,000	96,750
CMP Susquehanna Corp.
	9.875% 05/15/14	380,000	266,000
Comcast Corp.
	5.700% 05/15/18	3,535,000	3,353,732
	6.950% 08/15/37	2,830,000	2,783,557
CSC Holdings, Inc.
	7.625% 04/01/11	180,000	176,400
DirecTV Holdings LLC
	6.375% 06/15/15	515,000	482,813
EchoStar DBS Corp.
	6.625% 10/01/14	565,000	522,625
Idearc, Inc.
	8.000% 11/15/16	510,000	320,663
Lamar Media Corp.
	6.625% 08/15/15	375,000	341,250
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	230,000	179,400
Quebecor Media, Inc.
	7.750% 03/15/16	190,000	176,700
	7.750% 03/15/16	285,000	265,050

2

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
R.H. Donnelley Corp.
	8.875% 01/15/16	190,000	114,000
	8.875% 10/15/17(b)	1,005,000	597,975
Time Warner Cable, Inc.
	6.200% 07/01/13(e)	10,030,000	10,199,176
	7.300% 07/01/38	3,260,000	3,239,954
Time Warner, Inc.
	6.875% 05/01/12	6,150,000	6,291,757
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	445,000	384,925
Viacom, Inc.
	5.750% 04/30/11	3,120,000	3,127,276
	6.875% 04/30/36	1,611,000	1,512,869
Media Total			35,391,478
Telecommunication Services – 5.7%
AT&T, Inc.
	4.950% 01/15/13	4,255,000	4,240,252
	5.625% 06/15/16	2,770,000	2,743,189
British Telecommunications PLC
	5.150% 01/15/13	5,965,000	5,815,469
	5.950% 01/15/18	7,400,000	7,074,481
Citizens Communications Co.
	7.875% 01/15/27	450,000	393,750
Cricket Communications, Inc.
	9.375% 11/01/14	520,000	500,500
Digicel Group Ltd.
	8.875% 01/15/15(b)	525,000	495,469
Hellas Telecommunications Luxembourg II
	8.463% 01/15/15(b)(d)	245,000	186,200
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)	350,000	353,500
Intelsat Bermuda Ltd.
	11.250% 06/15/16	865,000	875,812
Lucent Technologies, Inc.
	6.450% 03/15/29	505,000	386,325
MetroPCS Wireless, Inc.
	9.250% 11/01/14	565,000	543,813
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	385,000	377,300
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	220,000	204,050

3

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Qwest Communications International, Inc.
	7.500% 02/15/14	190,000	180,500
Qwest Corp.
	7.500% 10/01/14	780,000	750,750
	7.500% 06/15/23	190,000	169,100
Rural Cellular Corp.
	5.682% 06/01/13(d)	340,000	340,850
	8.623% 11/01/12(d)	350,000	352,625
Syniverse Technologies, Inc.
	7.750% 08/15/13	245,000	230,300
Telefonica Emisiones SAU
	6.221% 07/03/17	760,000	759,637
	6.421% 06/20/16	3,125,000	3,172,103
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	335,000	342,538
Verizon Communications, Inc.
	6.250% 04/01/37	1,175,000	1,082,234
Virgin Media Finance PLC
	8.750% 04/15/14	565,000	531,100
West Corp.
	11.000% 10/15/16	445,000	376,025
Wind Acquisition Financial SA
	PIK,
	9.984% 12/21/11(g)	617,865	594,696
Windstream Corp.
	8.625% 08/01/16	350,000	349,125
Telecommunication Services Total			33,421,693
COMMUNICATIONS TOTAL			68,813,171
CONSUMER CYCLICAL – 5.3%
Airlines – 0.5%
Continental Airlines, Inc.
	7.461% 04/01/15	3,532,032	3,125,848
Airlines Total			3,125,848
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	575,000	577,875
Apparel Total			577,875
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31	440,000	256,300

4

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
General Motors Corp.
	8.375% 07/15/33	1,085,000		642,862
Auto Manufacturers Total				899,162
Auto Parts & Equipment – 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15	210,000		164,850
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	385,000		333,988
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12(c)	155,000		129,425
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	88,000		88,880
	9.000% 07/01/15	220,000		219,450
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	340,000	455,284
TRW Automotive, Inc.
	7.000% 03/15/14(b)	300,000		260,250
Auto Parts & Equipment Total				1,652,127
Distribution/Wholesale – 0.0%
Buhrmann U.S., Inc.
	7.875% 03/01/15	155,000		173,194
Distribution/Wholesale Total				173,194
Entertainment – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	259,000		143,745
Six Flags Operations, Inc.
	12.250% 07/15/16(b)(c)	116,000		107,010
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	260,000		237,900
WMG Acquisition Corp.
	7.375% 04/15/14	285,000		236,906
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	385,000		242,550
Entertainment Total				968,111
Home Builders – 0.0%
KB Home
	5.875% 01/15/15	65,000		53,950
Home Builders Total				53,950

5

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	285,000	233,700
Home Furnishings Total			233,700
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	290,000	256,650
Leisure Time Total			256,650
Lodging – 0.9%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	327,250
Greektown Holdings LLC
	10.750% 12/01/13(b)(h)	145,000	107,300
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	670,000	556,100
Jacobs Entertainment, Inc.
	9.750% 06/15/14	335,000	251,250
Majestic Star LLC
	9.750% 01/15/11	480,000	144,000
Marriott International, Inc.
	5.625% 02/15/13	1,365,000	1,284,124
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	520,000	458,900
MGM Mirage
	7.500% 06/01/16	835,000	686,788
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(c)	255,000	195,075
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	565,000	546,558
Snoqualmie Entertainment Authority
	6.936% 02/01/14(b)(d)	70,000	51,450
	9.125% 02/01/15(b)	265,000	196,100
Station Casinos, Inc.
	6.625% 03/15/18	400,000	214,000
Lodging Total			5,018,895
Retail – 3.1%
AmeriGas Partners LP
	7.125% 05/20/16	245,000	227,237
	7.250% 05/20/15(c)	105,000	98,175

6

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
AutoNation, Inc.
	7.000% 04/15/14	290,000	258,100
Best Buy Co., Inc.
	6.750% 07/15/13(b)	4,035,000	4,087,826
CVS Pass-Through Trust
	5.298% 01/11/27(b)	2,115,976	1,896,909
	6.036% 12/10/28(b)	2,390,712	2,219,848
Dollar General Corp.
	PIK,
	11.875% 07/15/17	270,000	255,150
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12(c)	645,000	599,340
Hanesbrands, Inc.
	6.508% 12/15/14(d)	160,000	148,800
KAR Holdings, Inc.
	10.000% 05/01/15	375,000	315,000
Landry’s Restaurants, Inc.
	9.500% 12/15/14	250,000	245,000
Phillips-Van Heusen Corp.
	7.250% 02/15/11	265,000	265,662
	8.125% 05/01/13	175,000	176,750
Rite Aid Corp.
	9.375% 12/15/15	585,000	391,950
Saks, Inc.
	9.875% 10/01/11	70,000	72,800
Starbucks Corp.
	6.250% 08/15/17(c)	2,225,000	2,179,519
United Auto Group, Inc.
	7.750% 12/15/16	310,000	271,250
Wal-Mart Stores, Inc.
	4.125% 02/15/11	2,520,000	2,537,242
	5.250% 09/01/35	1,975,000	1,715,908
Retail Total			17,962,466
Textiles – 0.1%
INVISTA
	9.250% 05/01/12(b)	325,000	332,313
Textiles Total			332,313
CONSUMER CYCLICAL TOTAL			31,254,291

7

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – 4.5%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	145,000	151,063
Agriculture Total			151,063
Beverages – 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	173,000	172,135
Cott Beverages, Inc.
	8.000% 12/15/11	200,000	168,000
SABMiller PLC
	6.200% 07/01/11(b)	1,500,000	1,538,578
Beverages Total			1,878,713
Biotechnology – 0.6%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	391,950
Genentech, Inc.
	4.400% 07/15/10	2,900,000	2,943,564
Biotechnology Total			3,335,514
Commercial Services – 0.5%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	220,000	165,000
ARAMARK Corp.
	8.500% 02/01/15	330,000	323,400
Ashtead Holdings PLC
	8.625% 08/01/15(b)	365,000	317,550
Corrections Corp. of America
	6.250% 03/15/13	315,000	303,188
GEO Group, Inc.
	8.250% 07/15/13	480,000	489,600
Hertz Corp.
	8.875% 01/01/14	350,000	320,250
Iron Mountain, Inc.
	7.750% 01/15/15	340,000	338,300
Rental Service Corp.
	9.500% 12/01/14	290,000	242,150
Service Corp. International
	6.750% 04/01/16	325,000	307,937
United Rentals North America, Inc.
	6.500% 02/15/12	385,000	346,500
Commercial Services Total			3,153,875

8

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.3%
ConAgra Foods, Inc.
	7.000% 10/01/28	3,560,000	3,664,910
Dean Foods Co.
	7.000% 06/01/16	240,000	208,200
Dole Food Co., Inc.
	8.625% 05/01/09	255,000	242,887
Kroger Co.
	8.000% 09/15/29	2,226,000	2,474,963
Pinnacle Foods Finance LLC
	9.250% 04/01/15	350,000	308,000
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	280,000	235,900
Smithfield Foods, Inc.
	7.750% 07/01/17	230,000	190,900
Food Total			7,325,760
Healthcare Products – 0.2%
Biomet, Inc.
	11.625% 10/15/17	645,000	683,700
	PIK,
	10.375% 10/15/17	340,000	360,400
Healthcare Products Total			1,044,100
Healthcare Services – 0.5%
Community Health Systems, Inc.
	8.875% 07/15/15	425,000	427,656
DaVita, Inc.
	7.250% 03/15/15	430,000	418,175
HCA, Inc.
	9.250% 11/15/16	295,000	303,850
	PIK,
	9.625% 11/15/16	735,000	757,050
Tenet Healthcare Corp.
	9.875% 07/01/14	720,000	723,600
U.S. Oncology Holdings, Inc.
	PIK,
	7.949% 03/15/12(d)	310,000	244,900
Healthcare Services Total			2,875,231
Household Products/Wares – 0.3%
American Greetings Corp.
	7.375% 06/01/16	255,000	248,625
Clorox Co.
	5.950% 10/15/17	1,030,000	1,031,345

9

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Jarden Corp.
	7.500% 05/01/17	270,000	234,900
Jostens IH Corp.
	7.625% 10/01/12	275,000	270,188
Household Products/Wares Total			1,785,058
Pharmaceuticals – 0.8%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,045,726
Elan Finance PLC
	8.875% 12/01/13	385,000	385,962
Omnicare, Inc.
	6.750% 12/15/13	270,000	253,800
Warner Chilcott Corp.
	8.750% 02/01/15	435,000	441,525
Wyeth
	6.500% 02/01/34	2,500,000	2,592,155
Pharmaceuticals Total			4,719,168
CONSUMER NON-CYCLICAL TOTAL			26,268,482
ENERGY – 8.8%
Coal – 0.2%
Arch Western Finance LLC
	6.750% 07/01/13	400,000	392,000
Massey Energy Co.
	6.875% 12/15/13	465,000	453,375
Peabody Energy Corp.
	7.375% 11/01/16	165,000	164,588
Coal Total			1,009,963
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(c)	350,000	180,250
Energy-Alternate Sources Total			180,250
Oil & Gas – 4.5%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,525,000	2,368,894
Chesapeake Energy Corp.
	6.375% 06/15/15	290,000	274,050
	7.500% 06/15/14	260,000	258,050
Cimarex Energy Co.
	7.125% 05/01/17	265,000	260,362

10

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Compton Petroleum Corp.
	7.625% 12/01/13	405,000	397,912
Gazprom International SA
	7.201% 02/01/20	119,855	120,005
	7.201% 02/01/20(b)	2,397,095	2,400,091
Hess Corp.
	7.300% 08/15/31	2,445,000	2,730,701
KCS Energy, Inc.
	7.125% 04/01/12	100,000	96,000
Marathon Oil Corp.
	6.000% 07/01/12	1,220,000	1,255,678
Newfield Exploration Co.
	6.625% 04/15/16	250,000	229,375
Nexen, Inc.
	5.875% 03/10/35	2,200,000	1,964,800
OPTI Canada, Inc.
	8.250% 12/15/14	370,000	368,150
Pemex Project Funding Master Trust
	9.125% 10/13/10	100,000	109,000
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	545,000	532,056
Pioneer Natural Resources Co.
	5.875% 07/15/16	375,000	339,172
Qatar Petroleum
	5.579% 05/30/11(b)	700,035	715,615
Quicksilver Resources, Inc.
	7.125% 04/01/16	360,000	335,250
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	784,686	786,044
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	640,000	621,491
	5.838% 09/30/27(b)	1,200,000	1,016,328
Southwestern Energy Co.
	7.500% 02/01/18(b)	340,000	349,829
Talisman Energy, Inc.
	5.850% 02/01/37	1,825,000	1,572,415
	6.250% 02/01/38	1,790,000	1,645,397
Tesoro Corp.
	6.625% 11/01/15	255,000	235,237

11

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
United Refining Co.
	10.500% 08/15/12	430,000	416,025
Valero Energy Corp.
	6.625% 06/15/37(e)	3,665,000	3,360,248
	6.875% 04/15/12	1,415,000	1,468,831
Oil & Gas Total			26,227,006
Oil & Gas Services – 0.4%
Seitel, Inc.
	9.750% 02/15/14	215,000	192,156
Weatherford International Ltd.
	7.000% 03/15/38	1,780,000	1,824,965
Oil & Gas Services Total			2,017,121
Pipelines – 3.7%
Atlas Pipeline Partners LP
	8.125% 12/15/15	220,000	216,150
El Paso Corp.
	6.875% 06/15/14	445,000	445,814
	7.250% 06/01/18	445,000	438,325
Enbridge Energy Partners LP
	7.500% 04/15/38(b)	1,925,000	2,011,452
Energy Transfer Partners LP
	6.000% 07/01/13	5,245,000	5,292,137
	7.500% 07/01/38	560,000	576,328
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,765,000	1,751,801
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	295,000	262,550
MarkWest Energy Partners LP
	8.500% 07/15/16	115,000	116,725
ONEOK Partners LP
	6.850% 10/15/37	1,090,000	1,065,226
Plains All American Pipeline LP
	6.500% 05/01/18(b)	4,750,000	4,732,283
Plains All American Pipeline LP/ PAA Finance Corp.
	6.650% 01/15/37	2,400,000	2,238,206
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	3,175,000	2,741,517

12

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines Total			21,888,514
ENERGY TOTAL			51,322,854
FINANCIALS – 27.8%
Banks – 10.7%
Bank of New York Mellon Corp.
	4.500% 04/01/13(e)	5,255,000	5,122,616
Barclays Bank PLC
	7.375% 06/15/49(b)(d)	3,900,000	3,830,252
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(d)	825,000	723,395
Credit Suisse/New York NY
	6.000% 02/15/18	6,110,000	5,883,429
Deutsche Bank AG
	4.875% 05/20/13(e)	9,385,000	9,232,099
HSBC Bank USA
	3.875% 09/15/09	3,290,000	3,249,711
HSBC Capital Funding LP
	9.547% 12/31/49(b)(d)	2,700,000	2,817,137
HSBC Holdings PLC
	6.800% 06/01/38	2,785,000	2,622,696
JP Morgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,601,822
JPMorgan Chase & Co.
	5.375% 10/01/12	2,480,000	2,487,465
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(d)	3,215,000	2,564,576
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,765,000	1,725,976
Regions Financial Corp.
	4.500% 08/08/08	3,525,000	3,529,371
Regions Financing Trust II
	6.625% 05/15/47(d)	1,115,000	762,108
Royal Bank of Scotland Group PLC
	6.990% 10/29/49(b)(d)	2,600,000	2,340,073
SunTrust Preferred Capital I
	5.853% 12/31/49(d)	5,000,000	3,637,500
Union Planters Corp.
	4.375% 12/01/10	2,515,000	2,461,370
USB Capital IX
	6.189% 04/15/42(d)	5,040,000	3,830,400

13

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Capital Trust III
	5.800% 03/15/42(d)	4,470,000	3,039,600
Wachovia Corp.
	4.375% 06/01/10(c)	1,225,000	1,197,569
Banks Total			62,659,165
Diversified Financial Services – 10.8%
American Express Centurion Bank
	4.375% 07/30/09	2,980,000	2,967,719
American Express Credit Corp.
	5.875% 05/02/13	2,785,000	2,768,780
Capital One Capital IV
	6.745% 02/17/37(d)	3,625,000	2,708,716
Capital One Financial Corp.
	5.700% 09/15/11	3,750,000	3,566,797
	6.750% 09/15/17(c)	3,415,000	3,383,674
Caterpillar Financial Services Corp.
	5.450% 04/15/18	1,950,000	1,933,166
CIT Group Funding Co. of Canada
	5.200% 06/01/15	2,650,000	1,825,283
CIT Group, Inc.
	5.850% 09/15/16	1,060,000	731,368
Citigroup, Inc.
	6.125% 05/15/18	945,000	904,334
	8.400% 04/29/49(d)	785,000	746,229
Eaton Vance Corp.
	6.500% 10/02/17	2,605,000	2,627,966
FireKeepers Development Authority
	13.875% 05/01/15(b)(c)	200,000	195,500
Ford Motor Credit Co.
	7.800% 06/01/12	375,000	290,027
	8.000% 12/15/16	370,000	268,902
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,506,212
General Electric Capital Corp.
	2.896% 12/15/09(d)	2,410,000	2,401,751
GMAC LLC
	6.875% 09/15/11	655,000	470,665
	8.000% 11/01/31(e)	750,000	487,933

14

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Goldman Sachs Capital II
1,130,000			785,757
Goldman Sachs Group, Inc.
	6.250% 09/01/17	2,800,000	2,767,976
	6.750% 10/01/37(e)	3,090,000	2,826,565
HSBC Finance Corp.
	5.875% 02/01/09	2,265,000	2,280,733
International Lease Finance Corp.
	4.750% 07/01/09	1,505,000	1,475,290
	4.875% 09/01/10	1,025,000	989,191
JP Morgan Chase Capital XX
	6.550% 09/29/36	1,110,000	959,959
JPMorgan Chase & Co.
	7.900% 12/31/49(d)	785,000	736,047
Lehman Brothers Holdings, Inc.
	6.875% 05/02/18	600,000	580,863
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(e)	10,285,000	9,055,305
	6.050% 08/15/12	670,000	655,740
	7.750% 05/14/38	2,635,000	2,470,247
Morgan Stanley
	3.875% 01/15/09	800,000	796,901
	5.750% 10/18/16	4,000,000	3,697,484
	5.950% 12/28/17	2,150,000	1,951,781
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	430,000	396,675
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	627,160	623,440
Diversified Financial Services Total			62,834,976
Insurance – 3.5%
Asurion Corp.
	8.948% 07/02/15(g)	210,819	194,305
	9.284% 07/02/15(g)	154,181	142,103
Crum & Forster Holdings Corp.
	7.750% 05/01/17	600,000	556,500
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	340,000	278,800
ING Groep NV
	5.775% 12/29/49(d)	2,679,000	2,223,511
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	4,010,000	3,506,777

15

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	10.750% 06/15/58(b)(d)	4,000,000	3,830,000
New York Life Global Funding
	4.650% 05/09/13(b)	6,940,000	6,884,050
Principal Life Income Funding Trusts
	5.300% 04/24/13	1,680,000	1,680,010
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	1,011,658
USI Holdings Corp.
	9.750% 05/15/15(b)	215,000	184,900
Insurance Total			20,492,614
Real Estate – 0.3%
Prudential Property
	6.625% 04/01/09(b)	1,800,000	1,826,460
Real Estate Total			1,826,460
Real Estate Investment Trusts (REITs) – 0.9%
Health Care Property Investors, Inc.
	7.072% 06/08/15	745,000	706,881
Highwoods Properties, Inc.
	5.850% 03/15/17	830,000	716,825
Hospitality Properties Trust
	5.625% 03/15/17	2,040,000	1,655,656
Host Marriott LP
	6.750% 06/01/16	205,000	181,938
Liberty Property LP
	5.500% 12/15/16	2,155,000	1,908,100
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(b)	265,000	238,772
Real Estate Investment Trusts (REITs) Total			5,408,172
Savings & Loans – 1.6%
Washington Mutual Bank
	5.125% 01/15/15(c)	6,350,000	4,889,500
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(d)	6,455,000	2,866,149
World Savings Bank
	4.500% 06/15/09	1,505,000	1,503,375

16

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – (continued)
Savings & Loans Total			9,259,024
FINANCIALS TOTAL			162,480,411
INDUSTRIALS – 4.1%
Aerospace & Defense – 0.5%
BE Aerospace, Inc.
	8.500% 07/01/18	185,000	185,694
DRS Technologies, Inc.
	6.875% 11/01/13	360,000	360,000
L-3 Communications Corp.
	6.375% 10/15/15	370,000	345,950
Raytheon Co.
	5.500% 11/15/12	1,000,000	1,025,434
Sequa Corp.
	11.750% 12/01/15(b)	245,000	218,050
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	530,383	544,305
Aerospace & Defense Total			2,679,433
Air Transportation – 0.1%
Air 2 US
	8.027% 10/01/19(b)	540,920	478,714
Air Transportation Total			478,714
Electrical Components & Equipment – 0.1%
Belden, Inc.
	7.000% 03/15/17	380,000	364,800
General Cable Corp.
	5.073% 04/01/15(d)	170,000	150,875
	7.125% 04/01/17(c)	110,000	104,775
Electrical Components & Equipment Total			620,450
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(b)	270,000	272,700
Engineering & Construction Total			272,700
Environmental Control – 0.2%
Aleris International, Inc.
	10.000% 12/15/16	385,000	282,013
	PIK,
	9.000% 12/15/14	260,000	207,025
Allied Waste North America, Inc.
	7.875% 04/15/13	750,000	763,125
Environmental Control Total			1,252,163

17

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	245,000	246,225
Hand / Machine Tools Total			246,225
Machinery – 0.6%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,625,000	2,565,320
John Deere Capital Corp.
	4.950% 12/17/12	890,000	893,934
Machinery Total			3,459,254
Machinery-Construction & Mining – 0.1%
Terex Corp.
	8.000% 11/15/17	470,000	466,475
Machinery-Construction & Mining Total			466,475
Machinery-Diversified – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	295,000	303,850
Manitowoc Co., Inc.
	7.125% 11/01/13	330,000	313,500
Machinery-Diversified Total			617,350
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	385,000	358,050
Bombardier, Inc.
	6.300% 05/01/14(b)	510,000	487,050
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	385,000	348,425
TriMas Corp.
	9.875% 06/15/12	255,000	225,038
Trinity Industries, Inc.
	6.500% 03/15/14	410,000	397,700
Miscellaneous Manufacturing Total			1,816,263
Packaging & Containers – 0.3%
Berry Plastics Holding Corp.
	10.250% 03/01/16	345,000	258,750
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	430,000	430,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	370,000	322,825

18

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	175,000	175,000
	8.250% 05/15/13	350,000	358,750
Solo Cup Co.
	8.500% 02/15/14	325,000	284,375
Packaging & Containers Total			1,829,700
Transportation – 1.8%
BNSF Funding Trust I
	6.613% 12/15/55(d)	1,730,000	1,564,661
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	645,000	617,699
	7.950% 08/15/30	945,000	1,076,570
CHC Helicopter Corp.
	7.375% 05/01/14	525,000	544,688
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	390,000	398,775
PHI, Inc.
	7.125% 04/15/13	315,000	302,400
QDI LLC
	9.000% 11/15/10	215,000	145,125
Ship Finance International Ltd.
	8.500% 12/15/13	220,000	224,400
Stena AB
	7.500% 11/01/13	525,000	517,781
TFM SA de CV
	9.375% 05/01/12	370,000	384,800
Union Pacific Corp.
	5.700% 08/15/18	2,410,000	2,351,779
	6.650% 01/15/11	2,010,000	2,097,919
Transportation Total			10,226,597
INDUSTRIALS TOTAL			23,965,324
TECHNOLOGY – 1.6%
Computers – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	625,000	631,250
Computers Total			631,250
Semiconductors – 0.3%
Amkor Technology, Inc.
	9.250% 06/01/16	340,000	323,850

19

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	850,000	660,875
NXP BV/NXP Funding LLC
	9.500% 10/15/15	390,000	339,300
Semiconductors Total			1,324,025
Software – 1.2%
Oracle Corp.
	5.000% 01/15/11	2,200,000	2,242,836
	6.500% 04/15/38	4,860,000	4,872,043
Software Total			7,114,879
TECHNOLOGY TOTAL			9,070,154
UTILITIES – 7.1%
Electric – 6.3%
AES Corp.
	7.750% 03/01/14	395,000	389,569
	8.000% 10/15/17	415,000	406,700
Alabama Power Co.
	2.828% 08/25/09(d)	2,540,000	2,530,924
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,757,563
CMS Energy Corp.
	6.875% 12/15/15	250,000	246,379
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	622,964
	5.950% 08/15/16	3,015,000	2,999,840
	6.150% 09/15/17	3,500,000	3,490,382
	6.950% 07/15/18	2,710,000	2,689,675
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	4,450,000	4,605,198
Edison Mission Energy
	7.000% 05/15/17	550,000	514,250
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	390,000	393,900
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	974,001
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	1,029,143	1,055,221
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	196,045	190,809

20

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Intergen NV
	9.000% 06/30/17(b)	625,000	646,875
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,700,000	2,777,053
Mirant North America LLC
	7.375% 12/31/13	240,000	237,900
NRG Energy, Inc.
	7.250% 02/01/14	30,000	28,650
	7.375% 02/01/16	300,000	282,375
	7.375% 01/15/17	500,000	472,500
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	440,000	433,400
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	1,772,975
Progress Energy, Inc.
	7.100% 03/01/11	2,360,000	2,483,282
Reliant Energy, Inc.
	7.875% 06/15/17	255,000	249,262
Southern Power Co.
	6.375% 11/15/36	600,000	558,632
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	1,038,997	1,055,413
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(b)	1,140,000	1,102,950
Windsor Financing LLC
	5.881% 07/15/17(b)	2,009,560	1,979,075
Electric Total			36,947,717
Gas – 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,566,031
Nakilat, Inc.
	6.067% 12/31/33(b)	1,385,000	1,224,936
Southern California Gas Co.
	2.852% 12/01/09(d)	1,055,000	1,046,563
Gas Total			3,837,530
Independent Power Producers – 0.2%
Dynegy Holdings, Inc.
	7.125% 05/15/18	480,000	417,600
	7.750% 06/01/19	305,000	277,550
Mirant Americas Generation LLC
	8.500% 10/01/21	350,000	326,375

21

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
Independent Power Producers Total			1,021,525
UTILITIES TOTAL			41,806,772

	Total Corporate Fixed-Income Bonds & Notes (cost of $454,962,336)		427,278,256
Government & Agency Obligations – 11.8%
FOREIGN GOVERNMENT OBLIGATIONS – 4.3%
European Investment Bank
	5.125% 05/30/17	3,560,000	3,735,533
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18(c)	4,170,000	4,149,233
Pemex Project Funding Master Trust
	7.875% 02/01/09	972,000	998,054
Province of New Brunswick
	5.200% 02/21/17	2,915,000	3,011,434
Province of Nova Scotia
	5.125% 01/26/17	3,000,000	3,072,363
Province of Ontario
	5.450% 04/27/16(c)	3,000,000	3,162,006
Province of Quebec
	5.125% 11/14/16	3,475,000	3,566,775
State of Qatar
	9.750% 06/15/30(b)	1,650,000	2,487,375
Swedish Export Credit
	5.125% 03/01/17	1,280,000	1,315,690
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			25,498,463
U.S. GOVERNMENT AGENCIES – 0.3%
Federal Home Loan Mortgage Corp.
	5.750% 06/27/16	1,750,000	1,771,413
U.S. GOVERNMENT AGENCIES TOTAL			1,771,413
U.S. GOVERNMENT OBLIGATIONS – 7.2%
U.S. Treasury Bonds
	4.375% 02/15/38(c)	570,000	555,572
	5.000% 05/15/37(c)(i)	16,980,000	18,248,202
	6.250% 08/15/23(c)	395,000	469,958
	7.250% 08/15/22(c)	700,000	901,907
U.S. Treasury Notes
	3.500% 05/31/13(c)	1,025,000	1,032,607
	3.875% 05/15/18(c)	13,830,000	13,714,395

22

		Par ($)(a)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	4.375% 12/15/10(c)	3,570,000	3,707,502
	4.500% 05/15/10(c)	3,200,000	3,312,749
U.S. GOVERNMENT OBLIGATIONS TOTAL			41,942,892

	Total Government & Agency Obligations (cost of $68,231,579)		69,212,768
Asset-Backed Securities – 8.0%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,033,933	1,961,963
Bay View Auto Trust
	4.550% 02/25/14	600,000	604,284
	5.310% 06/25/14	1,110,000	1,102,079
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(b)	1,250,000	1,256,931
Capital One Auto Finance Trust
	2.521% 12/15/11(d)	1,873,981	1,827,953
Capital One Master Trust
	2.671% 11/15/11(d)	1,000,000	999,167
Citibank Credit Card Issuance Trust
	5.650% 09/20/19	2,000,000	1,964,961
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	3,300,000	3,064,376
	6.080% 06/25/37	4,000,000	3,943,123
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	789,521
	5.598% 03/25/36	1,000,000	956,127
	5.666% 08/25/35	1,000,000	502,482
Countrywide Asset-Backed Certificates
	2.593% 06/25/21(d)	1,073,896	888,702
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	3,546,295
	5.680% 06/15/12	1,500,000	1,391,739
	5.690% 11/15/12	3,000,000	2,873,334
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	204,074	205,096
	5.120% 06/22/15(b)	845,406	827,944
Green Tree Financial Corp.
	6.870% 01/15/29	518,370	506,818
GS Auto Loan Trust
	4.980% 11/15/13	498,127	499,759

23

		Par ($)(a)	Value ($)
Asset-Backed Securities – (continued)
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,161,314
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	2,645,000	2,655,077
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	2,058,146	2,035,961
JPMorgan Mortgage Acquisition Corp.
	2.593% 06/25/37(d)	1,800,000	1,675,495
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)	1,500,000	1,493,784
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	313,321	229,232
Santander Drive Auto Receivables Trust
	3.021% 06/15/11(d)	3,543,447	3,488,400
Small Business Administration Participation Certificates
	5.570% 03/01/26	1,033,180	1,048,444
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,332,573
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,156,325

	Total Asset-Backed Securities (cost of $50,007,558)		46,989,259
Mortgage-Backed Securities – 3.2%
Federal Home Loan Mortgage Corp.
	6.000% 11/01/37	1,554,228	1,571,683
Federal National Mortgage Association
	6.011% 07/01/36(d)	2,961,005	3,017,659
	9.000% 06/01/20	50,635	55,456
	TBA,
	5.500% 12/01/38(j)	14,465,000	14,257,066
Government National Mortgage Association
	10.000% 10/15/17	3,686	4,118
	10.000% 01/15/19	306	343
	10.500% 01/15/16	2,806	3,139
	10.500% 04/15/20	1,981	2,258
	10.500% 05/15/20	6,854	7,815
	11.500% 05/15/13	4,528	5,061
	12.500% 11/15/10	2,184	2,352
	12.500% 10/15/13	1,597	1,760
	12.500% 11/15/13	2,583	2,933
	12.500% 12/15/13	6,798	7,718

24

		Par ($)(a)	Value ($)
Mortgage-Backed Securities – (continued)
	14.000% 08/15/11	1,435	1,604

	Total Mortgage-Backed Securities (cost of $18,850,705)		18,940,965
Collateralized Mortgage Obligations – 2.7%
AGENCY – 0.2%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,305,966
AGENCY TOTAL			1,305,966
NON - AGENCY – 2.5%
Citicorp Mortgage Securities, Inc.
	5.960% 05/25/37(d)	1,481,618	863,781
Countrywide Alternative Loan Trust
	5.500% 09/25/35	2,119,008	721,541
First Horizon Alternative Mortgage Securities
	5.978% 05/25/36(d)	977,005	63,544
Nomura Asset Acceptance Corp.
	2.583% 08/25/36(d)	347,757	343,906
Sequoia Mortgage Trust
	5.894% 07/20/37(d)	1,206,094	1,054,557
Wachovia Bank Commercial Mortgage Trust
	5.928% 05/15/43(d)	11,425,000	11,138,980
Wachovia Mortgage Loan Trust LLC
	5.415% 05/20/36(d)	496,509	319,278
NON - AGENCY TOTAL			14,505,587

	Total Collateralized Mortgage Obligations (cost of $19,442,091)		15,811,553
Municipal Bonds – 1.0%
NEW YORK – 0.9%
NY New York City Municipal Water Finance Authority
	Series 2005 A,
	5.000% 06/15/39	2,500,000	2,518,625
	Series 2005 D,
	5.000% 06/15/38	2,970,000	2,992,483
NEW YORK TOTAL			5,511,108
VIRGINIA – 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	420,000	354,026

25

		Par ($)(a)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
VIRGINIA TOTAL			354,026

	Total Municipal Bonds (cost of $6,009,547)		5,865,134
Convertible Bonds – 0.1%
FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Countrywide Financial Corp.
	0.758% 04/15/37(b)(d)	400,000	385,500
Diversified Financial Services Total			385,500
FINANCIALS TOTAL			385,500

	Total Convertible Bonds (cost of $357,681)		385,000

		Shares
Securities Lending Collateral – 9.5%
	State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 2.633%)	55,417,231	55,417,231

	Total Securities Lending Collateral (cost of $55,417,231)		55,417,231

		Par ($)(a)
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/05/11, market value $10,538,450 (repurchase proceeds $10,328,631)	10,328,000	10,328,000

	Total Short-Term Obligations (cost of $10,328,000)		10,328,000

	Total Investments – 111.2% (cost of $683,606,728)(l)(m)		650,228,666

	Other Assets & Liabilities, Net – (11.2)%		(65,241,551)

	Net Assets – 100.0%		584,987,115

26

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

27

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$111,617,189	$(640,453)
	Level 2 – Other Significant Observable Inputs	532,375,267	108,094
	Level 3 – Significant Unobservable Inputs	6,236,210	—
	Total	$650,228,666	$(532,359)

*	Other financial instruments consist of futures contracts, forward foreign currency exchange contracts and credit default swap contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the three month period ending June 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of April 1, 2008	$5,317,989	$—
Accretion of discounts/amortization of premiums	—	—
Realized loss	(8,593)	—
Change in unrealized depreciation	(58,825)	—
Net purchases	2,292,298	—
Transfers out of
Level 3	(1,306,659)	—
Balance as of June 30, 2008	$6,236,210	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, except for those in the following table,  amounted to $83,085,612, which represents 14.2% of net assets.

28

	Acquisition
Security	Date	Par/Units	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	9/26/06	220,000	222,025	$165,000
Countrywide Financial Corp. 0.758% 04/15/37	10/31/07	400,000	357,680	385,500
Local TV Finance LLC 9.250% 06/15/15	05/02/07	230,000	234,463	179,400
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	220,000	220,000	204,050
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	565,000	573,813	546,558
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	530,383	530,383	544,305
				$2,024,813

(c)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $54,572,586.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.

(e)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2008 the total market value of securities pledged amounted to $40,283,942.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(g)	Loan participation agreement.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2008, the value of this security amounted to $107,300, which  represents  0.02% of net assets.

(i)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2008, the total market value of securities pledged amounted to $1,998,920.

(j)	Security purchased on a delayed delivery basis.

(k)	Investment made with cash collateral received from securities lending activity.

(l)	Cost for federal income tax purposes is $684,308,899.

(m)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,024,259	$(38,104,492)	$(34,080,233)

At  June 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	239	$50,477,547	$50,253,621	Sept-2008	$223,926
5-Year U.S. Treasury Notes	355	39,246,914	38,780,466	Sept-2008	466,448
10-Year U.S. Treasury Notes	93	10,594,734	10,462,364	Sept-2008	132,370
					$822,744

At June 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
U.S. Treasury Bonds	556	$64,270,125	$62,806,928	Sept-2008	$(1,463,197)

29

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contract:

Foreign Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$653,781	$646,688	07/28/08	$(7,093)

At June 30, 2008, the Fund has entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive/(Pay)	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Ford Motor Co. 7.450% 07/16/31	Sale	3.000%	06/20/09	$500,000	$(45,137)
Royal Bank of Scotland	Toll Brothers, Inc. 6.875% 11/15/12	Sale	2.300%	12/20/08	5,000,000	(5,980)
Merrill Lynch	Cit Group, Inc. 7.750% 04/02/12	Sale	2.550%	12/20/08	5,000,000	(197,405)
Barclays	Washington Mutual, Inc. 5.250% 09/15/17	Sale	3.100%	03/20/13	3,100,000	(326,390)
Credit Suisse	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(4.050)%	03/20/13	8,120,000	600,027
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	2,900,000	(15,100)
Morgan Stanley	Macy’s, Inc. 6.625% 04/01/11	Buy	(2.750)%	06/20/13	3,325,000	(41,250)
Barclays	Macy’s, Inc. 7.450% 07/15/17	Buy	(2.700)%	06/20/13	3,325,000	(34,257)
Lehman Brothers	Wells Fargo & Co. 7.700% 10/28/15	Buy	(.6650)%	09/20/13	10,000,000	221,860
Barclays	Lehman Brothers Holdings, Inc. 6.625% 01/18/12	Sell	2.740%	06/20/13	8,195,000	(34,026)
Morgan Stanley	Limited Brands, Ltd. 6.125% 12/01/12	Buy	(2.850)%	09/20/13	5,500,000	—
Lehman Brothers	Limited Brands, Ltd. 6.125% 12/01/12	Buy	(2.880)%	09/20/13	5,500,000	(7,155)
						$115,187

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind
TBA	To Be Announced

30

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($) (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes – 48.3%
BASIC MATERIALS – 1.2%
Chemicals – 0.3%
Chemtura Corp.
	6.875% 06/01/16	760,000		657,400
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	205,000	267,893
	7.875% 11/15/14	1,020,000		933,300
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	805,000		529,287
Lubrizol Corp.
	6.500% 10/01/34	2,475,000		2,250,062
MacDermid, Inc.
	9.500% 04/15/17(b)	380,000		343,900
Mosaic Co.
	7.875% 12/01/16(b)	845,000		899,925
NOVA Chemicals Corp.
	6.500% 01/15/12	585,000		523,575
Terra Capital, Inc.
	7.000% 02/01/17	680,000		666,400
		Chemicals Total		7,071,742
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	770,000		346,500
Domtar Corp.
	7.125% 08/15/15	885,000		842,963
Georgia-Pacific Corp.
	8.000% 01/15/24	615,000		568,875
NewPage Corp.
	10.000% 05/01/12	280,000		283,500
	12.000% 05/01/13	275,000		277,750
NewPage Holding Corp.
	PIK,
	9.986% 11/01/13(c)	340,000		328,100
	Forest Products & Paper Total			2,647,688
Iron/Steel – 0.6%
Nucor Corp.
	5.000% 06/01/13(d)	9,595,000		9,661,004
	5.850% 06/01/18(d)	4,800,000		4,850,059
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	1,105,000		1,099,475
	Iron/Steel Total			15,610,538

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	795,000	926,175
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	2,290,000	2,415,950
Noranda Aluminium Holding Corp.
	PIK,
	8.578% 11/15/14(c)(d)	670,000	549,400
Metals & Mining Total			3,891,525
BASIC MATERIALS TOTAL			29,221,493
COMMUNICATIONS – 6.2%
Media – 4.0%
Cablevision Systems Corp.
	8.000% 04/15/12	1,295,000	1,223,775
CanWest MediaWorks LP
	9.250% 08/01/15(b)	710,000	578,650
Charter Communications Holdings I LLC
	11.000% 10/01/15	540,000	400,275
Charter Communications Holdings II LLC
	10.250% 09/15/10	350,000	338,625
CMP Susquehanna Corp.
	9.875% 05/15/14	475,000	332,500
Comcast Corp.
	5.700% 05/15/18	10,420,000	9,885,683
	6.300% 11/15/17	2,230,000	2,209,928
	6.950% 08/15/37	13,950,000	13,721,067
CSC Holdings, Inc.
	7.625% 04/01/11	655,000	641,900
DirecTV Holdings LLC
	6.375% 06/15/15	1,025,000	960,937
EchoStar DBS Corp.
	6.625% 10/01/14	1,260,000	1,165,500
	7.125% 02/01/16	250,000	230,625
Idearc, Inc.
	8.000% 11/15/16	1,080,000	679,050
Lamar Media Corp.
	6.625% 08/15/15	735,000	668,850
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	600,000	468,000

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	415,000	385,950
	7.750% 03/15/16	750,000	697,500
R.H. Donnelley Corp.
	8.875% 01/15/16	1,355,000	813,000
	8.875% 10/15/17(b)	430,000	255,850
Time Warner Cable, Inc.
	6.200% 07/01/13(e)	28,320,000	28,797,673
	7.300% 07/01/38	9,200,000	9,143,429
Time Warner, Inc.
	6.875% 05/01/12	17,365,000	17,765,263
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	1,115,000	964,475
Viacom, Inc.
	5.750% 04/30/11	6,535,000	6,550,240
Media Total			98,878,745
Telecommunication Services – 2.2%
AT&T, Inc.
	4.950% 01/15/13	13,080,000	13,034,665
	5.625% 06/15/16	8,900,000	8,813,857
British Telecommunications PLC
	5.150% 01/15/13	1,635,000	1,594,014
	5.950% 01/15/18	5,100,000	4,875,656
Cincinnati Bell, Inc.
	8.375% 01/15/14(d)	610,000	590,175
Citizens Communications Co.
	7.875% 01/15/27	990,000	866,250
Cricket Communications, Inc.
	9.375% 11/01/14	1,390,000	1,337,875
Digicel Group Ltd.
	8.875% 01/15/15(b)	1,065,000	1,005,094
Hellas Telecommunications Luxembourg II
	8.463% 01/15/15(b)(c)	250,000	190,000
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)	535,000	540,350
Intelsat Bermuda Ltd.
	9.250% 06/15/16	290,000	292,175
	11.250% 06/15/16	830,000	840,375
Lucent Technologies, Inc.
	6.450% 03/15/29	895,000	684,675

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14	1,345,000	1,294,562
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(b)	1,390,000	1,362,200
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	280,000	259,700
Qwest Communications International, Inc.
	7.500% 02/15/14	2,275,000	2,161,250
Qwest Corp.
	7.500% 10/01/14	360,000	346,500
	7.500% 06/15/23	515,000	458,350
	8.875% 03/15/12	585,000	596,700
Rural Cellular Corp.
	5.682% 06/01/13(c)	700,000	701,750
	8.623% 11/01/12(c)	450,000	453,375
Syniverse Technologies, Inc.
	7.750% 08/15/13	290,000	272,600
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	2,878,626
	6.421% 06/20/16	4,340,000	4,405,417
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	590,000	603,275
Verizon Communications, Inc.
	6.250% 04/01/37	1,825,000	1,680,916
Virgin Media Finance PLC
	8.750% 04/15/14	1,150,000	1,081,000
West Corp.
	11.000% 10/15/16	820,000	692,900
Wind Acquisition Financial SA
	PIK,
	9.984% 12/21/11(c)(g)	904,391	870,476
Windstream Corp.
	8.625% 08/01/16	1,245,000	1,241,888
Telecommunication Services Total			56,026,646
COMMUNICATIONS TOTAL			154,905,391
CONSUMER CYCLICAL – 3.0%
Airlines – 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13	766,549	716,724

		Par ($) (a)		Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
	7.461% 04/01/15	4,903,233		4,339,361
		Airlines Total		5,056,085
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	1,590,000		1,597,950
		Apparel Total		1,597,950
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31	630,000		366,975
General Motors Corp.
	8.375% 07/15/33	1,800,000		1,066,500
	Auto Manufacturers Total			1,433,475
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15	530,000		416,050
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	435,000		377,363
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12(d)	365,000		304,775
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	188,000		189,880
	9.000% 07/01/15	564,000		562,590
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	440,000	589,191
TRW Automotive, Inc.
	7.000% 03/15/14(b)	510,000		442,425
	Auto Parts & Equipment Total			2,882,274
Distribution/Wholesale – 0.0%
Buhrmann U.S., Inc.
	7.875% 03/01/15	150,000		167,607
	Distribution/Wholesale Total			167,607
Entertainment – 0.1%
Six Flags Operations, Inc.
	12.250% 07/15/16(b)(d)	128,000		118,080
Six Flags, Inc.
	9.625% 06/01/14	287,000		159,285
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	500,000		457,500
WMG Acquisition Corp.
	7.375% 04/15/14	870,000		723,188

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	485,000	305,550
Entertainment Total			1,763,603
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	1,175,000	951,750
KB Home
	5.875% 01/15/15	505,000	419,150
Lennar Corp.
	6.500% 04/15/16	1,490,000	1,141,712
Home Builders Total			2,512,612
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	335,000	274,700
Home Furnishings Total			274,700
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	730,000	646,050
Leisure Time Total			646,050
Lodging – 0.5%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	327,250
	7.125% 02/01/16(d)	250,000	184,375
Greektown Holdings LLC
	10.750% 12/01/13(b)(h)	295,000	218,300
Harrah’s Operating Co., Inc.
	10.750% 02/01/16(b)	1,635,000	1,357,050
Jacobs Entertainment, Inc.
	9.750% 06/15/14	425,000	318,750
Majestic Star LLC
	9.750% 01/15/11	580,000	174,000
Marriott International, Inc.
	5.625% 02/15/13(d)	5,360,000	5,042,420
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	1,485,000	1,310,513
MGM Mirage
	7.500% 06/01/16	2,240,000	1,842,400

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(d)	650,000	497,250
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	570,000	551,395
Snoqualmie Entertainment Authority
	6.936% 02/01/14(b)(c)	90,000	66,150
	9.125% 02/01/15(b)(d)	710,000	525,400
Station Casinos, Inc.
	6.625% 03/15/18	1,020,000	545,700
Lodging Total			12,960,953
Retail – 1.8%
AmeriGas Partners LP
	7.125% 05/20/16	440,000	408,100
	7.250% 05/20/15(d)	595,000	556,325
AutoNation, Inc.
	7.000% 04/15/14	305,000	271,450
Best Buy Co., Inc.
	6.750% 07/15/13(b)	11,390,000	11,539,118
CVS Pass-Through Trust
	5.298% 01/11/27(b)	5,740,280	5,145,989
	6.036% 12/10/28(b)	5,515,541	5,121,346
Dollar General Corp.
	PIK,
	11.875% 07/15/17(d)	385,000	363,825
Federated Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,161,511
Hanesbrands, Inc.
	6.508% 12/15/14(c)	450,000	418,500
KAR Holdings, Inc.
	10.000% 05/01/15	480,000	403,200
Landry’s Restaurants, Inc.
	9.500% 12/15/14	385,000	377,300
Phillips-Van Heusen Corp.
	8.125% 05/01/13	545,000	550,450
Rite Aid Corp.
	9.375% 12/15/15	865,000	579,550
Saks, Inc.
	9.875% 10/01/11	135,000	140,400
Starbucks Corp.
	6.250% 08/15/17	6,275,000	6,146,733

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
United Auto Group, Inc.
	7.750% 12/15/16	395,000	345,625
Wal-Mart Stores, Inc.
	4.125% 02/15/11	5,245,000	5,280,886
	5.250% 09/01/35	5,880,000	5,108,626
Retail Total			43,918,934
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(b)	760,000	777,100
Textiles Total			777,100
CONSUMER CYCLICAL TOTAL			73,991,343
CONSUMER NON-CYCLICAL – 3.2%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	385,000	401,098
Agriculture Total			401,098
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
	4.375% 09/15/09	10,000,000	10,125,630
Constellation Brands, Inc.
	8.125% 01/15/12	485,000	482,575
Cott Beverages, Inc.
	8.000% 12/15/11	240,000	201,600
SABMiller PLC
	6.200% 07/01/11(b)	4,860,000	4,984,994
Beverages Total			15,794,799
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	391,950
Genentech, Inc.
	4.400% 07/15/10	5,200,000	5,278,114
Biotechnology Total			5,670,064
Commercial Services – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	280,000	210,000
ARAMARK Corp.
	8.500% 02/01/15	550,000	539,000

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	545,000	479,600
Corrections Corp. of America
	6.250% 03/15/13	440,000	423,500
GEO Group, Inc.
	8.250% 07/15/13	805,000	821,100
Hertz Corp.
	8.875% 01/01/14	515,000	471,225
Iron Mountain, Inc.
	7.750% 01/15/15	865,000	860,675
Rental Service Corp.
	9.500% 12/01/14	775,000	647,125
Service Corp. International
	6.750% 04/01/16	320,000	303,200
	7.000% 06/15/17	750,000	716,250
United Rentals North America, Inc.
	6.500% 02/15/12	380,000	342,000
Commercial Services Total			5,813,675
Food – 0.9%
ConAgra Foods, Inc.
	7.000% 10/01/28	9,420,000	9,697,598
Dean Foods Co.
	7.000% 06/01/16	615,000	533,512
Del Monte Corp.
	6.750% 02/15/15	760,000	723,900
Dole Food Co., Inc.
	8.625% 05/01/09	375,000	357,188
Kraft Foods, Inc.
	6.500% 08/11/17	6,380,000	6,388,122
Kroger Co.
	8.000% 09/15/29	1,865,000	2,073,587
Pinnacle Foods Finance LLC
	9.250% 04/01/15	965,000	849,200
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	340,000	286,450
Smithfield Foods, Inc.
	7.750% 07/01/17	720,000	597,600
Food Total			21,507,157

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – 0.1%
Biomet, Inc.
	11.625% 10/15/17	1,595,000	1,690,700
	PIK,
	10.375% 10/15/17	1,085,000	1,150,100
Healthcare Products Total			2,840,800
Healthcare Services – 0.3%
Community Health Systems, Inc.
	8.875% 07/15/15	1,170,000	1,177,313
DaVita, Inc.
	7.250% 03/15/15	1,000,000	972,500
HCA, Inc.
	9.250% 11/15/16	430,000	442,900
	PIK,
	9.625% 11/15/16	2,200,000	2,266,000
Tenet Healthcare Corp.
	9.875% 07/01/14	1,665,000	1,673,325
U.S. Oncology Holdings, Inc.
	PIK,
	7.949% 03/15/12(c)	395,000	312,050
Healthcare Services Total			6,844,088
Household Products/Wares – 0.4%
American Greetings Corp.
	7.375% 06/01/16	460,000	448,500
Clorox Co.
	5.950% 10/15/17	2,220,000	2,222,899
Fortune Brands, Inc.
	5.125% 01/15/11	5,705,000	5,674,667
Jarden Corp.
	7.500% 05/01/17	565,000	491,550
Jostens IH Corp.
	7.625% 10/01/12	475,000	466,687
Household Products/Wares Total			9,304,303
Pharmaceuticals – 0.5%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,045,726
Elan Finance PLC
	8.875% 12/01/13	880,000	882,200
Omnicare, Inc.
	6.750% 12/15/13	725,000	681,500

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Warner Chilcott Corp.
	8.750% 02/01/15	935,000	949,025
Wyeth
	5.500% 02/01/14	1,640,000	1,653,259
	5.500% 02/15/16	5,985,000	6,015,147
Pharmaceuticals Total			11,226,857
CONSUMER NON-CYCLICAL TOTAL			79,402,841
ENERGY – 5.7%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	700,000	686,000
Massey Energy Co.
	6.875% 12/15/13	1,360,000	1,326,000
Coal Total			2,012,000
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
	9.375% 06/01/17(d)	450,000	231,750
Energy-Alternate Sources Total			231,750
Oil & Gas – 2.4%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	5,785,000	5,427,348
Chesapeake Energy Corp.
	6.375% 06/15/15	1,065,000	1,006,425
	7.500% 06/15/14	435,000	431,738
Cimarex Energy Co.
	7.125% 05/01/17	495,000	486,338
Compton Petroleum Corp.
	7.625% 12/01/13	895,000	879,337
Gazprom International SA
	7.201% 02/01/20(b)	5,136,631	5,143,052
	7.201% 02/01/20	278,234	278,582
Hess Corp.
	7.300% 08/15/31	4,180,000	4,668,437
KCS Energy, Inc.
	7.125% 04/01/12	245,000	235,200
Newfield Exploration Co.
	6.625% 04/15/16	1,055,000	967,962
Nexen, Inc.
	5.875% 03/10/35	8,210,000	7,332,277

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
OPTI Canada, Inc.
	8.250% 12/15/14(d)	955,000	950,225
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	1,310,000	1,278,887
Pioneer Natural Resources Co.
	5.875% 07/15/16	545,000	492,930
Qatar Petroleum
	5.579% 05/30/11(b)	1,636,749	1,673,176
Quicksilver Resources, Inc.
	7.125% 04/01/16	910,000	847,437
Range Resources Corp.
	7.500% 05/15/16	570,000	567,863
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	2,646,000	2,650,578
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(b)	3,400,000	3,173,186
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	2,230,000	2,165,508
Southwestern Energy Co.
	7.500% 02/01/18(b)	1,255,000	1,291,282
Talisman Energy, Inc.
	5.850% 02/01/37	4,150,000	3,575,628
Tesoro Corp.
	6.625% 11/01/15(d)	940,000	867,150
United Refining Co.
	10.500% 08/15/12	435,000	420,863
Valero Energy Corp.
	6.625% 06/15/37(e)	8,045,000	7,376,042
	6.875% 04/15/12	5,425,000	5,631,383
Oil & Gas Total			59,818,834
Oil & Gas Services – 0.7%
Seitel, Inc.
	9.750% 02/15/14	320,000	286,000
Weatherford International Ltd.
	5.150% 03/15/13	10,000,000	9,941,750
	7.000% 03/15/38	8,415,000	8,627,571
Oil & Gas Services Total			18,855,321

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 2.5%
Atlas Pipeline Partners LP
	8.125% 12/15/15	790,000	776,175
El Paso Corp.
	6.875% 06/15/14	600,000	601,098
	7.250% 06/01/18	1,135,000	1,117,975
Enbridge Energy Partners LP
	7.500% 04/15/38(b)	4,875,000	5,093,936
Energy Transfer Partners LP
	6.000% 07/01/13	13,665,000	13,787,807
	7.500% 07/01/38	1,785,000	1,837,045
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	3,945,000	3,915,499
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	520,000	462,800
MarkWest Energy Partners LP
	8.500% 07/15/16	560,000	568,400
ONEOK Partners LP
	6.850% 10/15/37	2,205,000	2,154,885
Plains All American Pipeline LP
	6.500% 05/01/18(b)	15,665,000	15,606,570
Plains All American Pipeline LP/ PAA Finance Corp.
	6.650% 01/15/37	6,065,000	5,656,134
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	11,970,000	10,335,736
Pipelines Total			61,914,060
ENERGY TOTAL			142,831,965
FINANCIALS – 19.7%
Banks – 6.8%
Bank of New York Mellon Corp.
	4.500% 04/01/13(e)	725,000	706,736
Barclays Bank PLC
	7.375% 06/15/49(b)(c)	7,500,000	7,365,870
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	2,350,000	2,060,581
Citigroup Capital XXI
	8.300% 12/21/57(c)	10,000,000	9,443,290
Credit Suisse
	6.000% 02/15/18	24,040,000	23,148,549
Deutsche Bank AG
	4.875% 05/20/13(e)	27,155,000	26,712,591

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
HSBC Bank USA
	3.875% 09/15/09	12,810,000	12,653,129
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	10,500,000	10,955,532
HSBC Holdings PLC
	6.800% 06/01/38	9,640,000	9,078,200
JPMorgan Chase Capital XVII
	5.850% 08/01/35	7,550,000	6,201,925
JPMorgan Chase & Co.
	5.375% 10/01/12	7,460,000	7,482,454
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	5,905,000	4,710,365
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	4,070,000	3,980,012
Regions Financial Corp.
	4.500% 08/08/08	5,465,000	5,471,777
Regions Financing Trust II
	6.625% 05/15/47(c)	2,480,000	1,695,092
Royal Bank of Scotland Group PLC
	6.990% 10/29/49(b)(c)	7,275,000	6,547,704
SunTrust Preferred Capital I
	5.853% 12/31/49(c)	2,000,000	1,455,000
Union Planters Corp.
	4.375% 12/01/10	5,970,000	5,842,696
USB Capital IX
	6.189% 04/15/42(c)	19,600,000	14,896,000
Wachovia Capital Trust III
	5.800% 03/15/42(c)	11,840,000	8,051,200
Banks Total			168,458,703
Diversified Financial Services – 8.4%
American Express Centurion Bank
	4.375% 07/30/09	2,990,000	2,977,678
American Express Credit Corp.
	5.875% 05/02/13	7,410,000	7,366,844
Capital One Capital IV
	6.745% 02/17/37(c)(d)	5,150,000	3,848,245
Capital One Financial Corp.
	5.700% 09/15/11	12,840,000	12,212,715
	6.750% 09/15/17	1,250,000	1,238,534

			Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Caterpillar Financial Services Corp.
	5.450% 04/15/18		20,000,000	19,827,340
CDX North America High Yield
	8.875% 06/29/13(b)(d)		5,000,000	4,618,750
CIT Group Funding Co. of Canada
	5.200% 06/01/15		2,910,000	2,004,367
CIT Group, Inc.
	5.850% 09/15/16		700,000	482,979
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)		12,075,000	12,524,311
Citigroup, Inc.
	6.125% 05/15/18		3,880,000	3,713,032
	8.400% 04/29/49(c)		2,215,000	2,105,601
Eaton Vance Corp.
	6.500% 10/02/17		8,845,000	8,922,978
FireKeepers Development Authority
	13.875% 05/01/15(b)(d)		280,000	273,700
Ford Motor Credit Co.
	5.700% 01/15/10		2,000,000	1,706,340
	5.800% 01/12/09		4,650,000	4,440,085
	7.800% 06/01/12		1,010,000	781,140
	8.000% 12/15/16		390,000	283,437
	9.750% 09/15/10		3,808,000	3,320,130
Fund American Companies, Inc.
	5.875% 05/15/13		4,535,000	4,387,073
General Electric Capital Corp.
	0.963% 01/15/10(c)	JPY	1,200,000,000	11,168,188
GMAC LLC
	6.875% 09/15/11		1,770,000	1,271,872
	8.000% 11/01/31(e)		1,715,000	1,115,741
Goldman Sachs Capital II
	5.793% 12/29/49(c)		1,825,000	1,269,032
Goldman Sachs Group, Inc.
	6.250% 09/01/17		6,595,000	6,519,573
	6.750% 10/01/37(e)		10,705,000	9,792,356
International Lease Finance Corp.
	4.750% 07/01/09		1,485,000	1,455,685
	4.875% 09/01/10		3,130,000	3,020,650
JPMorgan Chase Capital XX
	6.550% 09/29/36		27,890,000	24,120,053

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase & Co.
	7.900% 04/29/49(c)	2,215,000	2,076,873
Lehman Brothers Holdings, Inc.
	6.875% 05/02/18	1,685,000	1,631,257
Merrill Lynch & Co., Inc.
	5.450% 02/05/13	15,000,000	14,148,030
	5.700% 05/02/17(e)	9,940,000	8,751,554
	6.050% 08/15/12	1,500,000	1,468,074
	6.150% 04/25/13	6,210,000	6,018,738
	7.750% 05/14/38	5,160,000	4,837,371
Morgan Stanley
	5.750% 10/18/16	5,500,000	5,084,040
	5.950% 12/28/17	6,300,000	5,719,171
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	1,120,000	1,033,200
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	1,963,650	1,952,006
Diversified Financial Services Total			209,488,743
Insurance – 2.8%
Asurion Corp.
	8.948% 07/02/15(c)(g)	239,698	220,922
	9.284% 07/02/15(c)(g)	570,302	525,628
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	4,924,850
Crum & Forster Holdings Corp.
	7.750% 05/01/17	555,000	514,763
Hartford Life Global Funding Trusts
	2.946% 09/15/09(c)	5,825,000	5,822,746
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	250,000	205,000
ING Groep NV
	5.775% 12/29/49(c)	5,515,000	4,577,329
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	6,805,000	5,951,027
	10.750% 06/15/58(b)(c)	11,225,000	10,747,937
Metropolitan Life Global Funding I
	5.125% 04/10/13(b)	8,255,000	8,128,599
New York Life Global Funding
	4.650% 05/09/13(b)	21,305,000	21,133,239

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,690,000	4,690,028
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,020,857
USI Holdings Corp.
	9.750% 05/15/15(b)	280,000	240,800
Insurance Total			70,703,725
Real Estate Investment Trusts (REITs) – 0.7%
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,140,183
	7.072% 06/08/15(d)	2,530,000	2,400,550
Highwoods Properties, Inc.
	5.850% 03/15/17	2,005,000	1,731,608
Hospitality Properties Trust
	5.625% 03/15/17	6,740,000	5,470,157
Host Marriott LP
	6.750% 06/01/16	830,000	736,625
Liberty Property LP
	5.500% 12/15/16(d)	5,075,000	4,493,552
Rouse Co. LP
	6.750% 05/01/13(b)	295,000	265,804
Real Estate Investment Trusts (REITs) Total			18,238,479
Savings & Loans – 1.0%
Washington Mutual Bank
	5.125% 01/15/15	20,444,000	15,741,880
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(c)	14,965,000	6,644,759
World Savings Bank
	4.500% 06/15/09	1,485,000	1,483,396
Savings & Loans Total			23,870,035
FINANCIALS TOTAL			490,759,685
INDUSTRIALS – 2.9%
Aerospace & Defense – 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	515,000	516,931
DRS Technologies, Inc.
	6.625% 02/01/16	360,000	365,400
	6.875% 11/01/13	720,000	720,000

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
L-3 Communications Corp.
	5.875% 01/15/15	150,000	138,375
	6.375% 10/15/15	825,000	771,375
Raytheon Co.
	5.500% 11/15/12	800,000	820,347
	7.200% 08/15/27	1,730,000	1,903,000
Sequa Corp.
	11.750% 12/01/15(b)	920,000	818,800
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	1,660,640	1,704,232
Aerospace & Defense Total			7,758,460
Air Transportation – 0.1%
Air 2 US
	8.027% 10/01/19(b)	2,539,633	2,247,576
Air Transportation Total			2,247,576
Electrical Components & Equipment – 0.1%
Belden, Inc.
	7.000% 03/15/17	1,055,000	1,012,800
General Cable Corp.
	5.073% 04/01/15(c)	220,000	195,250
	7.125% 04/01/17(d)	420,000	400,050
Electrical Components & Equipment Total			1,608,100
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	500,000	467,500
Electronics Total			467,500
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(b)	235,000	237,350
Engineering & Construction Total			237,350
Environmental Control – 0.1%
Aleris International, Inc.
	10.000% 12/15/16	535,000	391,887
	PIK,
	9.000% 12/15/14	315,000	250,819
Allied Waste North America, Inc.
	7.125% 05/15/16	990,000	985,050
	7.875% 04/15/13	430,000	437,525
Environmental Control Total			2,065,281

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – 0.0%
Baldor Electric Co.
	8.625% 02/15/17	315,000	316,575
Hand / Machine Tools Total			316,575
Machinery – 0.5%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	8,735,000	8,536,410
John Deere Capital Corp.
	4.950% 12/17/12	3,285,000	3,299,519
Machinery Total			11,835,929
Machinery-Construction & Mining – 0.0%
Terex Corp.
	8.000% 11/15/17	985,000	977,613
Machinery-Construction & Mining Total			977,613
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	370,000	381,100
Manitowoc Co., Inc.
	7.125% 11/01/13	490,000	465,500
Machinery-Diversified Total			846,600
Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	370,000	344,100
Bombardier, Inc.
	6.300% 05/01/14(b)	745,000	711,475
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	375,000	339,375
TriMas Corp.
	9.875% 06/15/12	425,000	375,063
Trinity Industries, Inc.
	6.500% 03/15/14	575,000	557,750
Miscellaneous Manufacturing Total			2,327,763
Packaging & Containers – 0.2%
Berry Plastics Holding Corp.
	10.250% 03/01/16	580,000	435,000
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	1,195,000	1,195,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	945,000	824,513

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	825,000	825,000
	8.250% 05/15/13	200,000	205,000
Owens-Illinois, Inc.
	7.500% 05/15/10	390,000	396,825
Solo Cup Co.
	8.500% 02/15/14	895,000	783,125
Packaging & Containers Total			4,664,463
Transportation – 1.5%
BNSF Funding Trust I
	6.613% 12/15/55(c)(d)	4,401,000	3,980,387
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	1,440,000	1,379,049
	7.125% 12/15/10	3,900,000	4,105,873
	7.950% 08/15/30	2,375,000	2,705,664
CHC Helicopter Corp.
	7.375% 05/01/14	670,000	695,125
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	950,000	971,375
Norfolk Southern Corp.
	6.200% 04/15/09	10,000,000	10,155,250
PHI, Inc.
	7.125% 04/15/13	420,000	403,200
QDI LLC
	9.000% 11/15/10	275,000	185,625
Ship Finance International Ltd.
	8.500% 12/15/13	620,000	632,400
Stena AB
	7.500% 11/01/13	615,000	606,544
TFM SA de CV
	9.375% 05/01/12	825,000	858,000
Union Pacific Corp.
	5.700% 08/15/18	4,875,000	4,757,230

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
	6.650% 01/15/11	4,595,000	4,795,990
Transportation Total			36,231,712
INDUSTRIALS TOTAL			71,584,922
TECHNOLOGY – 1.8%
Computers – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	1,800,000	1,818,000
Computers Total			1,818,000
Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	420,000	400,050
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	2,235,000	1,737,713
NXP BV/NXP Funding LLC
	7.875% 10/15/14	455,000	418,600
	9.500% 10/15/15	380,000	330,600
Semiconductors Total			2,886,963
Software – 1.6%
Oracle Corp.
	4.950% 04/15/13	6,000,000	6,057,984
	5.000% 01/15/11	7,210,000	7,350,386
	6.500% 04/15/38	27,425,000	27,492,959
Software Total			40,901,329
TECHNOLOGY TOTAL			45,606,292
UTILITIES – 4.6%
Electric – 4.1%
AES Corp.
	7.750% 03/01/14	950,000	936,938
	8.000% 10/15/17	480,000	470,400
American Electric Power Co., Inc.
	5.250% 06/01/15(d)	7,973,000	7,678,382
CMS Energy Corp.
	6.875% 12/15/15	480,000	473,048
Commonwealth Edison Co.
	5.900% 03/15/36	4,565,000	4,121,492
	5.950% 08/15/16	9,895,000	9,845,248
	6.150% 09/15/17	1,000,000	997,252
	6.950% 07/15/18	6,020,000	5,974,850

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38(d)	21,715,000	22,472,332
Duke Energy Carolinas LLC
	4.200% 10/01/08	8,350,000	8,361,974
Edison Mission Energy
	7.000% 05/15/17	885,000	827,475
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	870,000	878,700
Exelon Generation Co. LLC
	6.200% 10/01/17	2,120,000	2,064,882
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	3,176,534	3,257,027
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	670,240	652,338
Intergen NV
	9.000% 06/30/17(b)	1,830,000	1,894,050
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	5,500,000	5,656,959
Mirant North America LLC
	7.375% 12/31/13	395,000	391,544
NRG Energy, Inc.
	7.375% 02/01/16	845,000	795,356
	7.375% 01/15/17	835,000	789,075
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	525,000	517,125
Oglethorpe Power Corp.
	6.974% 06/30/11	844,000	898,421
Pepco Holdings, Inc.
	3.307% 06/01/10(c)	5,000,000	4,955,530
Progress Energy, Inc.
	7.100% 03/01/11	5,196,000	5,467,429
Reliant Energy, Inc.
	7.875% 06/15/17	450,000	439,875
Southern California Edison Co.
	5.000% 01/15/16(d)	4,500,000	4,433,944
Southern Power Co.
	6.375% 11/15/36	1,385,000	1,289,508

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	3,066,181	3,114,627
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(b)	2,790,000	2,699,325
Electric Total			102,355,106
Gas – 0.4%
Atmos Energy Corp.
	6.350% 06/15/17	4,065,000	4,016,350
Nakilat, Inc.
	6.067% 12/31/33(b)	3,300,000	2,918,619
Southern California Gas Co.
	2.852% 12/01/09(c)	3,390,000	3,362,890
Gas Total			10,297,859
Independent Power Producers – 0.1%
Dynegy Holdings, Inc.
	7.125% 05/15/18	1,125,000	978,750
	7.750% 06/01/19	200,000	182,000
Mirant Americas Generation LLC
	8.500% 10/01/21	590,000	550,175
Independent Power Producers Total			1,710,925
UTILITIES TOTAL			114,363,890

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,248,425,733)		1,202,667,822
Mortgage-Backed Securities – 22.3%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	38,563,976	37,082,426
	6.000% 11/01/37	13,973,214	14,130,140
	6.057% 04/01/37(c)	28,949,343	29,446,718
	6.197% 10/01/37(c)	17,440,041	17,785,957
	12.000% 07/01/20	98,616	106,018
	TBA,
	6.500% 12/01/99(i)	40,000,000	41,225,000
Federal National Mortgage Association
	5.000% 02/01/36	74,494,987	71,656,321
	5.000% 05/01/36	29,133,705	28,023,551
	5.500% 02/01/37	3,908,347	3,857,364
	5.500% 07/01/38	26,000,000	25,658,242
	6.000% 04/01/09	123,889	125,321
	6.000% 01/01/14	270,454	278,432
	6.000% 01/01/24	124,101	126,332

		Par ($) (a)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 03/01/24	135,666	138,106
	6.000% 02/01/37	23,867,939	24,113,610
	6.000% 03/01/38(i)	27,667,102	27,943,233
	6.009% 10/01/37(c)	15,864,364	16,086,895
	6.011% 07/01/36(c)	7,402,512	7,544,147
	6.119% 09/01/37(c)	8,882,071	9,064,655
	6.500% 10/01/28	688,595	716,555
	6.500% 12/01/31	754,118	783,326
	6.500% 08/01/36	16,652,679	17,167,546
	TBA:
	5.500% 12/01/99(i)	124,500,000	122,710,313
	6.000% 12/01/99(i)	51,500,000	51,950,625
	6.500% 12/01/99(i)	8,100,000	8,337,938
Government National Mortgage Association
	5.625% 07/20/25(c)	63,799	64,502
	9.000% 06/15/16	2,381	2,594
	9.000% 08/15/16	2,439	2,656
	9.000% 10/15/16	4,403	4,795

	Total Mortgage-Backed Securities (cost of $559,630,424)		556,133,318
Asset-Backed Securities – 14.3%
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,475,024
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	17,235,000	17,463,857
	5.310% 06/15/12	9,000,000	8,391,935
	5.500% 04/20/10(b)	4,400,000	4,424,395
Capital One Auto Finance Trust
	2.521% 12/15/11(c)	29,359,030	28,637,932
Capital One Master Trust
	2.671% 11/15/11(c)	44,000,000	43,963,361
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,863,264
Chase Credit Card Master Trust
	2.581% 02/15/11(c)	15,000,000	14,991,558
Cigna CBO Ltd.
	6.460% 11/15/08(b)(c)	1,167,834	1,167,927
Citibank Credit Card Issuance Trust
	5.650% 09/20/19	8,000,000	7,859,846

		Par ($) (a)	Value ($)
Asset-Backed Securities – (continued)
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37(c)	11,000,000	10,214,588
	6.080% 06/25/37(c)	11,000,000	10,843,588
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35(c)	3,775,000	2,483,702
	5.598% 03/25/36(c)	2,850,000	2,724,963
	5.666% 08/25/35(c)	2,330,000	1,170,782
Countrywide Asset-Backed Certificates
	2.593% 06/25/21(c)	2,187,232	1,810,042
	5.813% 05/25/37(c)	8,487,255	4,590,555
Daimler Chrysler Auto Trust
	5.320% 11/10/14	10,295,000	10,358,321
Discover Card Master Trust
	5.100% 10/15/13	12,000,000	12,084,923
Discover Card Master Trust I
	2.491% 05/15/11(c)	40,000,000	39,903,940
Ford Credit Auto Owner Trust
	2.801% 06/15/10(c)	6,647,136	6,644,746
	5.160% 04/15/13	5,000,000	5,036,419
	5.680% 06/15/12	5,422,000	5,030,674
	5.690% 11/15/12	6,000,000	5,746,668
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,663,950
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13(d)	12,400,000	12,391,143
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	1,341,057	1,347,773
	5.120% 06/22/15(b)	3,381,624	3,311,776
Green Tree Financial Corp.
	6.870% 01/15/29	1,456,095	1,423,647
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	3,815,746
HFC Home Equity Loan Asset Backed Certificates
	3.282% 11/20/36(c)	10,555,872	10,548,830
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	10,375,000	10,414,529
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(b)	4,905,247	4,852,373
JPMorgan Mortgage Acquisition Corp.
	2.593% 06/25/37(c)	10,200,000	9,494,469
Origen Manufactured Housing
	3.790% 12/15/17	776,331	766,447

			Par ($) (a)	Value ($)
Asset-Backed Securities – (continued)
Pinnacle Capital Asset Trust
	5.770% 05/25/10(b)		5,200,000	5,178,450
Renaissance Home Equity Loan Trust
	2.553% 01/25/37(c)		3,831,362	3,734,446
	5.355% 11/25/35(c)		4,750,000	3,067,793
Santander Drive Auto Receivables Trust
	3.021% 06/15/11(c)		5,315,170	5,232,600
Small Business Administration Participation Certificates
	4.570% 06/01/25		3,517,280	3,328,532
	5.390% 12/01/25		902,758	908,650
	5.570% 03/01/26		3,565,570	3,618,247
	5.780% 08/01/27		5,866,289	5,918,986
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13		8,000,000	7,464,235
WFS Financial Owner Trust
	4.760% 05/17/13		4,000,000	3,854,416

	Total Asset-Backed Securities (cost of $371,452,328)			357,220,048
Government & Agency Obligations – 8.6%
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
European Investment Bank
	0.709% 09/21/11(c)	JPY	1,500,000,000	14,123,859
Export Development Canada
	0.880% 09/22/08	JPY	2,905,000,000	27,363,412
Inter-American Development Bank
	1.900% 07/08/09	JPY	1,160,000,000	11,025,075
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			52,512,346
U.S. GOVERNMENT AGENCIES – 0.2%
Federal Home Loan Mortgage Corp.
	5.750% 06/27/16		5,250,000	5,314,239
	U.S. GOVERNMENT AGENCIES TOTAL			5,314,239
U.S. GOVERNMENT OBLIGATIONS – 6.3%
U.S. Treasury Bonds
	4.375% 02/15/38(d)		1,250,000	1,218,360
	5.000% 05/15/37(d)		14,725,000	15,824,781
	6.250% 08/15/23(d)		940,000	1,118,380
U.S. Treasury Notes
	3.500% 05/31/13(d)		10,525,000	10,603,116
	3.875% 05/15/18(d)(j)		94,570,000	93,779,489
	4.375% 12/15/10(d)		2,755,000	2,861,112

		Par ($) (a)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Strip Principal
	(k) 05/15/18(d)	46,000,000	30,107,368
U.S. GOVERNMENT OBLIGATIONS TOTAL			155,512,606

	Total Government & Agency Obligations (cost of $213,289,140)		213,339,191
Commercial Mortgage-Backed Securities – 7.5%
Bear Stearns Commercial Mortgage Securities
	5.422% 09/11/42	9,566,869	9,439,905
	5.835% 09/11/42(c)	5,122,000	4,641,854
	4.750% 02/13/46(c)	12,000,000	11,332,151
Diversified REIT Trust
	6.780% 03/18/11(b)(c)	5,000,000	5,024,400
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	2,280,058	2,297,791
	6.141% 02/12/34	8,000,000	8,162,129
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(c)	14,000,000	13,604,036
GS Mortgage Securities Corp. II
	6.526% 08/15/18(b)	9,115,000	9,392,255
	5.993% 08/10/45(c)	2,105,000	2,012,815
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.429% 12/12/43	20,000,000	18,944,056
	5.336% 05/15/47	15,000,000	14,070,922
	5.814% 06/12/43(c)	10,000,000	9,755,394
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	5,270,000	5,210,813
	6.510% 12/15/26	4,932,099	5,062,699
Morgan Stanley Capital I
	5.328% 11/12/41	19,175,000	18,071,824
	5.379% 11/14/42(c)	5,555,000	5,413,097
Structured Asset Securities Corp.
	I.O.,
	2.148% 02/25/28(c)	3,547,053	168
Wachovia Bank Commercial Mortgage Trust
	5.466% 01/15/45(c)	10,000,000	9,190,872
	5.928% 05/15/43(c)	5,190,000	5,063,984

		Par ($) (a)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	5.678% 05/15/46	7,000,000	6,596,826
	3.989% 06/15/35	11,930,000	11,206,732
	6.100% 02/15/51(c)	13,000,000	11,945,974

	Total Commercial Mortgage-Backed Securities (cost of $191,590,103)		186,440,697
Collateralized Mortgage Obligations – 4.1%
AGENCY – 1.0%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,563,160
	5.000% 03/15/28	15,000,000	15,210,266
Federal National Mortgage Association
	9.250% 03/25/18	88,418	96,862
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,114,033
AGENCY TOTAL			25,984,321
NON - AGENCY – 3.1%
American Home Mortgage Investment Trust
	2.593% 06/25/36(c)	3,985,749	3,871,410
American Mortgage Trust
	8.445% 09/27/22	10,052	6,084
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,439,241	2,192,617
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(b)(c)	755,523	750,068
JPMorgan Mortgage Trust
	4.979% 10/25/35(c)	5,423,000	5,270,364
	5.405% 11/25/35(c)	8,213,347	7,845,199
	5.738% 05/25/36(c)	9,798,655	9,112,967
Nomura Asset Acceptance Corp.
	2.583% 08/25/36(c)	6,178,027	6,109,616
	5.515% 01/25/36(c)	8,060,000	6,871,014
	6.138% 03/25/47	9,500,000	7,138,522
Wachovia Bank Commercial Mortgage Trust
	5.928% 05/15/43(c)	20,000,000	19,499,308

		Par ($) (a)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Wells Fargo Mortgage Backed Securities Trust
	6.302% 10/25/37(c)	9,105,545	8,986,387
NON - AGENCY TOTAL			77,653,556

	Total Collateralized Mortgage Obligations (cost of $113,579,074)		103,637,877
Municipal Bonds – 0.8%
NEW YORK – 0.8%
NY New York City Municipal Water Finance Authority
	Series 2005 A,
	5.000% 06/15/39	9,500,000	9,570,775
	Series 2005 D,
	5.000% 06/15/38	9,850,000	9,924,565
NEW YORK TOTAL			19,495,340
VIRGINIA – 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	545,000	459,391
VIRGINIA TOTAL			459,391
	Total Municipal Bonds (cost of $20,321,308)		19,954,731

		Shares
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp. (d)	1,493	7,793
Airlines Total			7,793
INDUSTRIALS TOTAL			7,793

	Total Common Stocks (cost of $53,240)		7,793
Securities Lending Collateral – 6.4%
	State Street Navigator Securities Lending Prime Portfolio (l) (7 day yield of 2.633%)	159,361,336	159,361,336

	Total Securities Lending Collateral (cost of $159,361,336)		159,361,336

		Par ($) (a)
Short-Term Obligations – 2.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/05/11, market value $57,508,100 (repurchase proceeds $56,382,445)	56,379,000	56,379,000

	Total Short-Term Obligations (cost of $56,379,000)		56,379,000

Total Investments – 114.6% (cost of $2,934,081,686)(m)(n)	$2,855,141,813

Other Assets & Liabilities, Net – (14.6)%	(363,595,247)

Net Assets – 100.0%	$2,491,546,566

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swaps are marked to market daily based upon quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$508,998,243	$1,551,346
Level 2 – Other Significant Observable Inputs	2,326,136,539	1,836,563
Level 3 – Significant Unobservable Inputs	20,007,031	—
Total	$2,855,141,813	$3,387,909

*Other financial instruments consist of futures contracts, credit default swap contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 1, 2008	$12,967,628	$—
	Accretion of discounts/amortization of premiums	—	—
	Realized gain	17,935	—
	Change in unrealized depreciation	(50,071)	—
	Net purchases	13,798,818	—
	Transfers out of Level 3	(6,727,279)	—
	Balance as of June 30, 2008	$20,007,031	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $242,991,604, which represents 9.8% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	02/11/06	$280,000	$284,200	$210,000
Local TV Finance LLC, 9.250% 06/15/15	05/07/07	600,000	542,019	468,000
Cigna CBO Ltd., 6.460% 11/15/08	11/15/04	1,167,834	1,182,249	1,167,927
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298% 09/30/20	01/07/08	3,400,000	3,247,748	3,173,186
Systems 2001 Asset Trust, 6.664% 09/15/13	10/17/02	1,660,640	1,660,640	1,704,232
Orascom Telecom Finance SCA 7.875% 2/08/14	02/01/07	280,000	280,000	259,700
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	570,000	578,930	551,395
				$7,534,440

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(d)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $156,602,917.
(e)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2008 the total market value of securities pledged amounted to $58,370,000.
(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.
(g)	Loan participation agreement.
(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is being accrued.  At June 30, 2008, the value of these securities amounted to $218,300, which represents less than 0.1% of net assets.

(i)	Security purchased on a delayed delivery basis.
(j)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2008, the total market value of securities pledged amounted to $3,173,251.
(k)	Zero coupon bond.
(l)	Investment made with cash collateral received from securities lending activity.
(m)	Cost for federal income tax purposes is $2,935,360,031.
(n)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$12,195,487	$(92,413,705)	$(80,218,218)

At June 30, 2008, the Fund has entered into the following credit default swap contracts:

Swap	Referenced	Buy/Sale	Pay/Receive	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	Ford Motor Co., 7.450% 07/16/31	Sale	3.000%	06/20/09	$750,000	$(67,018)
Credit Suisse	Washington Mutual, Inc. 5.250% 09/15/17	Buy	4.050%	03/13/13	9,080,000	659,730
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	5,900,000	(22,158)
Morgan Stanley	Macy’s Inc. 6.625% 04/01/11	Buy	2.750%	06/20/13	9,670,000	(127,915)
Barclay’s	Macy’s Inc. 7.450% 07/15/17	Buy	2.700%	06/20/13	9,670,000	(107,434)
Credit Suisse	Financial Security Assurance 6.250% 11/01/2102	Buy	1.740%	06/20/13	10,000,000	1,771,759
Lehman Brothers	Wells Fargo & Co. 7.700% 10/28/15	Buy	0.665%	09/20/13	40,000,000	879,489
Barclay’s	Washington Mutual, Inc. 5.250% 09/15/ 17	Sale	3.100%	03/20/13	4,400,000	(459,095)
Barclay’s	Lehman Brothers Holdings, Inc. 6.625% 01/18/12	Sale	2.740%	06/20/13	23,115,000	(50,231)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	2.850%	09/20/13	17,500,000	(5,542)
Lehman Brothers	Limited Brands, Inc. 6.125% 12/01/12	Buy	2.880%	09/20/13	17,500,000	(28,368)
Merrill Lynch	CIT Group 7.750% 04/02/12	Sale	2.550%	12/20/08	10,000,000	(387,019)
RBS	Toll Brothers, Inc. 6.875% 11/15/12	Sale	2.300%	12/20/08	10,000,000	(4,932)
						$2,051,266

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign				Unrealized
Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
EUR	$819,251	$810,363	07/28/08	$(8,888)
JPY	14,345,549	14,364,696	07/09/08	19,147
JPY	14,840,223	14,865,496	07/09/08	25,273
JPY	15,829,572	15,849,053	07/09/08	19,481
JPY	9,335,601	9,200,743	07/23/08	(134,858)
JPY	9,335,601	9,200,743	07/23/08	(134,858)
				$(214,703)

At June 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Notes	1,500	$165,832,032	$163,861,126	Sept-2008	$1,970,906
2-Year U.S. Treasury Notes	1,435	303,076,486	300,996,227	Sept-2008	2,080,259
					$4,051,165

At June 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	210	$23,923,594	$23,555,411	Sept-2008	$(368,183)
U.S. Treasury Bonds	810	93,630,937	91,499,301	Sept-2008	(2,131,636)
					$(2,499,819)

Acronym	Name

EUR	Euro
I.O.	Interest Only
JPY	Japanese Yen
PIK	Payment-In-Kind
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia International Growth Fund

		Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 8.0%
Automobiles – 1.6%
	Dongfeng Motor Group Co., Ltd., Class H	5,645,200	2,258,876
	Honda Motor Co., Ltd.	77,300	2,627,989
	Volkswagen AG	14,540	4,195,741
Automobiles Total			9,082,606
Diversified Consumer Services – 0.7%
	Benesse Corp.	96,500	3,907,802
Diversified Consumer Services Total			3,907,802
Hotels, Restaurants & Leisure – 0.5%
	Pacific Golf Group International Holdings KK	3,063	3,057,664
Hotels, Restaurants & Leisure Total			3,057,664
Household Durables – 1.8%
	Matsushita Electric Industrial Co., Ltd.	312,000	6,728,634
	Sony Corp., ADR	79,075	3,458,740
Household Durables Total			10,187,374
Leisure Equipment & Products – 0.7%
	Nikon Corp.	125,000	3,649,291
Leisure Equipment & Products Total			3,649,291
Media – 1.0%
	Reed Elsevier PLC	472,478	5,420,765
Media Total			5,420,765
Specialty Retail – 0.2%
	Hennes & Mauritz AB	21,479	1,164,459
Specialty Retail Total			1,164,459
Textiles, Apparel & Luxury Goods – 1.5%
	Adidas AG	17,118	1,081,023
	Compagnie Financiere Richemont SA	18,744	1,044,035
	LVMH Moet Hennessy Louis Vuitton SA	18,370	1,925,671
	Swatch Group AG	17,963	4,488,332
Textiles, Apparel & Luxury Goods Total			8,539,061
CONSUMER DISCRETIONARY TOTAL			45,009,022
CONSUMER STAPLES – 12.2%
Beverages – 1.2%
	Diageo PLC	211,630	3,894,984
	SABMiller PLC	119,748	2,747,750
Beverages Total			6,642,734

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 3.5%
	Carrefour SA	52,808	2,989,844
	Seven & I Holdings Co., Ltd.	197,700	5,641,390
	Tesco PLC	360,668	2,653,038
	Wm. Morrison Supermarkets PLC	1,531,704	8,123,084
Food & Staples Retailing Total			19,407,356
Food Products – 4.7%
	Chaoda Modern Agriculture	3,642,312	4,596,537
	Nestle SA, Registered Shares	391,690	17,698,997
	Unilever NV	150,468	4,271,388
Food Products Total			26,566,922
Household Products – 1.3%
	Reckitt Benckiser Group PLC	148,900	7,548,123
Household Products Total			7,548,123
Tobacco – 1.5%
	British American Tobacco PLC	106,864	3,701,583
	Imperial Tobacco Group PLC	86,220	3,213,204
	Japan Tobacco, Inc.	371	1,582,738
Tobacco Total			8,497,525
CONSUMER STAPLES TOTAL			68,662,660
ENERGY – 6.1%
Energy Equipment & Services – 1.7%
	Noble Corp.	76,495	4,969,115
	Wellstream Holdings PLC (a)	172,768	4,473,662
Energy Equipment & Services Total			9,442,777
Oil, Gas & Consumable Fuels – 4.4%
	BG Group PLC	479,603	12,485,731
	PT Bumi Resources Tbk	3,836,500	3,412,071
	Petroleo Brasileiro SA, ADR	24,812	1,757,434
	StatoilHydro ASA	104,250	3,886,962
	Yanzhou Coal Mining Co., Ltd., Class H	1,698,000	3,157,652
Oil, Gas & Consumable Fuels Total			24,699,850
ENERGY TOTAL			34,142,627
FINANCIALS – 9.3%
Capital Markets – 1.1%
	Credit Suisse Group AG, Registered Shares	88,657	4,070,298
	Goldman Sachs Group, Inc.	13,205	2,309,555
Capital Markets Total			6,379,853

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 5.9%
	Banco Bilbao Vizcaya Argentaria SA	141,643	2,714,031
	Banco Bradesco SA, ADR	112,209	2,295,796
	Banco Santander SA	234,311	4,305,194
	BNP Paribas	32,199	2,917,033
	DBS Group Holdings Ltd.	435,400	6,035,533
	Intesa Sanpaolo SpA	651,510	3,720,983
	Mitsubishi UFJ Financial Group, Inc.	578,700	5,128,377
	Mizuho Financial Group, Inc.	1,356	6,334,002
Commercial Banks Total			33,450,949
Insurance – 0.4%
	Prudential PLC	212,762	2,258,800
Insurance Total			2,258,800
Real Estate Management & Development – 1.9%
	Hongkong Land Holdings Ltd.	1,568,000	6,648,320
	Mitsubishi Estate Co., Ltd.	101,000	2,311,343
	Mitsui Fudosan Co., Ltd.	75,000	1,603,334
Real Estate Management & Development Total			10,562,997
FINANCIALS TOTAL			52,652,599
HEALTH CARE – 9.5%
Biotechnology – 1.1%
	CSL Ltd.	182,870	6,258,505
Biotechnology Total			6,258,505
Health Care Providers & Services – 0.7%
	Fresenius Medical Care AG & Co. KGaA	72,450	3,993,555
Health Care Providers & Services Total			3,993,555
Pharmaceuticals – 7.7%
	Bayer AG	39,689	3,340,629
	Daiichi Sankyo Co., Ltd.	105,100	2,895,112
	GlaxoSmithKline PLC	241,382	5,351,266
	Novartis AG, Registered Shares	136,596	7,521,438
	Novo-Nordisk A/S, Class B	92,475	6,052,284
	Roche Holding AG, Genusschein Shares	70,786	12,749,865
	Teva Pharmaceutical Industries Ltd., ADR	117,136	5,364,829
Pharmaceuticals Total			43,275,423
HEALTH CARE TOTAL			53,527,483
INDUSTRIALS – 19.7%
Commercial Services & Supplies – 1.9%
	Randstad Holding NV	106,558	3,724,502

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Serco Group PLC	808,015	7,206,286
Commercial Services & Supplies Total			10,930,788
Construction & Engineering – 1.1%
	Outotec Oyj	92,499	5,895,311
Construction & Engineering Total			5,895,311
Electrical Equipment – 6.1%
	ABB Ltd., Registered Shares (a)	331,253	9,423,143
	Gamesa Corp. Tecnologica SA	86,607	4,257,112
	Harbin Power Equipment Co., Ltd., Class H	1,836,000	2,660,784
	Mitsubishi Electric Corp.	334,000	3,601,544
	SGL Carbon AG (a)	93,639	6,573,905
	Vestas Wind Systems A/S (a)	59,800	7,827,556
Electrical Equipment Total			34,344,044
Industrial Conglomerates – 2.2%
	Keppel Corp. Ltd.	907,000	7,426,394
	Siemens AG, Registered Shares	42,356	4,702,799
Industrial Conglomerates Total			12,129,193
Machinery – 4.6%
	Fanuc Ltd.	48,300	4,716,966
	Gildemeister AG	129,276	3,661,662
	Glory Ltd.	161,100	3,785,323
	Komatsu Ltd.	245,300	6,837,952
	Weir Group PLC	368,299	6,881,132
Machinery Total			25,883,035
Road & Rail – 1.2%
	Canadian National Railway Co.	46,800	2,247,979
	Central Japan Railway Co.	418	4,605,735
Road & Rail Total			6,853,714
Trading Companies & Distributors – 2.6%
	ITOCHU Corp.	707,300	7,533,609
	Mitsubishi Corp.	117,000	3,856,477
	Mitsui & Co., Ltd.	150,000	3,312,615
Trading Companies & Distributors Total			14,702,701
INDUSTRIALS TOTAL			110,738,786
INFORMATION TECHNOLOGY – 6.7%
Communications Equipment – 1.9%
	Nokia Oyj	434,576	10,598,547
Communications Equipment Total			10,598,547

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 1.9%
	Canon, Inc.	203,500	10,463,907
Office Electronics Total			10,463,907
Semiconductors & Semiconductor Equipment – 0.7%
	ASML Holding NV	172,773	4,257,154
Semiconductors & Semiconductor Equipment Total			4,257,154
Software – 2.2%
	Nintendo Co., Ltd.	18,600	10,492,443
	SAP AG	34,248	1,793,439
Software Total			12,285,882
INFORMATION TECHNOLOGY TOTAL			37,605,490
MATERIALS – 17.7%
Chemicals – 6.3%
	Asahi Kasei Corp.	276,000	1,445,176
	Incitec Pivot Ltd.	27,067	4,800,337
	Linde AG	60,494	8,505,365
	Potash Corp. of Saskatchewan	15,494	3,594,602
	Shin-Etsu Chemical Co., Ltd.	66,400	4,114,630
	Syngenta AG, Registered Shares	21,453	6,977,396
	Umicore	122,046	6,033,681
Chemicals Total			35,471,187
Metals & Mining – 11.4%
	Anglo American PLC	112,879	7,927,787
	ArcelorMittal	65,730	6,499,089
	BHP Biliton PLC	451,044	17,249,505
	Rio Tinto Ltd.	109,253	14,191,639
	SSAB Svenskt Stal AB, Series A	130,900	4,238,391
	Xstrata PLC	102,372	8,205,322
	Yamato Kogyo Co., Ltd.	121,900	5,808,862
Metals & Mining Total			64,120,595
MATERIALS TOTAL			99,591,782
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 1.7%
	Telefonica SA	354,655	9,425,572
Diversified Telecommunication Services Total			9,425,572
Wireless Telecommunication Services – 1.1%
	America Movil SAB de CV, Series L, ADR	62,062	3,273,770

5

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	China Mobile Ltd.	243,500	3,272,795
Wireless Telecommunication Services Total			6,546,565
TELECOMMUNICATION SERVICES TOTAL			15,972,137
UTILITIES – 4.2%
Electric Utilities – 4.2%
	E.ON AG	52,883	10,669,986
	Fortum Oyj	127,622	6,482,150
	Iberdrola SA	303,297	4,063,749
	Scottish & Southern Energy PLC	98,075	2,740,769
Electric Utilities Total			23,956,654
UTILITIES TOTAL			23,956,654

	Total Common Stocks (Cost of $495,946,070)		541,859,240
Investment Companies – 2.0%
	iShares MSCI Brazil Index Fund	31,422	2,815,097
	iShares MSCI EAFE Index Fund	97,696	6,711,715
	WisdomTree India Earnings Fund (a)	96,665	1,761,237

	Total Investment Companies (Cost of $12,006,884)		11,288,049
Preferred Stock – 0.5%
MATERIALS – 0.5%
	Usinas Siderurgicas de Minas Gerais SA	55,750	2,747,333
MATERIALS TOTAL			2,747,333

	Total Preferred Stock (Cost of $2,516,381)		2,747,333

	Total Investments – 98.7% (Cost of $510,469,335)(b)(c)		555,894,622

	Other Assets & Liabilities, Net – 1.3%		7,364,065

	Net Assets – 100.0%		563,258,687

6

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Forward foreign currency exchange contracts are valued at the prevailing forward foreign exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of  the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$149,429,334	$—
	Level 2 – Other Significant Observable Inputs	406,465,288	700,842
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$555,894,622	$700,842

	*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

7

The Fund’s assets assigned to Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $510,469,335.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$75,750,227	$(30,324,940)	$45,425,287

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$10,922,287	$10,633,574	09/17/08	$288,713
CAD	4,043,195	4,086,502	09/17/08	(43,307)
EUR	49,693,976	48,648,161	09/17/08	1,045,815
GBP	1,837,396	1,817,934	09/17/08	19,462
NOK	6,655,868	6,495,010	09/17/08	160,858
SEK	6,000,517	5,935,338	09/17/08	65,179
				$1,536,720

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$10,170,199	$10,111,036	09/17/08	$(59,163)
CHF	7,263,600	7,094,336	09/17/08	(169,264)
CHF	2,443,077	2,391,305	09/17/08	(51,772)
DKK	6,060,730	5,928,927	09/17/08	(131,803)
EUR	2,940,333	2,929,050	09/17/08	(11,283)
GBP	6,690,259	6,526,403	09/17/08	(163,856)
IDR	1,220,363	1,195,234	09/17/08	(25,129)
ILS	5,465,396	5,358,821	09/17/08	(106,575)
MXN	1,822,236	1,807,341	09/17/08	(14,895)
SEK	1,167,070	1,170,957	09/17/08	3,887
SGD	7,249,297	7,143,272	09/17/08	(106,025)
				$(835,878)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

8

INVESTMENT PORTFOLIO

June 30, 2008 (Unaudited)	Columbia Mid Cap Value and Restructuring Fund

		Shares	Value ($)*
Common Stocks – 100.0%
CONSUMER DISCRETIONARY – 13.6%
Household Durables – 3.4%
	Black & Decker Corp.	25,000	1,437,750
	Hunter Douglas NV	79,500	4,798,974
	Tempur-Pedic International, Inc.	268,200	2,094,642
Household Durables Total			8,331,366
Media – 1.1%
	DISH Network Corp., Class A (a)	90,000	2,635,200
Media Total			2,635,200
Specialty Retail – 9.1%
	Autozone, Inc. (a)	40,000	4,840,400
	Sherwin-Williams Co.	165,000	7,578,450
	TJX Companies, Inc.	300,000	9,441,000
Specialty Retail Total			21,859,850
CONSUMER DISCRETIONARY TOTAL			32,826,416
CONSUMER STAPLES – 5.4%
Beverages – 4.4%
	Constellation Brands, Inc., Class A (a)	365,000	7,248,900
	Dr Pepper Snapple Group, Inc. (a)	155,000	3,251,900
Beverages Total			10,500,800
Food Products – 1.0%
	Dean Foods Co. (a)	123,000	2,413,260
Food Products Total			2,413,260
CONSUMER STAPLES TOTAL			12,914,060
ENERGY – 28.7%
Energy Equipment & Services – 8.9%
	Noble Corp.	230,000	14,940,800
	Tenaris SA, ADR	86,000	6,407,000
Energy Equipment & Services Total			21,347,800
Oil, Gas & Consumable Fuels – 19.8%
	Cimarex Energy Co.	70,000	4,876,900
	Devon Energy Corp.	102,000	12,256,320
	El Paso Corp.	349,800	7,604,652
	Occidental Petroleum Corp.	103,000	9,255,580

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Williams Companies, Inc.	343,000	13,826,330
Oil, Gas & Consumable Fuels Total			47,819,782
ENERGY TOTAL			69,167,582
FINANCIALS – 15.9%
Capital Markets – 1.3%
	Lehman Brothers Holdings, Inc.	160,000	3,169,600
Capital Markets Total			3,169,600
Diversified Financial Services – 7.7%
	Leucadia National Corp.	185,000	8,683,900
	Onex Corp.	331,200	9,753,787
Diversified Financial Services Total			18,437,687
Insurance – 4.2%
	ACE Ltd.	90,000	4,958,100
	W.R. Berkley Corp.	210,000	5,073,600
Insurance Total			10,031,700
Real Estate Management & Development – 2.7%
	CB Richard Ellis Group, Inc., Class A (a)	285,000	5,472,000
	St. Joe Co.	33,000	1,132,560
Real Estate Management & Development Total			6,604,560
FINANCIALS TOTAL			38,243,547
HEALTH CARE – 3.6%
Pharmaceuticals – 3.6%
	Shire PLC, ADR	176,700	8,681,271
Pharmaceuticals Total			8,681,271
HEALTH CARE TOTAL			8,681,271
INDUSTRIALS – 14.1%
Aerospace & Defense – 2.5%
	Empresa Brasileira de Aeronautica SA, ADR	225,000	5,962,500
Aerospace & Defense Total			5,962,500
Commercial Services & Supplies – 4.0%
	Brink’s Co.	150,000	9,813,000
Commercial Services & Supplies Total			9,813,000
Machinery – 7.6%
	Eaton Corp.	50,000	4,248,500
	Kennametal, Inc.	265,000	8,625,750

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Oshkosh Corp.	260,000	5,379,400
Machinery Total			18,253,650
INDUSTRIALS TOTAL			34,029,150
INFORMATION TECHNOLOGY – 9.5%
Communications Equipment – 5.6%
	CommScope, Inc. (a)	40,000	2,110,800
	Harris Corp.	225,000	11,360,250
Communications Equipment Total			13,471,050
IT Services – 3.9%
	MasterCard, Inc., Class A	35,000	9,293,200
IT Services Total			9,293,200
INFORMATION TECHNOLOGY TOTAL			22,764,250
MATERIALS – 9.2%
Chemicals – 2.1%
	Celanese Corp., Series A	110,000	5,022,600
Chemicals Total			5,022,600
Metals & Mining – 2.5%
	Sterlite Industries India Ltd., ADR (a)	380,000	6,042,000
Metals & Mining Total			6,042,000
Paper & Forest Products – 4.6%
	Aracruz Celulose SA, ADR	150,000	11,008,500
Paper & Forest Products Total			11,008,500
MATERIALS TOTAL			22,073,100

	Total Common Stocks (cost of $159,682,289)		240,699,376

3

Total Investments – 100.0%
(cost of $159,682,289)(b)(c)	$240,699,376

Other Assets & Liabilities, Net – (0.0%)	(37,437)

Net Assets – 100.0%	$240,661,939

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

4

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$240,699,376	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$240,699,376	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $159,682,289.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$100,299,752	$(19,282,665)	$81,017,087

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

June 30, 2008 (Unaudited)	Columbia Pacific/Asia Fund

		Shares	Value ($)*
Common Stocks – 97.4%
CONSUMER DISCRETIONARY – 12.9%
Auto Components – 0.3%
	Denso Corp.	9,300	319,678
Auto Components Total			319,678
Automobiles – 3.9%
	Dongfeng Motor Group Co., Ltd., Class H	1,884,000	753,866
	Honda Motor Co., Ltd.	27,700	941,724
	Toyota Motor Corp.	44,200	2,085,436
Automobiles Total			3,781,026
Diversified Consumer Services – 1.0%
	Benesse Corp.	23,300	943,542
Diversified Consumer Services Total			943,542
Hotels, Restaurants & Leisure – 1.6%
	Genting Berhad	220,600	378,075
	Kangwon Land, Inc.	36,000	788,108
	Pacific Golf Group International Holdings KK	355	354,381
Hotels, Restaurants & Leisure Total			1,520,564
Household Durables – 2.2%
	LG Electronics, Inc.	3,443	390,034
	Matsushita Electric Industrial Co., Ltd.	81,000	1,746,857
Household Durables Total			2,136,891
Leisure Equipment & Products – 0.8%
	Nikon Corp.	25,000	729,858
Leisure Equipment & Products Total			729,858
Media – 1.2%
	Daiichikosho Co., Ltd.	84,800	853,710
	VisionChina Media, Inc., ADR (a)	22,124	351,108
Media Total			1,204,818
Specialty Retail – 1.1%
	Esprit Holdings Ltd.	98,000	1,018,051
Specialty Retail Total			1,018,051
Textiles, Apparel & Luxury Goods – 0.8%
	Youngone Corp.	114,360	803,543
Textiles, Apparel & Luxury Goods Total			803,543
CONSUMER DISCRETIONARY TOTAL			12,457,971
CONSUMER STAPLES – 7.0%
Food & Staples Retailing – 3.5%
	FamilyMart Co., Ltd.	17,900	731,610
	Seven & I Holdings Co., Ltd.	31,000	884,588
	Woolworths Ltd.	75,606	1,772,128
Food & Staples Retailing Total			3,388,326

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.8%
	Toyo Suisan Kaisha Ltd.	45,900	1,037,435
	Universal Robina Corp.	2,859,800	668,847
Food Products Total			1,706,282
Personal Products – 0.7%
	Shiseido Co., Ltd.	29,000	663,653
Personal Products Total			663,653
Tobacco – 1.0%
	Japan Tobacco, Inc.	112	477,808
	KT&G Corp.	5,835	502,031
Tobacco Total			979,839
CONSUMER STAPLES TOTAL			6,738,100
ENERGY – 6.5%
Oil, Gas & Consumable Fuels – 6.5%
	PT Bumi Resources Tbk	513,500	456,692
	Centennial Coal Co., Ltd.	119,699	642,597
	CNOOC Ltd.	594,000	1,022,345
	Inpex Holdings, Inc.	66	832,886
	Oil & Natural Gas Corp., Ltd.	48,226	901,190
	PetroChina Co., Ltd., Class H	924,750	1,197,855
	Yanzhou Coal Mining Co., Ltd., Class H	662,000	1,231,075
Oil, Gas & Consumable Fuels Total			6,284,640
ENERGY TOTAL			6,284,640
FINANCIALS – 22.5%
Capital Markets – 2.4%
	Nomura Holdings, Inc.	31,800	471,078
	Tokai Tokyo Securities Co., Ltd.	271,000	982,578
	Woori Investment & Securities Co., Ltd.	49,450	898,188
Capital Markets Total			2,351,844
Commercial Banks – 14.2%
	Bangkok Bank PCL, Foreign Registered Shares	167,100	594,733
	Bank of East Asia Ltd.	204,140	1,108,766
	China Merchants Bank Co., Ltd., Class H (b)	95,500	300,074
	Commonwealth Bank of Australia	48,441	1,865,412
	DBS Group Holdings Ltd.	131,000	1,815,927

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Industrial & Commercial Bank of China, Class H	2,287,100	1,563,403
	Kookmin Bank	15,100	892,099
	Mitsubishi UFJ Financial Group, Inc.	65,200	577,795
	Mizuho Financial Group, Inc.	266	1,242,511
	Siam Commercial Bank PCL, Foreign Registered Shares (b)	495,500	1,148,535
	St. George Bank Ltd.	35,599	925,182
	Sumitomo Trust & Banking Co., Ltd.	130,400	911,210
	Yamaguchi Financial Group, Inc.	52,000	719,876
Commercial Banks Total			13,665,523
Consumer Finance – 0.8%
	ORIX Corp.	5,610	802,523
Consumer Finance Total			802,523
Insurance – 1.1%
	Millea Holdings, Inc.	26,300	1,025,399
Insurance Total			1,025,399
Real Estate Investment Trusts (REITs) – 0.4%
	CapitaCommercial Trust	257,000	360,788
Real Estate Investment Trusts (REITs) Total			360,788
Real Estate Management & Development – 2.8%
	CapitaLand Ltd.	83,000	347,727
	Hongkong Land Holdings Ltd.	238,000	1,009,120
	Kenedix, Inc.	419	512,972
	Swire Pacific Ltd., Class A	77,200	789,599
Real Estate Management & Development Total			2,659,418
Thrifts & Mortgage Finance – 0.8%
	LIC Housing Finance	129,642	805,724
Thrifts & Mortgage Finance Total			805,724
FINANCIALS TOTAL			21,671,219
HEALTH CARE – 3.5%
Health Care Equipment & Supplies – 0.3%
	Hogy Medical Co., Ltd.	6,000	303,998
Health Care Equipment & Supplies Total			303,998
Health Care Providers & Services – 0.8%
	As One Corp.	34,800	760,333
Health Care Providers & Services Total			760,333

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.4%
	Daiichi Sankyo Co., Ltd.	15,500	426,967
	Hisamitsu Pharmaceutical Co., Inc.	11,000	478,599
	Takeda Pharmaceutical Co., Ltd.	26,900	1,367,990
Pharmaceuticals Total			2,273,556
HEALTH CARE TOTAL			3,337,887
INDUSTRIALS – 14.9%
Commercial Services & Supplies – 0.6%
	Brambles Ltd.	67,936	568,557
Commercial Services & Supplies Total			568,557
Electrical Equipment – 2.6%
	Bharat Heavy Electricals Ltd.	17,112	546,073
	Harbin Power Equipment Co., Ltd., Class H	226,000	327,526
	Mitsubishi Electric Corp.	90,000	970,476
	Sumitomo Electric Industries Ltd.	53,100	674,095
Electrical Equipment Total			2,518,170
Industrial Conglomerates – 1.7%
	Keppel Corp. Ltd.	204,000	1,670,324
Industrial Conglomerates Total			1,670,324
Machinery – 4.6%
	Fanuc Ltd.	5,400	527,363
	Glory Ltd.	38,800	911,673
	Hino Motors Ltd.	125,000	774,591
	Komatsu Ltd.	66,500	1,853,746
	Shima Seiki Manufacturing Ltd.	12,200	332,043
Machinery Total			4,399,416
Marine – 0.9%
	U-Ming Marine Transport Corp.	316,000	832,867
Marine Total			832,867
Road & Rail – 1.5%
	Central Japan Railway Co.	131	1,443,424
Road & Rail Total			1,443,424
Trading Companies & Distributors – 2.9%
	ITOCHU Corp.	152,700	1,626,442
	Mitsubishi Corp.	35,800	1,180,016
Trading Companies & Distributors Total			2,806,458

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.1%
	Sichuan Expressway Co., Ltd., Class H	478,000	137,320
Transportation Infrastructure Total			137,320
INDUSTRIALS TOTAL			14,376,536
INFORMATION TECHNOLOGY – 12.1%
Computers & Peripherals – 0.5%
	Toshiba Corp.	500	3,687
	Wistron Corp.	365,000	521,892
Computers & Peripherals Total			525,579
Electronic Equipment & Instruments – 3.0%
	FUJIFILM Holdings Corp.	30,400	1,044,969
	Kingboard Chemical Holdings Ltd.	158,500	731,796
	Kyocera Corp.	12,200	1,148,938
Electronic Equipment & Instruments Total			2,925,703
IT Services – 0.6%
	Computershare Ltd.	66,600	588,022
IT Services Total			588,022
Office Electronics – 2.2%
	Canon, Inc.	40,900	2,103,066
Office Electronics Total			2,103,066
Semiconductors & Semiconductor Equipment – 3.3%
	Macronix International	1,937,000	848,750
	Samsung Electronics Co., Ltd.	1,489	889,656
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	128,296	1,399,710
Semiconductors & Semiconductor Equipment Total			3,138,116
Software – 2.5%
	Nintendo Co., Ltd.	4,200	2,369,261
Software Total			2,369,261
INFORMATION TECHNOLOGY TOTAL			11,649,747
MATERIALS – 10.3%
Chemicals – 2.4%
	Asahi Kasei Corp.	120,000	628,337
	Capro Corp. (a)	64,940	561,835
	Incitec Pivot Ltd.	6,143	1,089,462
Chemicals Total			2,279,634
Metals & Mining – 7.9%
	Aluminum Corp. of China Ltd., ADR	21,440	611,898
	BHP Billiton Ltd.	53,568	2,244,123
	Freeport-McMoRan Copper & Gold, Inc.	11,851	1,388,819

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Korea Iron & Steel Co., Ltd.	10,307	836,541
	Oxiana Ltd. (a)	179,526	449,187
	Rio Tinto Ltd.	7,738	1,005,143
	Yamato Kogyo Co., Ltd.	23,900	1,138,899
Metals & Mining Total			7,674,610
MATERIALS TOTAL			9,954,244
TELECOMMUNICATION SERVICES – 5.8%
Diversified Telecommunication Services – 2.0%
	Nippon Telegraph & Telephone Corp.	193	945,143
	PT Telekomunikasi Indonesia Tbk, Series B	1,236,300	978,849
Diversified Telecommunication Services Total			1,923,992
Wireless Telecommunication Services – 3.8%
	China Mobile Ltd., ADR	38,421	2,572,286
	NTT DoCoMo, Inc.	608	893,234
	Philippine Long Distance Telephone Co., ADR	3,901	208,391
Wireless Telecommunication Services Total			3,673,911
TELECOMMUNICATION SERVICES TOTAL			5,597,903
UTILITIES – 1.9%
Electric Utilities – 0.6%
	CESC Ltd.	67,618	616,066
Electric Utilities Total			616,066
Independent Power Producers & Energy Traders – 0.4%
	Tanjong PLC	85,500	358,485
Independent Power Producers & Energy Traders Total			358,485
Water Utilities – 0.9%
	Guangdong Investment Ltd.	884,919	358,632
	Thai Tap Water Supply PCL, Foreign Registered Shares (a)	3,186,853	514,701
Water Utilities Total			873,333
UTILITIES TOTAL			1,847,884

	Total Common Stocks (cost of $96,037,264)		93,916,131
Investment Companies – 1.8%
	iShares MSCI Emerging Markets Index Fund	5,213	706,779
	iShares MSCI Japan Index Fund	56,182	701,151

6

		Shares	Value ($)
Investment Companies – (continued)
	iShares MSCI Pacific Ex-Japan Index Fund	2,600	353,834

	Total Investment Companies (cost of $1,748,503)		1,761,764

	Total Investments – 99.2% (cost of $97,785,767)(c)(d)		95,677,895

	Other Assets & Liabilities, Net – 0.8%		776,802

	Net Assets – 100.0%		96,454,697

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

7

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$9,303,094	$—
Level 2 – Other Significant Observable Inputs	86,374,801	107,014
Level 3 – Significant Unobservable Inputs	—	—
Total	$95,677,895	$107,014

*	Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,448,609, which represent 1.5% of net assets.
(c)	Cost for federal income tax purposes is $97,785,767.
(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$9,179,431	$(11,287,303)	$(2,107,872)

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,701,490	$3,603,647	09/17/08	$97,843
INR	984,809	1,004,751	09/17/08	(19,942)
JPY	1,334,550	1,312,980	09/17/08	21,570
JPY	450,597	444,015	09/17/08	6,582
KRW	653,328	660,410	09/17/08	(7,082)
KRW	109,449	111,333	09/17/08	(1,884)
MYR	1,105,194	1,104,550	09/17/08	644
NZD	223,484	219,097	09/17/08	4,387
THB	334,061	335,684	09/17/08	(1,623)
TWD	2,881,976	2,860,939	09/17/08	21,037
TWD	111,158	111,440	09/17/08	(282)
				$121,250

8

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	$675,786	$661,870	09/17/08	$(13,916)
MYR	332,477	332,619	09/17/08	142
PHP	665,051	673,722	09/17/08	8,671
PHP	110,639	111,890	09/17/08	1,251
SGD	2,006,522	1,977,175	09/17/08	(29,347)
THB	2,316,117	2,335,080	09/17/08	18,963
$(14,236)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar

9

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Select Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.4%
CONSUMER DISCRETIONARY – 10.3%
Hotels, Restaurants & Leisure – 4.9%
	Carnival Corp.	839,617	27,673,776
	Las Vegas Sands Corp. (a)	527,442	25,021,849
Hotels, Restaurants & Leisure Total			52,695,625
Internet & Catalog Retail – 2.8%
	Amazon.com, Inc. (a)	404,658	29,673,571
Internet & Catalog Retail Total			29,673,571
Textiles, Apparel & Luxury Goods – 2.6%
	Coach, Inc. (a)	950,691	27,455,956
Textiles, Apparel & Luxury Goods Total			27,455,956
CONSUMER DISCRETIONARY TOTAL			109,825,152
FINANCIALS – 6.0%
Consumer Finance – 2.6%
	SLM Corp. (a)	1,414,008	27,361,055
Consumer Finance Total			27,361,055
Diversified Financial Services – 3.4%
	CME Group, Inc.	93,900	35,981,541
Diversified Financial Services Total			35,981,541
FINANCIALS TOTAL			63,342,596
HEALTH CARE – 38.0%
Biotechnology – 12.7%
	Celgene Corp. (a)	719,766	45,971,455
	Genentech, Inc. (a)	547,388	41,546,749
	Gilead Sciences, Inc. (a)	892,316	47,248,132
Biotechnology Total			134,766,336
Health Care Equipment & Supplies – 14.4%
	Alcon, Inc.	268,455	43,701,789
	Hologic, Inc. (a)	1,793,086	39,089,275
	Intuitive Surgical, Inc. (a)	132,545	35,707,623
	Zimmer Holdings, Inc. (a)	496,659	33,797,645
Health Care Equipment & Supplies Total			152,296,332
Health Care Providers & Services – 3.7%
	Medco Health Solutions, Inc. (a)	839,599	39,629,073
Health Care Providers & Services Total			39,629,073
Life Sciences Tools & Services – 3.7%
	Covance, Inc. (a)	460,599	39,620,726
Life Sciences Tools & Services Total			39,620,726

1

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 3.5%
	Allergan, Inc.	704,801	36,684,892
Pharmaceuticals Total			36,684,892
HEALTH CARE TOTAL			402,997,359
INDUSTRIALS – 7.4%
Air Freight & Logistics – 3.2%
	Expeditors International Washington, Inc.	794,183	34,149,869
Air Freight & Logistics Total			34,149,869
Electrical Equipment – 4.2%
	First Solar, Inc. (a)	161,068	43,942,572
Electrical Equipment Total			43,942,572
INDUSTRIALS TOTAL			78,092,441
INFORMATION TECHNOLOGY – 32.2%
Communications Equipment – 10.8%
	Corning, Inc.	1,372,447	31,634,903
	QUALCOMM, Inc.	919,316	40,790,051
	Research In Motion Ltd. (a)	358,768	41,939,979
Communications Equipment Total			114,364,933
Computers & Peripherals – 3.5%
	Apple, Inc. (a)	224,615	37,609,536
Computers & Peripherals Total			37,609,536
Internet Software & Services – 7.7%
	Akamai Technologies, Inc. (a)	1,035,593	36,028,281
	Google, Inc., Class A (a)	87,653	46,142,292
Internet Software & Services Total			82,170,573
IT Services – 4.1%
	Infosys Technologies Ltd., ADR	1,001,349	43,518,627
IT Services Total			43,518,627

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 6.1%
Electronic Arts, Inc. (a)	605,865	26,918,582
VMware, Inc., Class A (a)	692,843	37,316,524
Software Total		64,235,106
INFORMATION TECHNOLOGY TOTAL		341,898,775
TELECOMMUNICATION SERVICES – 4.5%
Wireless Telecommunication Services – 4.5%
America Movil SAB de CV, Series L, ADR	906,528	47,819,352
Wireless Telecommunication Services Total		47,819,352
TELECOMMUNICATION SERVICES TOTAL		47,819,352

Total Common Stocks (cost of $943,677,943)		1,043,975,675

		Par ($)
Short-Term Obligation – 5.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/05/11, market value $64,343,988 (repurchase proceeds $63,085,855)	63,082,000	63,082,000

	Total Short-Term Obligation (cost of $63,082,000)		63,082,000

	Total Investments – 104.3% (cost of $1,006,759,943)(b)(c)		1,107,057,675

	Other Assets & Liabilities, Net – (4.3)%		(46,021,654)

	Net Assets – 100.0%		1,061,036,021

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

3

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$1,043,975,675	$—
	Level 2 – Other Significant Observable Inputs	63,082,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,107,057,675	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,006,759,943.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$193,432,823	$(93,135,091)	$100,297,732

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Select Opportunities Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 2.1%
	BorgWarner, Inc.	163,000	7,233,940
	Lear Corp. (a)	108,000	1,531,440
Auto Components Total			8,765,380
Diversified Consumer Services – 1.7%
	Sotheby’s	254,900	6,721,713
Diversified Consumer Services Total			6,721,713
Hotels, Restaurants & Leisure – 1.8%
	Life Time Fitness, Inc. (a)	248,118	7,331,887
Hotels, Restaurants & Leisure Total			7,331,887
Media – 1.7%
	John Wiley & Sons, Inc., Class A	154,400	6,952,632
Media Total			6,952,632
Multiline Retail – 2.7%
	Dillard’s, Inc., Class A	250,000	2,892,500
	Sears Holdings Corp. (a)	110,000	8,102,600
Multiline Retail Total			10,995,100
CONSUMER DISCRETIONARY TOTAL			40,766,712
CONSUMER STAPLES – 6.1%
Beverages – 2.9%
	Anheuser-Busch Companies, Inc.	191,000	11,864,920
Beverages Total			11,864,920
Food & Staples Retailing – 2.0%
	Olam International Ltd.	4,746,000	8,476,557
Food & Staples Retailing Total			8,476,557
Food Products – 1.2%
	Wilmar International Ltd.	1,290,776	4,800,505
Food Products Total			4,800,505
CONSUMER STAPLES TOTAL			25,141,982
ENERGY – 16.0%
Oil, Gas & Consumable Fuels – 16.0%
	Apache Corp.	121,100	16,832,900
	Cimarex Energy Co.	203,600	14,184,812
	El Paso Corp.	645,000	14,022,300
	Exxon Mobil Corp.	88,300	7,781,879

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Suncor Energy, Inc.	214,942	12,492,429
Oil, Gas & Consumable Fuels Total			65,314,320
ENERGY TOTAL			65,314,320
FINANCIALS – 17.8%
Capital Markets – 1.7%
	American Capital Strategies Ltd.	288,174	6,849,896
Capital Markets Total			6,849,896
Diversified Financial Services – 11.2%
	Leucadia National Corp.	356,500	16,734,110
	Nasdaq OMX Group (a)	262,700	6,974,685
	NYSE Euronext	206,100	10,441,026
	RHJ International (a)	422,000	5,315,347
	Singapore Exchange Ltd.	1,261,385	6,406,358
Diversified Financial Services Total			45,871,526
Insurance – 3.2%
	Berkshire Hathaway Inc., Class A (a)	110	13,282,500
Insurance Total			13,282,500
Real Estate Management & Development – 1.7%
	St. Joe Co.	203,500	6,984,120
Real Estate Management & Development Total			6,984,120
FINANCIALS TOTAL			72,988,042
HEALTH CARE – 5.5%
Biotechnology – 0.5%
	Senomyx, Inc. (a)	406,694	2,005,001
Biotechnology Total			2,005,001
Pharmaceuticals – 5.0%
	Johnson & Johnson	130,600	8,402,804
	Novo Nordisk A/S, ADR	180,795	11,932,470
Pharmaceuticals Total			20,335,274
HEALTH CARE TOTAL			22,340,275
INDUSTRIALS – 21.9%
Aerospace & Defense – 7.3%
	Bombardier, Inc., Class B (a)	2,987,207	21,707,565
	Rolls-Royce Group PLC, ADR	247,344	8,286,024
Aerospace & Defense Total			29,993,589
Air Freight & Logistics – 2.0%
	Expeditors International Washington, Inc.	187,541	8,064,263
Air Freight & Logistics Total			8,064,263

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 1.6%
	Simpson Manufacturing Co., Inc.	271,961	6,456,354
Building Products Total			6,456,354
Construction & Engineering – 5.3%
	Granite Construction, Inc.	159,478	5,028,341
	Quanta Services, Inc. (a)	500,000	16,635,000
Construction & Engineering Total			21,663,341
Electrical Equipment – 0.5%
	American Superconductor Corp. (a)	61,000	2,186,850
Electrical Equipment Total			2,186,850
Industrial Conglomerates – 1.6%
	General Electric Co.	174,586	4,659,700
	Jardine Strategic Holdings Ltd.	126,000	2,142,000
Industrial Conglomerates Total			6,801,700
Trading Companies & Distributors – 3.6%
	Noble Group Ltd.	8,370,000	14,580,060
Trading Companies & Distributors Total			14,580,060
INDUSTRIALS TOTAL			89,746,157
INFORMATION TECHNOLOGY – 3.0%
Communications Equipment – 0.3%
	3Com Corp. (a)	550,000	1,166,000
Communications Equipment Total			1,166,000
Electronic Equipment & Instruments – 1.4%
	National Instruments Corp.	205,287	5,823,992
Electronic Equipment & Instruments Total			5,823,992
Semiconductors & Semiconductor Equipment – 1.3%
	Microchip Technology, Inc.	170,000	5,191,800
Semiconductors & Semiconductor Equipment Total			5,191,800
INFORMATION TECHNOLOGY TOTAL			12,181,792
MATERIALS – 15.8%
Chemicals – 6.3%
	Huabao International Holdings Ltd.	4,525,286	4,294,734
	Monsanto Co.	163,000	20,609,720
	Solutia, Inc. (a)	67,000	858,940
Chemicals Total			25,763,394
Construction Materials – 2.5%
	Vulcan Materials Co.	173,185	10,353,000
Construction Materials Total			10,353,000

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 3.7%
	Nucor Corp.	201,100	15,016,137
Metals & Mining Total			15,016,137
Paper & Forest Products – 3.3%
	AbitibiBowater, Inc.	344,500	3,214,185
	Aracruz Celulose SA, ADR	139,500	10,237,905
Paper & Forest Products Total			13,452,090
MATERIALS TOTAL			64,584,621
UTILITIES – 2.9%
Independent Power Producers & Energy Traders – 2.9%
	AES Corp. (a)	621,000	11,929,410
Independent Power Producers & Energy Traders Total			11,929,410
UTILITIES TOTAL			11,929,410

	Total Common Stocks (cost of $357,829,798)		404,993,311

		Par ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $7,696,875 (repurchase proceeds $7,542,461)	7,542,000	7,542,000

	Total Short-Term Obligation (cost of $7,542,000)		7,542,000

	Total Investments – 100.9% (cost of $365,371,798)(b)(c)		412,535,311

	Other Assets & Liabilities, Net – (0.9)%		(3,547,895)

	Net Assets – 100.0%		408,987,416

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

5

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$404,993,311	$—
	Level 2 – Other Significant Observable Inputs	7,542,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$412,535,311	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $365,371,798.
(c)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$100,260,531	$(53,097,018)	$47,163,513

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Select Small Cap Fund

		Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 14.4%
Auto Components – 1.7%
	Harman International Industries, Inc.	280,000	11,589,200
Auto Components Total			11,589,200
Household Durables – 2.7%
	Meritage Corp. (a)	340,000	5,157,800
	Ryland Group, Inc.	600,000	13,086,000
Household Durables Total			18,243,800
Leisure Equipment & Products – 3.2%
	Drew Industries, Inc. (a)	700,000	11,165,000
	Thor Industries, Inc.	500,000	10,630,000
Leisure Equipment & Products Total			21,795,000
Specialty Retail – 4.2%
	Cabela’s, Inc. (a)	1,020,000	11,230,200
	Hibbett Sports, Inc. (a)	500,000	10,550,000
	Urban Outfitters, Inc. (a)	200,000	6,238,000
Specialty Retail Total			28,018,200
Textiles, Apparel & Luxury Goods – 2.6%
	Columbia Sportswear Co.	480,000	17,640,000
Textiles, Apparel & Luxury Goods Total			17,640,000
CONSUMER DISCRETIONARY TOTAL			97,286,200
ENERGY – 9.3%
Energy Equipment & Services – 9.3%
	Helix Energy Solutions Group, Inc. (a)	520,000	21,652,800
	Hercules Offshore, Inc. (a)	660,000	25,093,200
	Tetra Technologies, Inc. (a)	680,000	16,122,800
Energy Equipment & Services Total			62,868,800
ENERGY TOTAL			62,868,800
FINANCIALS – 14.2%
Capital Markets – 6.5%
	Cowen Group, Inc. (a)	680,000	5,249,600
	GFI Group, Inc.	1,300,000	11,713,000
	Greenhill & Co., Inc.	365,000	19,658,900
	KBW, Inc. (a)	340,000	6,997,200
Capital Markets Total			43,618,700
Insurance – 5.2%
	Assured Guaranty Ltd.	760,000	13,672,400
	Philadelphia Consolidated Holdings Corp. (a)	640,000	21,740,800
Insurance Total			35,413,200

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 2.5%
	St. Joe Co.	500,000	17,160,000
Real Estate Management & Development Total			17,160,000
FINANCIALS TOTAL			96,191,900
HEALTH CARE – 1.5%
Health Care Equipment & Supplies – 0.3%
	Orthovita, Inc. (a)	1,000,000	2,050,000
Health Care Equipment & Supplies Total			2,050,000
Health Care Providers & Services – 1.2%
	Molina Healthcare, Inc. (a)	340,000	8,275,600
Health Care Providers & Services Total			8,275,600
HEALTH CARE TOTAL			10,325,600
INDUSTRIALS – 27.3%
Aerospace & Defense – 3.4%
	Innovative Solutions & Support, Inc. (a)(b)	980,000	6,321,000
	Triumph Group, Inc.	350,000	16,485,000
Aerospace & Defense Total			22,806,000
Building Products – 5.6%
	Quanex Building Products Corp.	400,000	5,944,000
	Simpson Manufacturing Co., Inc.	820,000	19,466,800
	Texas Industries, Inc.	230,000	12,909,900
Building Products Total			38,320,700
Commercial Services & Supplies – 8.7%
	FTI Consulting, Inc. (a)	220,000	15,061,200
	Hewitt Associates, Inc., Class A (a)	360,000	13,798,800
	MPS Group, Inc. (a)	1,500,000	15,945,000
	Navigant Consulting, Inc. (a)	720,000	14,083,200
Commercial Services & Supplies Total			58,888,200
Construction & Engineering – 3.4%
	Shaw Group, Inc. (a)	380,000	23,480,200
Construction & Engineering Total			23,480,200
Electrical Equipment – 2.0%
	Regal-Beloit Corp.	320,000	13,520,000
Electrical Equipment Total			13,520,000
Machinery – 1.7%
	Kaydon Corp.	220,000	11,310,200
Machinery Total			11,310,200

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 2.5%
	Kansas City Southern (a)	380,000	16,716,200
Road & Rail Total			16,716,200
INDUSTRIALS TOTAL			185,041,500
INFORMATION TECHNOLOGY – 29.4%
Communications Equipment – 7.4%
	CommScope, Inc. (a)	520,000	27,440,400
	F5 Networks, Inc. (a)	800,000	22,736,000
Communications Equipment Total			50,176,400
Electronic Equipment & Instruments – 7.1%
	FLIR Systems, Inc. (a)	550,000	22,313,500
	Rogers Corp. (a)	480,000	18,043,200
	Technitrol, Inc.	440,000	7,475,600
Electronic Equipment & Instruments Total			47,832,300
IT Services – 3.3%
	Forrester Research, Inc. (a)	720,000	22,233,600
IT Services Total			22,233,600
Semiconductors & Semiconductor Equipment – 8.6%
	Cabot Microelectronics Corp. (a)	340,000	11,271,000
	Power Integrations, Inc. (a)	640,000	20,230,400
	SiRF Technology Holdings, Inc. (a)	2,200,000	9,504,000
	Varian Semiconductor Equipment Associates, Inc. (a)	500,000	17,410,000
Semiconductors & Semiconductor Equipment Total			58,415,400
Software – 3.0%
	Manhattan Associates, Inc. (a)	800,000	18,984,000
	Secure Computing Corp. (a)	400,000	1,656,000
Software Total			20,640,000
INFORMATION TECHNOLOGY TOTAL			199,297,700
UTILITIES – 1.7%
Water Utilities – 1.7%
	Aqua America, Inc.	720,000	11,498,400
Water Utilities Total			11,498,400
UTILITIES TOTAL			11,498,400

	Total Common Stocks (cost of $617,572,051)		662,510,100

3

		Par ($)	Value ($)
Short-Term Obligation – 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 05/05/11, market value $19,056,863 (repurchase proceeds $18,684,142)	18,683,000	18,683,000

	Total Short-Term Obligation (cost of $18,683,000)		18,683,000

	Total Investments – 100.5% (cost of $636,255,051)(c)(d)		681,193,100

	Other Assets & Liabilities, Net – (0.5)%		(3,711,847)

	Net Assets – 100.0%		677,481,253

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$662,510,100	$—
	Level 2 – Other Significant Observable Inputs	18,683,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$681,193,100	$—

(a)	Non-income producing security.

4

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three month period ended June 30, 2008, are as follows:

	Security name:	Innovative Solutions & Support, Inc.
	Shares as of 03/31/08:		1,000,000
	Shares purchased:		—
	Shares sold:		(20,000)
	Shares as of 06/30/08:		980,000
	Net realized loss:		$(124,342)
	Dividend income earned:		$—
	Value at end of period:		$6,321,000

(c)	Cost for federal income tax purposes is $636,255,051.
(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$138,415,766	$(93,477,717)	$44,938,049

5

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 34.2%
BASIC MATERIALS – 0.3%
Iron/Steel – 0.3%
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,303,454
Iron/Steel Total			1,303,454
BASIC MATERIALS TOTAL			1,303,454
COMMUNICATIONS – 4.3%
Media – 1.7%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	4,052,349
Historic TW, Inc.
	9.150% 02/01/23	1,330,000	1,525,893
Time Warner Cable, Inc.
	6.200% 07/01/13	1,735,000	1,764,264
Media Total			7,342,506
Telecommunication Services – 2.6%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,150,000	2,114,192
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,695,764
Cincinnati Bell, Inc.
	8.375% 01/15/14(a)	500,000	483,750
Cisco Systems, Inc.
	5.500% 02/22/16(a)	3,845,000	3,879,247
Sprint Capital Corp.
	8.375% 03/15/12	1,530,000	1,514,700
Telefonica Emisiones SAU
	6.421% 06/20/16	1,125,000	1,141,957
Telecommunication Services Total			10,829,610
COMMUNICATIONS TOTAL			18,172,116
CONSUMER CYCLICAL – 3.0%
Retail – 3.0%
CVS Lease Pass Through Trust
	6.125% 08/15/16	3,000,000	3,025,491
McDonald’s Corp.
	5.800% 10/15/17	3,105,000	3,169,454
Target Corp.
	5.875% 07/15/16	4,290,000	4,357,293

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	5.000% 04/05/12	2,000,000	2,073,266
Retail Total			12,625,504
CONSUMER CYCLICAL TOTAL			12,625,504
CONSUMER NON-CYCLICAL – 3.4%
Beverages – 1.8%
Bottling Group LLC
	5.500% 04/01/16	1,180,000	1,185,133
Diageo Capital PLC
	4.375% 05/03/10	4,000,000	4,004,248
PepsiCo, Inc.
	4.650% 02/15/13	2,320,000	2,354,438
Beverages Total			7,543,819
Commercial Services – 0.1%
Iron Mountain, Inc.
	8.625% 04/01/13	500,000	502,500
Commercial Services Total			502,500
Food – 1.0%
General Mills, Inc.
	5.650% 09/10/12	2,875,000	2,931,525
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,148,484
Food Total			4,080,009
Healthcare Services – 0.5%
UnitedHealth Group, Inc.
	6.000% 06/15/17	2,130,000	2,073,947
Healthcare Services Total			2,073,947
CONSUMER NON-CYCLICAL TOTAL			14,200,275
ENERGY – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
Apache Corp.
	5.250% 04/15/13	1,675,000	1,696,752
BP Capital Markets PLC
	3.024% 03/17/10(b)	3,900,000	3,900,152

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
ConocoPhillips
	4.400% 05/15/13	1,290,000	1,265,563
Oil, Gas & Consumable Fuels Total			6,862,467
ENERGY TOTAL			6,862,467
FINANCIALS – 14.8%
Banks – 5.7%
Credit Suisse/New York NY
	5.000% 05/15/13	1,225,000	1,192,127
	6.000% 02/15/18	1,520,000	1,463,635
Deutsche Bank AG
	4.875% 05/20/13	2,730,000	2,685,523
JPMorgan Chase & Co.
	5.150% 10/01/15(a)	4,030,000	3,880,302
	6.000% 01/15/18(a)	1,395,000	1,358,928
RBS Capital Trust III
	5.512% 09/29/49(b)(c)	3,525,000	3,063,564
Republic New York Corp.
	9.500% 04/15/14	2,700,000	3,077,903
UBS Preferred Funding Trust I
	8.622% 10/29/49(b)(c)	2,325,000	2,336,253
Wachovia Corp.
	5.500% 05/01/13	2,940,000	2,813,877
	5.750% 02/01/18	1,760,000	1,604,090
Zions Bancorp.
	5.500% 11/16/15	975,000	776,570
Banks Total			24,252,772
Diversified Financial Services – 8.1%

American Express Credit Corp.
	5.875% 05/02/13	940,000	934,525
Citigroup, Inc.
	5.250% 02/27/12(a)	6,080,000	6,000,978
	6.125% 05/15/18(a)	825,000	789,498
Ford Motor Credit Co.
	8.625% 11/01/10(a)	1,400,000	1,187,626
General Electric Capital Corp.
	5.250% 10/19/12(a)	2,500,000	2,524,370
General Electric Capital Corp., MTN
	6.000% 06/15/12	2,770,000	2,862,479
Goldman Sachs Group, Inc.
	6.150% 04/01/18	4,755,000	4,613,106

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
IBM International Group Capital LLC
	5.050% 10/22/12	2,560,000	2,614,354
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,181,387
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10	2,960,000	2,882,105
	5.625% 01/24/13	2,870,000	2,716,469
Morgan Stanley
	5.550% 04/27/17	1,760,000	1,574,139
	5.950% 12/28/17	2,375,000	2,156,037
Diversified Financial Services Total			34,037,073
Insurance – 0.8%
New York Life Global Funding
	4.650% 05/09/13(d)	2,000,000	1,983,876
Prudential Financial, Inc.
	5.150% 01/15/13	1,570,000	1,530,235
Insurance Total			3,514,111
FINANCIALS TOTAL			61,803,956
INDUSTRIALS – 1.5%
Machinery – 0.7%
Caterpillar Financial Services Corp.
	4.850% 12/07/12(a)	1,060,000	1,056,859
	5.850% 09/01/17	1,785,000	1,828,149
Machinery Total			2,885,008
Transportation – 0.8%
Federal Express Corp.
	5.500% 08/15/09	2,380,000	2,393,278
Norfolk Southern Corp.
	5.750% 04/01/18(d)	1,105,000	1,087,528
Transportation Total			3,480,806
INDUSTRIALS TOTAL			6,365,814
TECHNOLOGY – 1.5%
Computers – 0.3%
Hewlett-Packard Co.
	4.500% 03/01/13	1,130,000	1,119,179
Computers Total			1,119,179

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Office/Business Equipment – 0.2%
Xerox Corp.
	6.400% 03/15/16	1,000,000	998,199
Office/Business Equipment Total			998,199
Software – 1.0%
Oracle Corp.
	5.250% 01/15/16	4,025,000	3,960,479
Software Total			3,960,479
TECHNOLOGY TOTAL			6,077,857
UTILITIES – 3.8%
Electric – 3.8%
Duke Energy Carolinas LLC
	5.250% 01/15/18	2,120,000	2,092,156
Georgia Power Co.
	5.700% 06/01/17	3,140,000	3,206,213
Nisource Finance Corp.
	5.250% 09/15/17	2,645,000	2,345,769
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,910,000	1,902,587
Southern Co.
	5.300% 01/15/12	2,050,000	2,087,175
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,141,567
	5.400% 01/15/16	1,110,000	1,084,636
Electric Total			15,860,103
UTILITIES TOTAL			15,860,103

	Total Corporate Fixed-Income Bonds & Notes (cost of $145,988,591)		143,271,546
Government & Agency Obligations – 25.4%
U.S. GOVERNMENT AGENCIES – 12.9%
Federal Home Loan Mortgage Corp.
	4.000% 01/29/13	7,760,000	7,711,733
	5.125% 09/29/10	15,290,000	15,866,525
	5.250% 04/03/12	11,800,000	11,948,314
Federal National Mortgage Association
	3.625% 01/29/13	10,345,000	10,145,621
	4.000% 03/19/13	8,495,000	8,438,771
U.S. GOVERNMENT AGENCIES TOTAL			54,110,964

5

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – 12.5%
U.S. Treasury Notes
	4.000% 02/15/14(a)	32,070,000	33,074,689
	4.250% 11/15/14(a)	1,475,000	1,539,991
	4.500% 04/30/12(a)	10,131,000	10,620,135
	4.500% 05/15/17(a)	7,000,000	7,290,934
U.S. GOVERNMENT OBLIGATIONS TOTAL			52,525,749

	Total Government & Agency Obligations (cost of $107,223,650)		106,636,713
Commercial Mortgage-Backed Securities – 15.5%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	4,350,000	4,181,375
Commercial Mortgage Asset Trust
	7.230% 01/17/32(b)	2,000,000	2,126,095
	7.800% 11/17/32(b)	3,556,000	3,874,764
Credit Suisse First Boston Mortgage Securities Corp.
	5.881% 12/15/35(b)(d)	3,325,000	3,031,044
First Union National Bank Commercial Mortgage, Inc.
	6.141% 02/12/34	5,135,000	5,239,066
JP Morgan Chase Commercial Mortgage Securities Corp.
	4.738% 07/15/42	4,500,000	4,265,346
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	2,973,485
	5.168% 01/14/42	3,104,000	2,994,220
Nomura Asset Securities Corp.
	7.783% 03/15/30(b)	4,025,000	4,372,152
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,235,621
Wachovia Bank Commercial Mortgage Trust
	4.608% 12/15/35	6,525,000	6,416,673
	5.001% 07/15/41	1,719,000	1,716,010
	5.087% 07/15/42(b)	4,267,000	4,204,591
	5.110% 07/15/42(b)	6,150,000	6,011,781

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	5.230% 07/15/41(b)	4,775,000	4,726,046
	6.100% 02/15/51(b)	4,800,000	4,410,821
	6.287% 04/15/34	1,435,000	1,471,481

	Total Commercial Mortgage-Backed Securities (cost of $66,961,281)		65,250,571
Collateralized Mortgage Obligations – 9.7%
AGENCY – 8.1%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	2,392,089	2,386,058
Federal National Mortgage Association
	5.000% 09/25/33	8,010,858	8,097,063
	5.500% 03/25/33	3,995,000	4,037,009
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	2,882,161
	4.667% 09/16/25	2,800,000	2,746,257
	5.183% 05/16/28(b)	10,355,000	10,301,369
	5.250% 07/16/29(b)	3,457,357	3,489,632
AGENCY TOTAL			33,939,549
NON - AGENCY – 1.6%
Bear Stearns Adjustable Rate Mortgage Trust
	6.418% 04/25/34(b)	661,603	639,823
Washington Mutual
	4.678% 05/25/35(b)	3,322,000	3,274,516
Wells Fargo Mortgage Backed Securities Trust
	4.539% 02/25/35(b)	2,761,914	2,722,661
NON - AGENCY TOTAL			6,637,000

	Total Collateralized Mortgage Obligations (cost of $40,502,590)		40,576,549
Mortgage-Backed Securities – 8.9%
Federal Home Loan Mortgage Corp.
	5.913% 07/01/36(b)	2,675,625	2,725,975
	6.000% 08/01/21	271,280	278,007
	6.000% 10/01/21	958,332	982,099
Federal National Mortgage Association
	4.513% 05/01/33(b)	1,754,856	1,777,859
	4.790% 11/01/12	2,630,000	2,645,352
	4.852% 01/01/35(b)	3,903,915	3,939,033
	5.000% 10/01/35	8,635,979	8,306,901

7

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.000% 11/01/36	6,335,714	6,094,289
	5.000% 03/01/38	162,407	155,812
	5.500% 04/01/31	2,763	2,742
	5.803% 07/01/36(b)	3,231,729	3,294,190
	7.500% 10/01/16	418,211	436,431
	TBA,
	5.500% 09/01/26(e)	3,500,000	3,449,688
Government National Mortgage Association
	4.500% 09/15/33	1,881,057	1,758,751
	4.500% 10/15/33	1,119,407	1,046,624
	6.000% 11/15/23	234,495	239,804
	8.000% 05/15/23	1,338	1,463
	8.500% 01/15/17	11,375	12,468
	8.500% 04/15/17	7,372	8,080

	Total Mortgage-Backed Securities (cost of $37,445,370)		37,155,568
Asset-Backed Securities – 4.3%
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	3,655,000	3,578,185
	5.300% 05/15/14	1,295,000	1,312,196
	5.500% 04/20/10(d)	2,200,000	2,212,198
Capital One Master Trust
	6.700% 06/15/11(d)	2,000,000	1,992,951
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	2,665,000	2,638,564
Chase Funding Mortgage Loan Asset Backed Certificates
	3.023% 04/25/33(b)	136,025	131,322
Discover Card Master Trust
	5.100% 10/15/13	2,155,000	2,170,251
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	1,270,000	1,274,839
USAA Auto Owner Trust
	4.900% 02/15/12	400,000	405,247
	5.070% 06/15/13	2,385,000	2,407,415

	Total Asset-Backed Securities (cost of $18,204,133)		18,123,168

8

		Par ($)	Value ($)
Municipal Bond – 0.3%
NEW YORK – 0.3%
NY Tollway Authority Service Contract Revenue
	Local Highway & Bridge,
	Series 2008,
	5.000% 04/01/13	1,195,000	1,271,719
NEW YORK TOTAL			1,271,719

	Total Municipal Bond (cost of $1,303,941)		1,271,719

		Shares
Securities Lending Collateral – 13.1%
	State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 2.633%)	54,741,841	54,741,841

	Total Securities Lending Collateral (Cost of $54,741,841)		54,741,841

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by a U.S. Government Agency Obligation maturing 12/14/22, market value $4,837,300 (repurchase proceeds $4,738,290)	4,738,000	4,738,000

	Total Short-Term Obligation (cost of $4,738,000)		4,738,000

	Total Investments – 112.5% (cost of $477,109,397)(g)(h)		471,765,675

	Other Assets & Liabilities, Net – (12.5)%		(52,404,403)

	Net Assets – 100.0%		419,361,272

9

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have  quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

10

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$110,717,278	$—
	Level 2 – Other Significant Observable Inputs	359,773,558	—
	Level 3 – Significant Unobservable Inputs	1,274,839	—
	Total	$471,765,675	$—

The following table reconciles asset balances for the three month period ending June 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 1, 2008	$—	$—
	Amortization of premiums	1	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation	4,953	—
	Net purchases	1,269,885	—
	Transfers in and or out of Level 3	—	—
	Balance as of June 30, 2008	$1,274,839	$—

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $53,783,321.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2008.
(c)	Perpetual Maturity. Maturity date presented represents the next call date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid, amounted to $10,307,597, which represents 2.5% of net assets.

(e)	Security purchased on a delayed delivery basis.
(f)	Investment made with cash collateral received from securities lending activity.
(g)	Cost for federal income tax purposes is $477,109,397.
(h)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,238,585	$(7,582,307)	$(5,343,722)

11

Acronym	Name

MTN	Medium-Term Note
TBA	To Be Announced

12

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 97.8%
U.S. TREASURY BONDS – 22.0%
	4.375% 02/15/38(a)	1,725,000	1,681,337
	4.500% 02/15/36(a)	6,110,000	6,066,564
	5.000% 05/15/37(a)	2,430,000	2,611,492
	5.250% 02/15/29	3,540,000	3,840,624
	5.375% 02/15/31(a)	3,625,000	4,027,716
	5.500% 08/15/28(a)	5,665,000	6,322,231
	6.000% 02/15/26(a)	695,000	813,965
	6.125% 11/15/27(a)	7,060,000	8,442,765
	6.875% 08/15/25	2,600,000	3,315,000
	7.250% 08/15/22(a)	4,160,000	5,359,902
	7.500% 11/15/16(a)	9,265,000	11,573,291
	7.875% 02/15/21(a)	10,215,000	13,619,465
	8.125% 08/15/21(a)	950,000	1,297,863
	8.750% 05/15/17(a)	1,330,000	1,791,864
	12.000% 08/15/13(a)	2,375,000	2,401,533
U.S. TREASURY BONDS TOTAL			73,165,612
U.S. TREASURY NOTES – 75.8%
	1.750% 03/31/10(a)	500,000	493,555
	2.000% 02/28/10(a)	3,200,000	3,176,749
	2.125% 01/31/10(a)	6,300,000	6,267,517
	2.125% 04/30/10(a)	5,500,000	5,460,037
	2.500% 03/31/13(a)	8,300,000	8,007,558
	2.875% 01/31/13(a)	9,200,000	9,042,597
	3.125% 11/30/09	9,845,000	9,947,299
	3.125% 04/30/13(a)	1,850,000	1,834,536
	3.250% 12/31/09(a)	15,150,000	15,331,088
	3.375% 11/30/12(a)	4,235,000	4,253,528
	3.500% 02/15/18(a)	8,850,000	8,518,815
	3.625% 12/31/12(a)	8,550,000	8,680,251
	3.875% 10/31/12(a)	500,000	512,735
	3.875% 02/15/13(a)	11,650,000	11,941,250
	4.000% 08/31/09(a)	7,775,000	7,921,388
	4.000% 04/15/10	6,430,000	6,593,766
	4.000% 02/15/15(a)	6,520,000	6,701,849
	4.125% 05/15/15(a)	2,900,000	2,996,741
	4.250% 09/30/12(a)	1,450,000	1,509,699
	4.250% 08/15/14(a)	7,605,000	7,945,445
	4.250% 11/15/14(a)	500,000	522,031
	4.250% 11/15/17(a)	10,600,000	10,827,730
	4.375% 12/15/10(a)	3,650,000	3,790,583

1

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. TREASURY NOTES – (continued)
	4.500% 05/15/10(a)	2,390,000	2,474,209
	4.500% 11/15/10(a)	250,000	260,254
	4.500% 04/30/12(a)	10,785,000	11,305,711
	4.500% 02/15/16(a)	11,520,000	12,118,499
	4.500% 05/15/17(a)	6,400,000	6,665,997
	4.750% 05/15/14(a)	3,610,000	3,870,032
	4.750% 08/15/17(a)	7,550,000	7,998,281
	4.875% 08/15/09	15,985,000	16,412,103
	4.875% 04/30/11(a)	5,350,000	5,639,654
	5.000% 08/15/11	18,510,000	19,653,863
	5.125% 06/30/11(a)	5,000,000	5,314,060
	5.750% 08/15/10	16,415,000	17,457,615
U.S. TREASURY NOTES TOTAL			251,447,025

	Total Government & Agency Obligations (cost of $318,634,687)		324,612,637

		Shares
Securities Lending Collateral – 28.4%
	State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 2.633%)	94,177,359	94,177,359

	Total Securities Lending Collateral (cost of $94,177,359)		94,177,359

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08, at 1.60%, collateralized by a U.S. Treasury Obligation maturing 05/15/09, market value of $3,293,138 (repurchase proceeds $3,226,143)	3,226,000	3,226,000

	Total Short-Term Obligation (cost of $3,226,000)		3,226,000

2

Total Investments – 127.2% (cost of $416,038,046)(c)(d)	$422,015,996

Other Assets & Liabilities, Net – (27.2)%	(90,231,512)

Net Assets – 100.0%	$331,784,484

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$418,789,996	$—
	Level 2 – Other Significant Observable Inputs	3,226,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$422,015,996	$—

(a)	All or a portion of this security was on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 is $92,314,150.
(b)	Investment made with cash collateral received from securities lending activity.
(c)	Cost for federal income tax purposes is $418,099,612.
(d)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

3

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,406,435	$(2,490,051)	$3,916,384

4

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia Value and Restructuring Fund

		Shares	Value ($)*
Common Stocks – 96.0%
CONSUMER DISCRETIONARY – 6.2%
Household Durables – 3.4%
	Black & Decker Corp.	3,050,000	175,405,500
	Centex Corp.	3,500,000	46,795,000
	Leggett & Platt, Inc.	4,300,000	72,111,000
	Newell Rubbermaid, Inc.	4,000,000	67,160,000
Household Durables Total			361,471,500
Media – 1.1%
	CBS Corp., Class B	3,050,000	59,444,500
	DISH Network Corp., Class A (a)	1,900,000	55,632,000
Media Total			115,076,500
Multiline Retail – 0.6%
	J.C. Penney Co., Inc.	1,700,000	61,693,000
Multiline Retail Total			61,693,000
Specialty Retail – 1.1%
	TJX Companies, Inc.	3,750,000	118,012,500
Specialty Retail Total			118,012,500
CONSUMER DISCRETIONARY TOTAL			656,253,500
CONSUMER STAPLES – 4.5%
Food Products – 0.6%
	Dean Foods Co. (a)	3,400,000	66,708,000
Food Products Total			66,708,000
Personal Products – 1.2%
	Avon Products, Inc.	3,400,000	122,468,000
Personal Products Total			122,468,000
Tobacco – 2.7%
	Lorillard, Inc. (a)	4,139,637	286,297,295
Tobacco Total			286,297,295
CONSUMER STAPLES TOTAL			475,473,295
ENERGY – 34.1%
Energy Equipment & Services – 1.4%
	Hercules Offshore, Inc. (a)	4,000,000	152,080,000
Energy Equipment & Services Total			152,080,000
Oil, Gas & Consumable Fuels – 32.7%
	Alpha Natural Resources, Inc. (a)(b)	3,700,000	385,873,000
	Anadarko Petroleum Corp.	2,450,000	183,358,000
	Arlington Tankers Ltd. (b)	1,000,000	23,220,000
	ConocoPhillips	3,050,000	287,889,500
	CONSOL Energy, Inc.	4,650,000	522,520,500
	Devon Energy Corp.	2,600,000	312,416,000

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	El Paso Corp.	6,500,000	141,310,000
	Foundation Coal Holdings, Inc.	1,750,000	155,015,000
	Murphy Oil Corp.	1,500,000	147,075,000
	Noble Energy, Inc.	2,200,000	221,232,000
	PetroHawk Energy Corp. (a)	4,700,000	217,657,000
	Petroleo Brasileiro SA, ADR	8,100,000	573,723,000
	Petroplus Holdings AG (a)	1,500,000	80,612,794
	Pinnacle Gas Resources, Inc. (a)(c)(d)	379,087	1,364,713
	Rosetta Resources, Inc. (a)(b)	250,000	7,125,000
	Rosetta Resources, Inc. (a)(b)(c)(d)	2,750,000	78,375,000
	W&T Offshore, Inc.	2,500,000	146,275,000
Oil, Gas & Consumable Fuels Total			3,485,041,507
ENERGY TOTAL			3,637,121,507
FINANCIALS – 11.5%
Capital Markets – 3.4%
	Apollo Investment Corp. (e)	3,500,000	50,155,000
	Invesco Ltd.	5,450,000	130,691,000
	Lehman Brothers Holdings, Inc.	2,700,000	53,487,000
	MCG Capital Corp.	1,900,000	7,562,000
	Morgan Stanley	3,350,000	120,834,500
Capital Markets Total			362,729,500
Commercial Banks – 1.0%
	PNC Financial Services Group, Inc.	1,850,000	105,635,000
Commercial Banks Total			105,635,000
Consumer Finance – 0.5%
	Capital One Financial Corp.	1,500,000	57,015,000
Consumer Finance Total			57,015,000
Diversified Financial Services – 1.1%
	CIT Group, Inc.	2,300,000	15,663,000
	JPMorgan Chase & Co.	2,700,000	92,637,000
	Primus Guaranty Ltd. (a)(b)	3,700,000	10,767,000
Diversified Financial Services Total			119,067,000
Insurance – 4.4%
	ACE Ltd.	3,400,000	187,306,000
	Castlepoint Holdings Ltd. (b)	3,323,260	30,208,433
	Genworth Financial, Inc., Class A	3,100,000	55,211,000
	Loews Corp.	1,743,375	81,764,288
	MetLife, Inc.	2,200,000	116,094,000
Insurance Total			470,583,721

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 1.0%
	DiamondRock Hospitality Co.	5,000,000	54,450,000
	Host Hotels & Resorts, Inc.	2,800,000	38,220,000
	Vintage Wine Trust, Inc. (d)	2,140,500	12,843,000
Real Estate Investment Trusts (REITs) Total			105,513,000
Real Estate Management & Development – 0.1%
	JHSF Participacoes SA	1,779,750	8,903,746
Real Estate Management & Development Total			8,903,746
FINANCIALS TOTAL			1,229,446,967
HEALTH CARE – 2.9%
Health Care Equipment & Supplies – 1.2%
	Baxter International, Inc.	2,031,818	129,914,443
Health Care Equipment & Supplies Total			129,914,443
Health Care Providers & Services – 0.9%
	AmerisourceBergen Corp.	2,300,000	91,977,000
Health Care Providers & Services Total			91,977,000
Pharmaceuticals – 0.8%
	Bristol-Myers Squibb Co.	4,200,000	86,226,000
Pharmaceuticals Total			86,226,000
HEALTH CARE TOTAL			308,117,443
INDUSTRIALS – 14.2%
Aerospace & Defense – 2.7%
	AerCap Holdings NV (a)(b)	5,900,000	74,517,000
	Empresa Brasileira de Aeronautica SA, ADR	3,300,000	87,450,000
	United Technologies Corp.	2,000,000	123,400,000
Aerospace & Defense Total			285,367,000
Airlines – 1.1%
	Copa Holdings SA, Class A (b)	2,600,000	73,216,000
	Gol Linhas Aereas Inteligentes SA, ADR	3,700,000	41,736,000
Airlines Total			114,952,000
Construction & Engineering – 0.6%
	Aecom Technology Corp. (a)	1,900,000	61,807,000
Construction & Engineering Total			61,807,000
Electrical Equipment – 0.9%
	Rockwell Automation, Inc.	2,100,000	91,833,000
Electrical Equipment Total			91,833,000
Industrial Conglomerates – 1.0%
	Tyco International Ltd.	2,700,000	108,108,000
Industrial Conglomerates Total			108,108,000

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.6%
	AGCO Corp. (a)	3,200,000	167,712,000
	Eaton Corp.	1,300,000	110,461,000
Machinery Total			278,173,000
Marine – 0.1%
	Omega Navigation Enterprises, Inc., Class A (b)	923,331	15,244,195
Marine Total			15,244,195
Road & Rail – 4.0%
	Ryder System, Inc.	2,000,000	137,760,000
	Union Pacific Corp.	3,800,000	286,900,000
Road & Rail Total			424,660,000
Trading Companies & Distributors – 1.2%
	RSC Holdings, Inc. (a)	4,727,272	43,774,538
	United Rentals, Inc. (a)(b)	4,300,000	84,323,000
Trading Companies & Distributors Total			128,097,538
INDUSTRIALS TOTAL			1,508,241,733
INFORMATION TECHNOLOGY – 6.3%
Communications Equipment – 4.6%
	CommScope, Inc. (a)	2,300,000	121,371,000
	Harris Corp.	5,100,000	257,499,000
	Nokia Oyj, ADR	4,800,000	117,600,000
Communications Equipment Total			496,470,000
Computers & Peripherals – 1.7%
	International Business Machines Corp.	1,500,000	177,795,000
Computers & Peripherals Total			177,795,000
INFORMATION TECHNOLOGY TOTAL			674,265,000
MATERIALS – 12.7%
Chemicals – 3.8%
	Celanese Corp., Series A	4,200,000	191,772,000
	Lanxess AG	2,200,000	90,335,705
	PPG Industries, Inc.	2,050,000	117,608,500
Chemicals Total			399,716,205
Construction Materials – 0.2%
	Eagle Materials, Inc.	900,000	22,797,000
Construction Materials Total			22,797,000
Containers & Packaging – 0.2%
	Smurfit-Stone Container Corp. (a)	6,500,000	26,455,000
Containers & Packaging Total			26,455,000

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 8.5%
	Cia Vale do Rio Doce, ADR	3,200,000	114,624,000
	Freeport-McMoRan Copper & Gold, Inc.	1,600,000	187,504,000
	Grupo Mexico SAB de CV, Series B	49,500,000	112,313,465
	Schnitzer Steel Industries, Inc., Class A	1,900,000	217,740,000
	Southern Copper Corp.	1,850,000	197,265,500
	Sterlite Industries India Ltd., ADR (a)	5,000,000	79,500,000
Metals & Mining Total			908,946,965
MATERIALS TOTAL			1,357,915,170
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 0.5%
	DataPath, Inc. (a)(d)	1,842,000	3,684,000
	Windstream Corp.	4,200,000	51,828,000
Diversified Telecommunication Services Total			55,512,000
Wireless Telecommunication Services – 2.6%
	America Movil SAB de CV, Series L, ADR	5,300,000	279,575,000
Wireless Telecommunication Services Total			279,575,000
TELECOMMUNICATION SERVICES TOTAL			335,087,000
UTILITIES – 0.5%
Electric Utilities – 0.5%
	Enel SpA	6,000,000	57,058,107
Electric Utilities Total			57,058,107
UTILITIES TOTAL			57,058,107

	Total Common Stocks (cost of $6,864,665,471)		10,238,979,722
Convertible Preferred Stocks – 1.5%
FINANCIALS – 1.2%
Diversified Financial Services – 0.3%
	CIT Group, Inc., 7.750%	3,900,000	34,866,000
	Diversified Financial Services Total		34,866,000

5

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – 0.9%
	American International Group, Inc., 8.500%	1,650,000	97,828,500
Insurance Total			97,828,500
FINANCIALS TOTAL			132,694,500
MATERIALS – 0.3%
Chemicals – 0.3%
	Celanese Corp., 4.250%	500,000	29,375,000
Chemicals Total			29,375,000
MATERIALS TOTAL			29,375,000

	Total Convertible Preferred Stocks (cost of $214,944,646)		162,069,500

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 2.200%, collateralized by U.S. Government Agency Obligations with various maturities to 07/15/37, market value $259,688,831 (repurchase proceeds $254,609,559)	254,594,000	254,594,000

	Total Short-Term Obligation (cost of $254,594,000)		254,594,000

	Total Investments – 99.9% (cost of $7,334,204,117)(f)(g)		10,655,643,222

	Other Assets & Liabilities, Net – 0.1%		7,227,849

	Net Assets – 100.0%		10,662,871,071

6

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and other)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$9,866,633,938	$—
	Level 2 – Other Significant Observable Inputs	789,009,284	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$10,655,643,222	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

7

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended June 30, 2008, are as follows:

Security name: AerCap Holdings NV

Shares as of 03/31/08:	5,000,000
Shares purchased:	900,000
Shares sold:	—
Shares as of 06/30/08:	5,900,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$74,517,000

Security name: Alpha Natural Resources, Inc.

Shares as of 03/31/08:	3,700,000
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	3,700,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$385,873,000

Security name: Arlington Tankers Ltd.

Shares as of 03/31/08:	1,000,000
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	1,000,000
Net realized gain/loss:	$—
Dividend income earned:	$560,000
Value at end of period:	$23,220,000

Security name: Castlepoint Holdings Ltd.

Shares as of 03/31/08:	3,323,260
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	3,323,260
Net realized gain/loss:	$—
Dividend income earned:	$166,163
Value at end of period:	$30,208,433

Security name: Copa Holdings SA, Class A

Shares as of 03/31/08:	2,600,000
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	2,600,000
Net realized gain/loss:	$—
Dividend income earned:	$962,000
Value at end of period:	$73,216,000

Security name: Omega Navigation Enterprises, Inc., Class A

Shares as of 03/31/08:	1,000,000
Shares purchased:	—
Shares sold:	(76,669)
Shares as of 06/30/08:	923,331
Net realized gain/loss:	$(18,497)
Dividend income earned:	$500,000
Value at end of period:	$15,244,195

8

Security name: Primus Guaranty Ltd.

Shares as of 03/31/08:	4,000,000
Shares purchased:	—
Shares sold:	(300,000)
Shares as of 06/30/08:	3,700,000
Net realized gain/loss:	$(2,794,785)
Dividend income earned:	$—
Value at end of period:	$10,767,000

Security name: Rosetta Resources, Inc.

Shares as of 03/31/08	3,000,000
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	3,000,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$85,500,000

Security name: United Rentals, Inc.

Shares as of 03/31/08:	4,300,000
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/08:	4,300,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$84,323,000

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $79,739,713, which represents 0.7% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities, which are not illiquid except for those in the following table, amounted to $96,266,713, which represents 0.9% of net assets.

Acquisition
	Security	Date	Shares	Cost	Value
	DataPath, Inc.	06/23/06	1,842,000	$20,262,000	$3,684,000
	Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	19,669,245	12,843,000
$16,527,000

(e)	Closed-end Management Investment Company.

(f)	Cost for federal income tax purposes is $7,334,204,117.

(g)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,414,853,347	$(1,093,414,242)	$3,321,439,105

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
June 30, 2008 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 6.0%
Hotels, Restaurants & Leisure – 0.9%
	McDonald’s Corp.	12,588	707,697
Hotels, Restaurants & Leisure Total			707,697
Household Durables – 1.0%
	Matsushita Electric Industrial Co., Ltd.	34,000	733,249
Household Durables Total			733,249
Multiline Retail – 1.1%
	Stockmann Oyj Abp, Class B	21,250	821,371
Multiline Retail Total			821,371
Specialty Retail – 2.4%
	Best Buy Co., Inc.	9,575	379,170
	GameStop Corp., Class A (a)	11,716	473,326
	Industria de Diseno Textil, S.A.	11,774	542,410
	Staples, Inc.	18,997	451,179
Specialty Retail Total			1,846,085
Textiles, Apparel & Luxury Goods – 0.6%
	NIKE, Inc., Class B	7,746	461,739
Textiles, Apparel & Luxury Goods Total			461,739
CONSUMER DISCRETIONARY TOTAL			4,570,141
CONSUMER STAPLES – 8.8%
Beverages – 1.0%
	Coca-Cola Co.	14,816	770,136
Beverages Total			770,136
Food & Staples Retailing – 3.2%
	BJ’s Wholesale Club, Inc. (a)	20,932	810,068
	Seven & I Holdings Co. Ltd.	29,200	833,225
	Wal-Mart Stores, Inc.	13,659	767,636
Food & Staples Retailing Total			2,410,929
Food Products – 3.6%
	Cadbury PLC	61,781	778,344
	Nestle SA, Registered Shares	12,590	568,895
	Toyo Suisan Kaisha Ltd.	29,000	655,460
	Unilever PLC	24,959	710,421
Food Products Total			2,713,120
Personal Products – 0.5%
	Avon Products, Inc.	10,650	383,613
Personal Products Total			383,613

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.5%
	Lorillard, Inc. (a)	5,809	401,751
Tobacco Total			401,751
CONSUMER STAPLES TOTAL			6,679,549
ENERGY – 12.2%
Energy Equipment & Services – 3.4%
	Nabors Industries Ltd. (a)	11,578	569,985
	Schlumberger Ltd.	8,066	866,531
	Subsea 7, Inc. (a)	28,800	729,443
	Transocean, Inc. (a)	2,844	433,397
Energy Equipment & Services Total			2,599,356
Oil, Gas & Consumable Fuels – 8.8%
	Apache Corp.	3,356	466,484
	Arch Coal, Inc. (b)	11,435	857,968
	BP PLC	60,777	706,074
	Chevron Corp.	6,749	669,028
	Devon Energy Corp.	4,841	581,695
	Exxon Mobil Corp.	9,404	828,775
	Petroleo Brasileiro SA, ADR	13,131	930,069
	Total SA	9,305	794,044
	XTO Energy, Inc.	6,475	443,602
	Yanzhou Coal Mining Co., Ltd., Class H	222,000	412,838
Oil, Gas & Consumable Fuels Total			6,690,577
ENERGY TOTAL			9,289,933
FINANCIALS – 17.7%
Capital Markets – 3.0%
	Deutsche Bank AG, Registered Shares	4,068	351,307
	Goldman Sachs Group, Inc.	3,442	602,006
	State Street Corp.	8,437	539,883
	T. Rowe Price Group, Inc.	13,611	768,613
Capital Markets Total			2,261,809
Commercial Banks – 8.7%
	Banco Bradesco SA, ADR	34,686	709,676
	Banco Santander SA	79,026	1,452,011
	Barclays PLC	59,408	344,937
	Barclays PLC Subscription Shares (c)	12,730	2,409
	BNP Paribas	6,227	564,128
	Danske Bank A/S	10,700	309,484
	DBS Group Holdings Ltd.	42,000	582,206

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	HSBC Holdings PLC	49,083	758,419
	National Bank of Canada	12,700	630,703
	U.S. Bancorp	20,268	565,274
	United Overseas Bank Ltd.	53,000	725,339
Commercial Banks Total			6,644,586
Consumer Finance – 0.4%
	ORIX Corp.	2,180	311,854
Consumer Finance Total			311,854
Diversified Financial Services – 0.9%
	ING Groep NV	21,739	693,268
Diversified Financial Services Total			693,268
Insurance – 2.8%
	ACE Ltd.	12,104	666,809
	Axis Capital Holdings Ltd.	13,555	404,075
	Hartford Financial Services Group, Inc.	9,683	625,231
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,265	396,768
Insurance Total			2,092,883
Real Estate Investment Trusts (REITs) – 0.5%
	Capstead Mortgage Corp.	31,929	346,430
Real Estate Investment Trusts (REITs) Total			346,430
Real Estate Management & Development – 1.4%
	Emaar Properties PJSC	126,613	374,008
	Hongkong Land Holdings Ltd.	73,000	309,520
	Swire Pacific Ltd., Class A	38,500	393,777
Real Estate Management & Development Total			1,077,305
FINANCIALS TOTAL			13,428,135
HEALTH CARE – 10.1%
Biotechnology – 2.0%
	Amgen, Inc. (a)	18,117	854,398
	Celgene Corp. (a)	3,677	234,850
	Gilead Sciences, Inc. (a)	7,468	395,430
Biotechnology Total			1,484,678
Health Care Equipment & Supplies – 0.9%
	Baxter International, Inc.	4,885	312,347
	Hologic, Inc. (a)	17,763	387,233
Health Care Equipment & Supplies Total			699,580
Health Care Providers & Services – 1.6%
	CIGNA Corp.	9,876	349,512
	Express Scripts, Inc. (a)	4,356	273,208

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	McKesson Corp.	9,973	557,591
Health Care Providers & Services Total			1,180,311
Life Sciences Tools & Services – 1.7%
	Thermo Fisher Scientific, Inc. (a)	13,562	755,810
	Waters Corp. (a)	8,617	555,797
Life Sciences Tools & Services Total			1,311,607
Pharmaceuticals – 3.9%
	Johnson & Johnson	12,486	803,349
	Novo-Nordisk A/S, Class B	12,725	832,823
	Roche Holding AG, Genusschein Shares	5,152	927,970
	Takeda Pharmaceutical Co., Ltd.	8,500	432,265
Pharmaceuticals Total			2,996,407
HEALTH CARE TOTAL			7,672,583
INDUSTRIALS – 14.0%
Aerospace & Defense – 2.1%
	DRS Technologies, Inc.	6,293	495,385
	General Dynamics Corp.	4,889	411,654
	United Technologies Corp.	10,845	669,136
Aerospace & Defense Total			1,576,175
Building Products – 0.3%
	Geberit AG, Registered Shares	1,597	235,278
Building Products Total			235,278
Commercial Services & Supplies – 0.6%
	Christ Water Technology AG (a)	25,950	448,201
Commercial Services & Supplies Total			448,201
Construction & Engineering – 0.6%
	Outotec Oyj	7,305	465,575
Construction & Engineering Total			465,575
Electrical Equipment – 3.1%
	ABB Ltd., Registered Shares (a)	14,725	418,882
	First Solar, Inc. (a)(b)	3,061	835,102
	Gamesa Corp. Tecnologica SA	8,450	415,354
	Mitsubishi Electric Corp.	29,000	312,709
	SunPower Corp., Class A (a)(b)	5,222	375,880
Electrical Equipment Total			2,357,927

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 3.0%
	General Electric Co.	24,225	646,565
	Keppel Corp. Ltd.	105,000	859,726
	McDermott International, Inc. (a)	12,379	766,137
Industrial Conglomerates Total			2,272,428
Machinery – 3.9%
	Bucher Industries AG, Registered Shares	2,856	754,853
	Cummins, Inc. (b)	7,901	517,673
	Eaton Corp.	7,213	612,889
	Glory Ltd.	30,700	721,349
	Joy Global, Inc.	4,214	319,548
Machinery Total			2,926,312
Marine – 0.4%
	U-Ming Marine Transport Corp.	127,000	334,728
Marine Total			334,728
INDUSTRIALS TOTAL			10,616,624
INFORMATION TECHNOLOGY – 13.1%
Communications Equipment – 2.2%
	Alvarion Ltd. (a)	127,894	916,940
	Brocade Communications Systems, Inc. (a)	51,162	421,575
	Cisco Systems, Inc. (a)	15,102	351,272
Communications Equipment Total			1,689,787
Computers & Peripherals – 2.8%
	Apple, Inc. (a)	3,292	551,213
	Hewlett-Packard Co.	18,939	837,293
	International Business Machines Corp.	6,368	754,799
Computers & Peripherals Total			2,143,305
IT Services – 1.2%
	Accenture Ltd., Class A	12,102	492,794
	CGI Group, Inc., Class A (a)	41,300	411,501
IT Services Total			904,295
Office Electronics – 1.1%
	Canon, Inc.	16,400	843,283
Office Electronics Total			843,283
Semiconductors & Semiconductor Equipment – 2.4%
	ASML Holding N.V., N.Y. Registered Shares	28,001	683,224
	Intersil Corp., Class A	12,196	296,607
	MEMC Electronic Materials, Inc. (a)	4,889	300,869
	NVIDIA Corp. (a)	27,628	517,196
Semiconductors & Semiconductor Equipment Total			1,797,896

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 3.4%
	Adobe Systems, Inc. (a)	11,618	457,633
	Citrix Systems, Inc. (a)	11,836	348,097
	Nintendo Co., Ltd.	1,500	846,165
	Oracle Corp. (a)	33,212	697,452
	VMware, Inc., Class A (a)	4,946	266,391
Software Total			2,615,738
INFORMATION TECHNOLOGY TOTAL			9,994,304
MATERIALS – 8.9%
Chemicals – 6.0%
	Air Products & Chemicals, Inc.	5,325	526,429
	BASF SE	5,834	402,502
	Calgon Carbon Corp. (a)	27,223	420,868
	CF Industries Holdings, Inc. (b)	6,045	923,676
	Linde AG	5,919	832,202
	Potash Corp. of Saskatchewan, Inc. (b)	3,129	715,195
	Rockwood Holdings, Inc. (a)	9,421	327,851
	Syngenta AG, Registered Shares	1,338	435,173
Chemicals Total			4,583,896
Metals & Mining – 2.9%
	BHP Biliton PLC	21,109	807,282
	Cia Vale do Rio Doce	11,100	397,443
	Freeport-McMoRan Copper & Gold, Inc.	3,757	440,283
	Nucor Corp.	7,552	563,908
Metals & Mining Total			2,208,916
MATERIALS TOTAL			6,792,812
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.2%
	Telefonica O2 Czech Republic AS	15,000	486,080
	Telekomunikacja Polska SA	43,515	421,459
Diversified Telecommunication Services Total			907,539
Wireless Telecommunication Services – 1.4%
	Mobile TeleSystems OJSC, ADR	7,168	549,140
	Rogers Communications, Inc., Class B	13,900	539,261
Wireless Telecommunication Services Total			1,088,401
TELECOMMUNICATION SERVICES TOTAL			1,995,940

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – 4.2%
Electric Utilities – 3.7%
	British Energy Group PLC	35,972	510,512
	E.ON AG	3,877	782,246
	Entergy Corp.	5,094	613,725
	FirstEnergy Corp.	7,817	643,574
	FPL Group, Inc.	3,242	212,610
Electric Utilities Total			2,762,667
Water Utilities – 0.5%
	Hyflux Ltd.	184,000	404,366
Water Utilities Total			404,366
UTILITIES TOTAL			3,167,033

	Total Common Stocks (cost of $67,104,738)		74,207,054
Investment Company – 1.8%
	iShares MSCI EAFE Index Fund	19,973	1,372,145

	Total Investment Company (cost of $1,405,300)		1,372,145

		Par ($)
Short-Term Obligation – 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/08, due 07/01/08 at 1.600%, collateralized by a U.S. Treasury Obligation maturing 05/15/09, market value of $339,075 (repurchase proceeds $331,015)	331,000	331,000

	Total Short-Term Obligation (cost of $331,000)		331,000

	Total Investments – 99.8% (cost of $68,841,038)(d)(e)		75,910,199

	Other Assets & Liabilities, Net – 0.2%		164,717

	Net Assets – 100.0%		76,074,916

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange traded are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

	Level 1 – Quoted Prices	$45,185,586	$8,188
	Level 2 – Other Significant Observable Inputs	30,722,204	48,755
	Level 3 – Significant Unobservable Inputs	2,409	—
	Total	$75,910,199	$56,943

*	Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities from which a third party pricing service may be employed for purposes of fair market valuation.

8

The following table reconciles asset balances for the three month period ending June 30, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

Instruments	Investments in Securities	Other Financial Instruments
Balance as of April 1, 2008	$2,409	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and out of Level 3	—	—
Balance as of June 30, 2008	$2,409	$—

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at June 30, 2008 is $4,225,494.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $2,409, which represents less that 0.1% of net assets.

(d)	Cost for federal income tax purposes is $68,841,038.

(e)	Unrealized appreciation and depreciation at June 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,679,352	$(2,610,191)	$7,069,161

At June 30, 2008, the Fund held the following written call option contracts:

	Strike
Name of Issuer	Price	Number of Contracts	Expiration Date	Premium	Value
Arch Coal, Inc.	$85	20	7/19/2008	$1,780	$1,600
CF Industrial Holdings, Inc.	195	18	7/19/2008	3,591	450
Cummins, Inc.	80	16	7/19/2008	1,424	208
First Solar, Inc.	330	6	7/19/2008	2,772	798
Potash Corp. Saskatchewan, Inc.	270	6	7/19/2008	1,287	492
Sunpower Corp.	100	18	7/19/2008	1,152	270
Total written call options (proceeds $12,006)					$3,818

For the three month period ended June 30, 2008, transactions in written options were as follows:

	Number of	Premium
	contracts	received
Options outstanding at March 31, 2008	—	$—
Options written	198	37,468
Options terminated in closing purchase transactions	(42)	(7,408)
Options exercised	(40)	(11,880)
Options expired	(32)	(6,174)
Options outstanding at June 30, 2008	84	$12,006

At June 30, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Forward
Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$2,545,782	$2,478,488	09/17/08	$67,294
CAD	1,567,510	1,558,391	09/17/08	9,119
EUR	2,383,630	2,333,466	09/17/08	50,164
GBP	2,389,802	2,331,272	09/17/08	58,530
JPY	1,737,772	1,709,686	09/17/08	28,086
SEK	786,644	778,099	09/17/08	8,545
				$221,738

9

Foreign Forward				Unrealized
Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CHF	$952,154	$929,966	09/17/08	$(22,188)
CHF	397,710	388,572	09/17/08	(9,138)
CZK	486,447	469,767	09/17/08	(16,680)
DKK	397,321	388,681	09/17/08	(8,640)
DKK	554,148	544,707	09/17/08	(9,441)
EUR	395,180	388,042	09/17/08	(7,138)
GBP	394,011	387,891	09/17/08	(6,120)
ILS	1,113,795	1,092,076	09/17/08	(21,719)
ILS	585,174	582,070	09/17/08	(3,104)
INR	775,337	791,037	09/17/08	15,700
JPY	395,543	388,698	09/17/08	(6,845)
PLN	481,643	466,838	09/17/08	(14,805)
PLN	479,780	459,821	09/17/08	(19,959)
SEK	468,217	467,134	09/17/08	(1,083)
SGD	2,373,155	2,338,446	09/17/08	(34,709)
SGD	392,452	389,017	09/17/08	(3,435)
TWD	550,415	546,397	09/17/08	(4,018)
TWD	388,041	388,380	09/17/08	339
				$(172,983)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	August 22, 2008